UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Short Duration High Income Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
TransDigm, Inc.	3.5
Ford Motor Credit Co. LLC	2.2
Community Health Systems, Inc.	1.6
Royal Caribbean Cruises Ltd.	1.5
SBA Communications Corp.	1.2
NOVA Chemicals Corp	1.1
Univision Communications, Inc.	1.1
DISH Network Corp.	1.1
Centennial Resource Production LLC	1.0
WASH Multifamily Acquisition Inc.	1.0
15.3

Market Sectors (% of Fund's net assets)

Energy	15.4
Services	8.1
Healthcare	6.0
Chemicals	5.9
Telecommunications	5.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 85.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.8%
Broadcasting - 0.8%
DISH Network Corp. 3.375% 8/15/26	4,710,000	2,413,875
Nonconvertible Bonds - 84.8%
Aerospace - 5.8%
Bombardier, Inc.:
6% 2/15/28 (b)	125,000	110,610
7.125% 6/15/26 (b)	2,000,000	1,924,831
7.875% 4/15/27 (b)	1,000,000	962,134
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,255,000	1,237,396
6.875% 5/1/25	1,248,000	1,252,420
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,300,000	1,231,930
Spirit Aerosystems, Inc. 7.5% 4/15/25 (b)	650,000	648,397
TransDigm, Inc.:
5.5% 11/15/27	1,235,000	1,147,006
6.25% 3/15/26 (b)	7,365,000	7,191,611
6.75% 8/15/28 (b)	2,935,000	2,849,836
7.5% 3/15/27	25,000	24,969
		18,581,140
Air Transportation - 1.8%
American Airlines, Inc. 7.25% 2/15/28 (b)	380,000	353,333
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,333,333	2,269,047
Forward Air Corp. 9.5% 10/15/31 (b)	410,000	399,750
Rand Parent LLC 8.5% 2/15/30 (b)	1,570,000	1,433,718
United Airlines, Inc. 4.375% 4/15/26 (b)	1,325,000	1,229,089
Western Global Airlines LLC 10.375% (b)(c)	250,000	1,875
		5,686,812
Automotive & Auto Parts - 2.6%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	180,000	175,475
Ford Motor Credit Co. LLC:
2.3% 2/10/25	540,000	509,739
3.375% 11/13/25	4,700,000	4,386,052
4.687% 6/9/25	455,000	440,298
5.125% 6/16/25	250,000	243,253
7.35% 11/4/27	1,420,000	1,437,286
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	485,000	477,749
8.375% 5/1/28 (b)	600,000	598,050
Real Hero Merger Sub 2 6.25% 2/1/29 (b)	30,000	23,864
		8,291,766
Banks & Thrifts - 0.6%
Ally Financial, Inc. 3.875% 5/21/24	970,000	953,819
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	1,035,000	796,950
Western Alliance Bancorp. 3% 6/15/31 (d)	315,000	240,660
		1,991,429
Broadcasting - 2.2%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	1,000,000	888,796
9% 9/15/28 (b)	1,025,000	998,330
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)	410,000	4,223
DISH Network Corp. 11.75% 11/15/27 (b)	1,130,000	1,119,333
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	1,400,000	989,774
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	1,995,000	1,789,056
Univision Communications, Inc. 6.625% 6/1/27 (b)	1,375,000	1,255,920
		7,045,432
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	245,000	228,463
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	355,000	335,653
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	545,000	520,392
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	185,000	148,000
SRS Distribution, Inc. 4.625% 7/1/28 (b)	95,000	82,873
		1,315,381
Cable/Satellite TV - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,425,000	2,232,690
CSC Holdings LLC 5.25% 6/1/24	1,450,000	1,355,740
DISH DBS Corp.:
5.25% 12/1/26 (b)	800,000	645,321
5.875% 11/15/24	1,000,000	920,261
7.75% 7/1/26	650,000	435,546
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	600,000	535,500
		6,125,058
Capital Goods - 0.4%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,183,581
Chemicals - 4.7%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	205,000	193,100
INEOS Finance PLC 6.75% 5/15/28 (b)	1,485,000	1,386,592
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	270,000	195,750
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,990,000	1,765,352
Methanex Corp. 5.125% 10/15/27	2,400,000	2,188,819
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	300,000	294,817
5% 5/1/25 (b)	3,205,000	3,027,000
5.25% 6/1/27 (b)	400,000	337,866
Rhodia Acetow Management GmbH 10.5% 2/15/27 (b)	130,000	127,799
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	1,995,000	1,722,437
6.625% 5/1/29 (b)	300,000	251,468
SPCM SA 3.125% 3/15/27 (b)	395,000	349,530
The Chemours Co. LLC 5.375% 5/15/27	2,900,000	2,619,905
Tronox, Inc. 4.625% 3/15/29 (b)	530,000	417,498
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	180,000	166,729
		15,044,662
Consumer Products - 1.0%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,050,907
Gannett Holdings LLC 6% 11/1/26 (b)	75,000	63,000
Kohl's Corp. 4.25% 7/17/25	70,000	65,379
Mattel, Inc. 5.875% 12/15/27 (b)	460,000	441,009
Newell Brands, Inc. 4.7% 4/1/26	675,000	637,303
Tempur Sealy International, Inc. 4% 4/15/29 (b)	865,000	709,641
TKC Holdings, Inc. 10.5% 5/15/29 (b)	335,000	267,918
		3,235,157
Containers - 2.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	610,000	536,127
5.25% 8/15/27 (b)	400,000	290,644
5.25% 8/15/27 (b)	500,000	363,305
Ball Corp.:
4% 11/15/23	400,000	399,005
5.25% 7/1/25	1,900,000	1,870,354
Berry Global, Inc. 4.875% 7/15/26 (b)	1,175,000	1,121,173
BWAY Holding Co.:
7.875% 8/15/26 (b)	525,000	491,725
9.25% 4/15/27 (b)	550,000	458,045
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	750,000	686,250
Sealed Air Corp. 5% 4/15/29 (b)	1,500,000	1,330,252
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	515,000	490,187
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	1,250,000	1,042,865
		9,079,932
Diversified Financial Services - 3.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	225,000	198,000
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	250,000	216,373
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,240,000	1,230,105
Hightower Holding LLC 6.75% 4/15/29 (b)	150,000	127,942
HTA Group Ltd. 7% 12/18/25 (b)	1,700,000	1,637,389
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	690,000	661,776
5.25% 5/15/27	1,310,000	1,121,688
6.25% 5/15/26	750,000	685,526
Navient Corp.:
6.125% 3/25/24	2,000,000	1,989,968
6.75% 6/15/26	250,000	236,875
OneMain Finance Corp.:
3.5% 1/15/27	235,000	198,575
6.125% 3/15/24	375,000	374,029
6.875% 3/15/25	1,090,000	1,075,388
		9,753,634
Diversified Media - 0.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	425,000	346,375
Energy - 15.1%
Berry Petroleum Co. LLC 7% 2/15/26 (b)	100,000	96,000
Buckeye Partners LP:
4.125% 3/1/25 (b)	525,000	499,958
4.125% 12/1/27	1,400,000	1,216,320
California Resources Corp. 7.125% 2/1/26 (b)	250,000	250,938
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75% 7/15/28 (b)	315,000	294,012
11% 4/15/25 (b)	5,000	5,009
Centennial Resource Production LLC 5.875% 7/1/29 (b)	3,570,000	3,320,100
Cheniere Energy, Inc. 4.625% 10/15/28	625,000	571,059
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	180,000	174,740
Chord Energy Corp. 6.375% 6/1/26 (b)	100,000	98,174
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	525,000	515,790
Comstock Resources, Inc. 6.75% 3/1/29 (b)	120,000	109,203
Continental Resources, Inc. 2.268% 11/15/26 (b)	100,000	88,614
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 2/1/29 (b)	560,000	541,800
7.375% 2/1/31 (b)	525,000	529,205
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	2,300,000	2,262,217
CVR Energy, Inc. 5.25% 2/15/25 (b)	1,615,000	1,584,267
DCP Midstream Operating LP 5.375% 7/15/25	525,000	518,693
Delek Logistics Partners LP 7.125% 6/1/28 (b)	80,000	72,800
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	58,500	60,548
EnLink Midstream Partners LP 4.85% 7/15/26	1,400,000	1,316,023
EQM Midstream Partners LP:
6% 7/1/25 (b)	147,000	143,756
7.5% 6/1/27 (b)	2,550,000	2,525,468
EQT Corp. 3.125% 5/15/26 (b)	175,000	162,073
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27	1,145,000	1,099,488
Gulfport Energy Corp. 8% 5/17/26	100,000	99,828
Hess Midstream Partners LP 5.625% 2/15/26 (b)	2,450,000	2,372,676
Holly Energy Partners LP/Holly Energy Finance Corp. 6.375% 4/15/27 (b)	105,000	101,649
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	475,000	456,000
Mesquite Energy, Inc. 7.25% (b)(c)(e)	135,000	0
Nabors Industries, Inc. 5.75% 2/1/25	2,550,000	2,473,500
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	615,000	550,854
6.75% 9/15/25 (b)	1,290,000	1,196,777
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,450,000	1,415,462
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	285,000	283,560
NuStar Logistics LP 6% 6/1/26	150,000	144,729
Occidental Petroleum Corp.:
5.875% 9/1/25	1,650,000	1,644,275
6.95% 7/1/24	424,000	425,781
8.5% 7/15/27	750,000	799,103
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	1,580,000	1,531,510
PDC Energy, Inc. 5.75% 5/15/26	1,750,000	1,742,563
Precision Drilling Corp. 7.125% 1/15/26 (b)	1,660,000	1,635,548
Range Resources Corp. 4.875% 5/15/25	1,250,000	1,215,625
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	430,000	430,138
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,002,000	988,373
SM Energy Co. 6.625% 1/15/27	1,156,000	1,123,324
Southwestern Energy Co. 5.7% 1/23/25 (f)	1,128,000	1,112,016
Sunnova Energy Corp. 5.875% 9/1/26 (b)	2,210,000	1,790,166
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,010,000	972,521
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	2,000,000	1,829,791
Transocean Aquila Ltd. 8% 9/30/28 (b)	540,000	531,220
Transocean, Inc. 8.75% 2/15/30 (b)	617,500	615,678
U.S.A. Compression Partners LP 6.875% 4/1/26	550,000	534,107
Valaris Ltd. 8.375% 4/30/30 (b)	305,000	299,281
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	265,000	249,990
Western Gas Partners LP 4.65% 7/1/26	1,300,000	1,242,935
		47,865,235
Entertainment/Film - 0.4%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	1,450,000	1,325,025
Environmental - 0.6%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	210,000	199,597
Madison IAQ LLC 4.125% 6/30/28 (b)	1,900,000	1,587,413
		1,787,010
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	1,100,000	1,016,059
6.5% 2/15/28 (b)	985,000	967,066
		1,983,125
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,005,000	777,619
Performance Food Group, Inc. 5.5% 10/15/27 (b)	1,100,000	1,028,582
Post Holdings, Inc.:
5.625% 1/15/28 (b)	125,000	116,171
5.75% 3/1/27 (b)	596,000	568,171
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	100,000	91,750
United Natural Foods, Inc. 6.75% 10/15/28 (b)	95,000	74,754
		2,657,047
Gaming - 4.6%
Affinity Gaming LLC 6.875% 12/15/27 (b)	1,030,000	839,539
Boyd Gaming Corp. 4.75% 12/1/27	1,300,000	1,182,994
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	1,350,000	1,328,248
8.125% 7/1/27 (b)	900,000	891,787
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	495,000	487,089
Carnival Corp. 10.5% 6/1/30 (b)	245,000	248,583
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	300,000	268,658
6.75% 5/1/31 (b)	495,000	456,638
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	500,000	500,001
International Game Technology PLC 4.125% 4/15/26 (b)	2,200,000	2,070,151
Las Vegas Sands Corp. 3.5% 8/18/26	1,100,000	1,006,985
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	182,994
Ontario Gaming GTA LP 8% 8/1/30 (b)	275,000	268,823
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	95,000	88,398
Scientific Games Corp. 7% 5/15/28 (b)	1,000,000	974,788
Studio City Finance Ltd. 5% 1/15/29 (b)	225,000	160,521
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)	715,000	681,947
4.625% 6/15/25 (b)	300,000	288,144
5.625% 5/1/24 (b)	1,000,000	993,144
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	900,000	831,392
5.5% 3/1/25 (b)	1,025,000	1,006,329
		14,757,153
Healthcare - 5.0%
1375209 BC Ltd. 9% 1/30/28 (b)	562,000	544,795
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	1,085,000	935,813
11% 9/30/28 (b)	850,000	518,500
14% 10/15/30 (b)	197,000	106,096
Centene Corp. 3% 10/15/30	210,000	166,147
Community Health Systems, Inc.:
5.625% 3/15/27 (b)	6,050,000	4,915,224
6.875% 4/15/29 (b)	750,000	309,683
HCA Holdings, Inc. 5.875% 2/15/26	650,000	644,281
IQVIA, Inc. 5% 5/15/27 (b)	1,675,000	1,575,813
Modivcare, Inc. 5.875% 11/15/25 (b)	650,000	614,250
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	235,000	184,653
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	1,500,000	1,295,640
Owens & Minor, Inc. 4.5% 3/31/29 (b)	65,000	52,152
RegionalCare Hospital Partners Holdings, Inc. 11% 10/15/30 (b)	790,000	743,451
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	200,000	142,500
Surgery Center Holdings, Inc. 6.75% 7/1/25 (b)	877,000	858,364
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,123,170
		15,730,532
Homebuilders/Real Estate - 3.0%
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	1,050,000	961,434
Greystar Real Estate Partners 7.75% 9/1/30 (b)	230,000	225,975
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,700,000	1,312,625
5.25% 8/1/26	1,285,000	1,106,402
Railworks Holdings LP 8.25% 11/15/28 (b)	230,000	218,737
Service Properties Trust:
4.35% 10/1/24	400,000	383,055
7.5% 9/15/25	800,000	777,257
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,435,345
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	2,700,000	2,182,066
6.5% 2/15/29 (b)	1,400,000	909,171
		9,512,067
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (b)	720,000	698,065
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)	30,000	27,398
Enact Holdings, Inc. 6.5% 8/15/25 (b)	200,000	196,452
		921,915
Leisure - 3.3%
Carnival Corp. 7.625% 3/1/26 (b)	2,430,000	2,362,914
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	400,000	359,000
5.875% 2/15/27 (b)	525,000	483,241
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	120,000	110,589
5.5% 8/31/26 (b)	1,435,000	1,354,181
5.5% 4/1/28 (b)	1,600,000	1,459,225
7.25% 1/15/30 (b)	445,000	438,981
11.625% 8/15/27 (b)	1,500,000	1,627,133
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	1,500,000	1,365,555
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	982,500
		10,543,319
Metals/Mining - 2.0%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	110,000	108,625
Cleveland-Cliffs, Inc. 6.75% 4/15/30 (b)	195,000	180,802
ERO Copper Corp. 6.5% 2/15/30 (b)	340,000	288,419
First Quantum Minerals Ltd. 6.875% 3/1/26 (b)	960,000	842,160
Howmet Aerospace, Inc. 5.125% 10/1/24	166,000	164,008
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	2,355,000	2,191,832
Mineral Resources Ltd. 9.25% 10/1/28 (b)	185,000	185,000
Novelis Corp. 3.25% 11/15/26 (b)	2,550,000	2,269,862
		6,230,708
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	2,500,000	2,362,490
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	675,000	602,638
5.75% 4/15/25 (b)	1,000,000	991,830
Garden SpinCo Corp. 8.625% 7/20/30 (b)	55,000	56,747
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,225,000
		2,876,215
Services - 6.6%
AECOM 5.125% 3/15/27	2,505,000	2,364,973
APX Group, Inc. 6.75% 2/15/27 (b)	1,505,000	1,452,942
Aramark Services, Inc. 5% 4/1/25 (b)	1,025,000	1,001,951
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	2,065,000	2,049,513
CoreCivic, Inc.:
4.75% 10/15/27	35,000	30,406
8.25% 4/15/26	1,465,000	1,483,208
CoreLogic, Inc. 4.5% 5/1/28 (b)	590,000	467,575
Iron Mountain, Inc. 4.875% 9/15/27 (b)	1,300,000	1,188,366
Life Time, Inc. 5.75% 1/15/26 (b)	1,125,000	1,089,437
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	360,000	317,718
PowerTeam Services LLC 9.033% 12/4/25 (b)	365,000	328,500
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	875,000	848,844
Sabre GLBL, Inc. 7.375% 9/1/25 (b)	2,200,000	1,972,950
Sotheby's 7.375% 10/15/27 (b)	465,000	415,285
TriNet Group, Inc. 7.125% 8/15/31 (b)	510,000	493,078
Uber Technologies, Inc. 7.5% 9/15/27 (b)	925,000	927,324
United Rentals North America, Inc. 3.875% 11/15/27	1,500,000	1,376,833
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,440,000	3,182,000
		20,990,903
Super Retail - 1.3%
At Home Group, Inc. 4.875% 7/15/28 (b)	60,000	20,400
Carvana Co.:
4.875% 9/1/29 (b)	80,000	45,032
5.5% 4/15/27 (b)	200,000	132,608
5.875% 10/1/28 (b)	115,000	66,671
EG Global Finance PLC:
6.75% 2/7/25 (b)	817,000	808,340
8.5% 10/30/25 (b)	741,000	728,959
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	826,933
Staples, Inc. 7.5% 4/15/26 (b)	1,900,000	1,549,818
Upbound Group, Inc. 6.375% 2/15/29 (b)	30,000	25,800
		4,204,561
Technology - 4.3%
Acuris Finance U.S. 5% 5/1/28 (b)	1,280,000	1,008,000
Camelot Finance SA 4.5% 11/1/26 (b)	2,600,000	2,403,412
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,005,000	992,671
CommScope, Inc. 6% 3/1/26 (b)	775,000	650,985
Elastic NV 4.125% 7/15/29 (b)	225,000	189,622
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	175,000	156,710
MicroStrategy, Inc. 6.125% 6/15/28 (b)	85,000	76,925
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,477,427
Qorvo, Inc. 4.375% 10/15/29	1,350,000	1,172,169
Seagate HDD Cayman 8.25% 12/15/29 (b)	165,000	167,677
Sensata Technologies BV 5% 10/1/25 (b)	2,300,000	2,236,217
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,876,544
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	625,000	511,609
Virtusa Corp. 7.125% 12/15/28 (b)	50,000	39,565
VM Consolidated, Inc. 5.5% 4/15/29 (b)	875,000	774,874
		13,734,407
Telecommunications - 5.5%
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,138,573
Altice France SA 8.125% 2/1/27 (b)	410,000	345,629
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	25,000	21,370
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,800,000	1,701,000
Consolidated Communications, Inc. 5% 10/1/28 (b)	1,060,000	798,509
Hughes Satellite Systems Corp. 5.25% 8/1/26	1,400,000	1,258,978
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	260,000	260,204
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (b)	95,000	84,788
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,402,000	2,150,126
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	25,000	23,732
SBA Communications Corp. 3.875% 2/15/27	4,200,000	3,824,919
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	1,210,000	1,112,935
2.625% 4/15/26	320,000	295,731
Telecom Italia SpA 5.303% 5/30/24 (b)	2,150,000	2,108,359
ViaSat, Inc. 5.625% 9/15/25 (b)	1,500,000	1,393,485
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	1,200,000	903,171
		17,421,509
Transportation Ex Air/Rail - 0.4%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	70,000	57,225
Seaspan Corp. 5.5% 8/1/29 (b)	790,000	606,056
XPO, Inc. 6.25% 6/1/28 (b)	470,000	450,288
		1,113,569
Utilities - 1.9%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	671,199
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,157,000	2,033,102
NextEra Energy Partners LP:
4.25% 7/15/24 (b)	500,000	490,383
4.25% 9/15/24 (b)	41,000	38,745
PG&E Corp. 5% 7/1/28	1,210,000	1,096,194
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	120,000	114,474
Vistra Operations Co. LLC:
5% 7/31/27 (b)	825,000	754,699
5.625% 2/15/27 (b)	805,000	757,516
7.75% 10/15/31 (b)	30,000	28,957
		5,985,269
TOTAL NONCONVERTIBLE BONDS		269,682,418
TOTAL CORPORATE BONDS (Cost $281,485,653)		272,096,293

Common Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (e)(g)	80	4,095
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (g)	2	36
Forbes Energy Services Ltd. (e)(g)	6,468	0
Mesquite Energy, Inc. (e)(g)	1,922	152,615
TOTAL ENERGY		152,651
TOTAL COMMON STOCKS (Cost $364,526)		156,746

Bank Loan Obligations - 12.7%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9485% 6/3/28 (d)(h)(i)	1,190,840	1,095,573
Broadcasting - 0.7%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(h)(i)	196,992	2,094
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 1/31/29 (d)(h)(i)	2,335,984	2,294,381
TOTAL BROADCASTING		2,296,475
Building Materials - 0.6%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (d)(h)(i)	615,648	487,390
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (d)(h)(i)	495,000	481,595
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/4/28 (d)(h)(i)	857,248	835,816
TOTAL BUILDING MATERIALS		1,804,801
Chemicals - 1.2%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 9/30/28 (d)(h)(i)	397,212	381,736
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4241% 11/24/27 (d)(h)(i)	367,405	360,975
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (d)(h)(i)	367,500	340,658
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0332% 3/15/29 (d)(h)(i)	397,222	366,239
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (d)(h)(i)	714,702	695,941
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6307% 3/16/27 (d)(h)(i)	32,076	31,615
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (d)(h)(i)	1,509,449	1,478,007
TOTAL CHEMICALS		3,655,171
Consumer Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 5/17/28 (d)(h)(i)	24,500	22,650
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(i)	227,378	102,320
TOTAL CONSUMER PRODUCTS		124,970
Diversified Financial Services - 0.8%
Broadstreet Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 1/27/27 (d)(h)(i)	341,162	337,293
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3796% 4/21/28 (d)(h)(i)	2,286,568	2,234,160
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,571,453
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (c)(e)(i)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	35,876	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	15,000	0
TOTAL ENERGY		0
Environmental - 0.2%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6886% 6/28/28 (d)(h)(i)	687,750	672,276
Food/Beverage/Tobacco - 0.3%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6769% 5/16/29 (d)(h)(i)	990,000	955,350
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (d)(h)(i)	53,763	50,855
TOTAL FOOD/BEVERAGE/TOBACCO		1,006,205
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3241% 1/27/29 (d)(h)(i)	319,217	311,757
Healthcare - 1.0%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.53% 11/23/27 (d)(h)(i)	1,756,276	1,011,106
Confluent Health LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 11/30/28 (d)(h)(i)	14,790	13,921
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 5/4/28 (d)(h)(i)	19,550	19,460
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 5/5/28 (d)(h)(i)	48,440	48,413
MED ParentCo LP 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6886% 8/31/26 (d)(h)(i)	440,698	415,172
Medical Solutions Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7725% 11/1/28 (d)(h)(i)	394,317	366,715
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 10/23/28 (d)(h)(i)	113,275	112,497
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4505% 6/2/28 (d)(h)(i)	804,266	801,652
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (d)(h)(i)	14,698	14,496
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (d)(h)(i)	59,100	58,346
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/23/28 (d)(h)(i)	327,642	326,096
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6791% 10/1/28 (d)(h)(i)	29,400	25,464
TOTAL HEALTHCARE		3,213,338
Homebuilders/Real Estate - 0.5%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (d)(e)(h)(i)	1,505,418	1,454,685
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1886% 8/2/28 (d)(h)(i)	49,000	48,947
Insurance - 0.7%
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9386% 11/5/27 (d)(h)(i)	287,748	286,618
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8347% 11/6/27 (d)(h)(i)	179,178	178,488
AssuredPartners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 2/13/27 (d)(h)(i)	480,856	476,317
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4241% 8/19/28 (d)(h)(i)	367,481	350,077
USI, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (d)(h)(i)	992,481	988,968
TOTAL INSURANCE		2,280,468
Leisure - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1894% 5/28/28 (d)(h)(i)	391,000	383,528
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6517% 5/12/28 (d)(h)(i)	24,438	23,684
TOTAL LEISURE		407,212
Paper - 0.9%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5991% 4/13/29 (d)(h)(i)	3,027,844	2,924,655
Railroad - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (d)(h)(i)	322,674	322,271
Services - 1.5%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/21/28 (d)(h)(i)	563,068	561,357
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 5/14/28 (d)(h)(i)	1,460,746	1,384,612
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (d)(h)(i)	20,000	16,817
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (d)(h)(i)	884,092	820,827
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (d)(h)(i)	265,000	255,063
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 9/30/28 (d)(h)(i)	14,700	14,533
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/2/28 (d)(h)(i)	49,000	44,485
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (d)(h)(i)	999,425	871,379
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (d)(h)(i)	895,010	762,996
TOTAL SERVICES		4,732,069
Super Retail - 0.9%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (d)(h)(i)	1,156,333	1,145,972
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4531% 4/1/28 (d)(h)(i)	489,975	377,075
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (d)(h)(i)	1,356,528	1,288,701
TOTAL SUPER RETAIL		2,811,748
Technology - 1.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (d)(h)(i)	10,156	9,991
Aptean, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.4241% 4/23/27 (d)(h)(i)	200,000	186,000
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (d)(h)(i)	2,328,348	2,252,258
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9386% 4/30/25 (d)(h)(i)	367,167	366,708
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1886% 3/31/29 (d)(h)(i)	80,000	71,100
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1998% 3/31/28 (d)(h)(i)	14,663	14,171
Electro Rent Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0023% 11/1/24 (d)(h)(i)	388,512	361,316
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2832% 5/18/28 (d)(h)(i)	294,019	286,913
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4241% 11/10/27 (d)(h)(i)	341,250	333,429
TOTAL TECHNOLOGY		3,881,886
Telecommunications - 0.4%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.699% 11/30/27 (d)(h)(i)	480,147	474,246
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 10/2/27 (d)(h)(i)	250,000	224,095
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3898% 4/30/27 (d)(h)(i)	151,125	148,551
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6741% 9/21/27 (d)(h)(i)	341,049	314,475
TOTAL TELECOMMUNICATIONS		1,161,367
Textiles/Apparel - 0.5%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6886% 4/16/28 (d)(h)(i)	1,604,819	1,571,391
Utilities - 0.7%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (d)(h)(i)	603,800	603,969
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6517% 2/15/24 (d)(h)(i)	458,407	420,446
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 6/23/25 (d)(h)(i)	1,118,619	1,115,822
TOTAL UTILITIES		2,140,237
TOTAL BANK LOAN OBLIGATIONS (Cost $41,236,184)		40,488,955

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.2%
Ally Financial, Inc.:
4.7% (d)(j)	220,000	144,993
4.7% (d)(j)	230,000	136,567
Wells Fargo & Co. 7.625% (d)(j)	290,000	293,126
TOTAL BANKS & THRIFTS		574,686
Diversified Financial Services - 0.1%
Charles Schwab Corp. 5.375% (d)(j)	515,000	493,661
Energy - 0.2%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (d)(h)(j)	625,000	602,033
TOTAL PREFERRED SECURITIES (Cost $1,598,663)		1,670,380

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k) (Cost $810,744)	810,621	810,783

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $325,495,770)	315,223,157
NET OTHER ASSETS (LIABILITIES) - 0.8%	2,696,556
NET ASSETS - 100.0%	317,919,713

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,144,776 or 61.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	35,169,742	88,424,340	122,783,299	827,776	-	-	810,783	0.0%
Total	35,169,742	88,424,340	122,783,299	827,776	-	-	810,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	152,651	36	-	152,615
Financials	4,095	-	-	4,095

Corporate Bonds	272,096,293	-	272,096,293	-

Bank Loan Obligations	40,488,955	-	39,034,270	1,454,685

Preferred Securities	1,670,380	-	1,670,380	-

Money Market Funds	810,783	810,783	-	-
Total Investments in Securities:	315,223,157	810,819	312,800,943	1,611,395
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $324,685,026)	$314,412,374
Fidelity Central Funds (cost $810,744)	810,783

Total Investment in Securities (cost $325,495,770)		$315,223,157
Cash		265,947
Receivable for investments sold		66,596,022
Receivable for fund shares sold		2,828,743
Interest receivable		5,461,877
Distributions receivable from Fidelity Central Funds		130,690
Prepaid expenses		685
Receivable from investment adviser for expense reductions		12,772
Other receivables		728
Total assets		390,520,621
Liabilities
Payable for investments purchased	$786,014
Payable for fund shares redeemed	29,107,306
Distributions payable	209,466
Accrued management fee	237,419
Distribution and service plan fees payable	7,661
Notes payable to affiliates	42,146,000
Other affiliated payables	57,468
Other payables and accrued expenses	49,574
Total Liabilities		72,600,908
Net Assets		$317,919,713
Net Assets consist of:
Paid in capital		$339,792,821
Total accumulated earnings (loss)		(21,873,108)
Net Assets		$317,919,713

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($24,238,420 ÷ 2,851,139 shares)(a)		$8.50
Maximum offering price per share (100/96.00 of $8.50)		$8.85
Class M :
Net Asset Value and redemption price per share ($2,006,777 ÷ 236,084 shares)(a)		$8.50
Maximum offering price per share (100/96.00 of $8.50)		$8.85
Class C :
Net Asset Value and offering price per share ($2,822,605 ÷ 331,971 shares)(a)		$8.50
Short Duration High Income :
Net Asset Value, offering price and redemption price per share ($273,925,947 ÷ 32,219,564 shares)		$8.50
Class I :
Net Asset Value, offering price and redemption price per share ($6,163,510 ÷ 724,922 shares)		$8.50
Class Z :
Net Asset Value, offering price and redemption price per share ($8,762,454 ÷ 1,030,271 shares)		$8.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$95,971
Interest		19,230,913
Income from Fidelity Central Funds		827,776
Total Income		20,154,660
Expenses
Management fee	$1,397,583
Transfer agent fees	231,501
Distribution and service plan fees	45,523
Accounting fees and expenses	105,480
Custodian fees and expenses	6,638
Independent trustees' fees and expenses	1,252
Registration fees	94,391
Audit	35,036
Legal	(5,949)
Interest	6,515
Miscellaneous	813
Total expenses before reductions	1,918,783
Expense reductions	(20,164)
Total expenses after reductions		1,898,619
Net Investment income (loss)		18,256,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,688,886)
Foreign currency transactions	(1)
Total net realized gain (loss)		(7,688,887)
Change in net unrealized appreciation (depreciation) on investment securities		(6,363,081)
Net gain (loss)		(14,051,968)
Net increase (decrease) in net assets resulting from operations		$4,204,073
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,256,041	$18,111,555
Net realized gain (loss)	(7,688,887)	(2,582,867)
Change in net unrealized appreciation (depreciation)	(6,363,081)	2,108,837
Net increase (decrease) in net assets resulting from operations	4,204,073	17,637,525
Distributions to shareholders	(14,393,905)	(15,367,826)

Share transactions - net increase (decrease)	(174,398,529)	372,738,743
Total increase (decrease) in net assets	(184,588,361)	375,008,442

Net Assets
Beginning of period	502,508,074	127,499,632
End of period	$317,919,713	$502,508,074

Financial Highlights
Fidelity Advisor® Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.87	$9.44	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.296	.502	.307	.300	.348	.409
Net realized and unrealized gain (loss)	(.224)	(.429)	(.546)	.651	(.571)	.004
Total from investment operations	.072	.073	(.239)	.951	(.223)	.413
Distributions from net investment income	(.232)	(.393)	(.301)	(.301)	(.347)	(.393)
Total distributions	(.232)	(.393)	(.301)	(.301)	(.347)	(.393)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.87	$9.44
Total Return C,D,E	.83%	.93%	(2.60)%	10.83%	(2.47)%	4.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04% H	1.10%	1.13%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	1.00% H	1.00%	1.01%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% H	1.00%	1.01%	1.05%	1.05%	1.05%
Net investment income (loss)	6.86% H	5.81%	3.27%	3.21%	3.74%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$24,238	$21,379	$22,554	$17,126	$12,603	$15,050
Portfolio turnover rate I	31% H	14%	42%	74%	77%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.86	$9.44	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.297	.502	.307	.300	.348	.408
Net realized and unrealized gain (loss)	(.225)	(.429)	(.546)	.661	(.581)	.005
Total from investment operations	.072	.073	(.239)	.961	(.233)	.413
Distributions from net investment income	(.232)	(.393)	(.301)	(.301)	(.347)	(.393)
Total distributions	(.232)	(.393)	(.301)	(.301)	(.347)	(.393)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.86	$9.44
Total Return C,D,E	.83%	.93%	(2.60)%	10.96%	(2.58)%	4.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	1.12%	1.13%	1.17%	1.16%	1.16%
Expenses net of fee waivers, if any	1.00% H	1.00%	1.01%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.00% H	1.00%	1.01%	1.05%	1.05%	1.05%
Net investment income (loss)	6.86% H	5.81%	3.27%	3.21%	3.74%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$2,007	$2,318	$2,812	$2,289	$2,106	$2,537
Portfolio turnover rate I	31% H	14%	42%	74%	77%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.87	$9.44	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.265	.439	.237	.230	.278	.338
Net realized and unrealized gain (loss)	(.226)	(.430)	(.546)	.651	(.571)	.005
Total from investment operations	.039	.009	(.309)	.881	(.293)	.343
Distributions from net investment income	(.199)	(.329)	(.231)	(.231)	(.277)	(.323)
Total distributions	(.199)	(.329)	(.231)	(.231)	(.277)	(.323)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.87	$9.44
Total Return C,D,E	.45%	.18%	(3.33)%	10.01%	(3.20)%	3.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.82% H	1.90%	1.91%	1.94%	1.93%	1.92%
Expenses net of fee waivers, if any	1.75% H	1.75%	1.76%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.75% H	1.75%	1.76%	1.80%	1.80%	1.80%
Net investment income (loss)	6.11% H	5.06%	2.52%	2.46%	2.99%	3.61%
Supplemental Data
Net assets, end of period (000 omitted)	$2,823	$2,795	$3,884	$4,018	$4,017	$4,541
Portfolio turnover rate I	31% H	14%	42%	74%	77%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Short Duration High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.87	$9.44	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.310	.523	.331	.323	.372	.431
Net realized and unrealized gain (loss)	(.226)	(.428)	(.546)	.651	(.572)	.006
Total from investment operations	.084	.095	(.215)	.974	(.200)	.437
Distributions from net investment income	(.244)	(.415)	(.325)	(.324)	(.370)	(.417)
Total distributions	(.244)	(.415)	(.325)	(.324)	(.370)	(.417)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.87	$9.44
Total Return C,D	.96%	1.18%	(2.35)%	11.11%	(2.23)%	4.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G	.76%	.83%	.87%	.86%	.86%
Expenses net of fee waivers, if any	.72% G	.75%	.75%	.80%	.80%	.80%
Expenses net of all reductions	.72% G	.75%	.75%	.80%	.80%	.80%
Net investment income (loss)	7.13% G	6.06%	3.52%	3.46%	3.99%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$273,926	$460,873	$87,949	$83,066	$63,703	$88,429
Portfolio turnover rate H	31% G	14%	42%	74%	77%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.87	$9.44	$9.42
Income from Investment Operations
Net investment income (loss) A,B	.306	.524	.331	.323	.372	.430
Net realized and unrealized gain (loss)	(.223)	(.429)	(.546)	.651	(.572)	.007
Total from investment operations	.083	.095	(.215)	.974	(.200)	.437
Distributions from net investment income	(.243)	(.415)	(.325)	(.324)	(.370)	(.417)
Total distributions	(.243)	(.415)	(.325)	(.324)	(.370)	(.417)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.87	$9.44
Total Return C,D	.95%	1.18%	(2.35)%	11.11%	(2.23)%	4.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.84%	.88%	.92%	.89%	.89%
Expenses net of fee waivers, if any	.75% G	.75%	.76%	.80%	.80%	.80%
Expenses net of all reductions	.75% G	.75%	.76%	.80%	.80%	.80%
Net investment income (loss)	7.11% G	6.06%	3.52%	3.46%	3.99%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$6,164	$4,855	$5,055	$5,023	$3,950	$4,060
Portfolio turnover rate H	31% G	14%	42%	74%	77%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.98	$9.52	$8.87	$9.45	$9.46
Income from Investment Operations
Net investment income (loss) B,C	.312	.531	.339	.331	.378	.261
Net realized and unrealized gain (loss)	(.226)	(.428)	(.546)	.652	(.579)	(.016)
Total from investment operations	.086	.103	(.207)	.983	(.201)	.245
Distributions from net investment income	(.246)	(.423)	(.333)	(.333)	(.379)	(.255)
Total distributions	(.246)	(.423)	(.333)	(.333)	(.379)	(.255)
Net asset value, end of period	$8.50	$8.66	$8.98	$9.52	$8.87	$9.45
Total Return D,E	1.00%	1.27%	(2.27)%	11.21%	(2.24)%	2.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69% H	.75%	.78%	.80%	.80%	.82% H
Expenses net of fee waivers, if any	.66% H	.66%	.66%	.71%	.71%	.71% H
Expenses net of all reductions	.66% H	.66%	.66%	.71%	.71%	.71% H
Net investment income (loss)	7.20% H	6.15%	3.61%	3.55%	4.08%	4.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,762	$10,289	$5,246	$3,815	$2,031	$425
Portfolio turnover rate I	31% H	14%	42%	74%	77%	33% H

AFor the period October 2, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,815,465
Gross unrealized depreciation	(10,591,968)
Net unrealized appreciation (depreciation)	$(5,776,503)
Tax cost	$320,999,660

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,879,806)
Long-term	(5,807,839)
Total capital loss carryforward	$(10,687,645)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	69,949,658	206,544,623
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$28,058	$1,594
Class M	- %	.25%	2,677	-
Class C	.75%	.25%	14,788	2,204
			$45,523	$3,798

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,237
Class M	54
Class C A	37
$4,328
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$16,497.15
Class M	1,780.17
Class C	2,712.18
Short Duration High Income	204,930.09
Class I	2,951.11
Class Z	2,631.05
	$231,501
A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1459
Class M	0.1577
Class C	0.1792
Short Duration High Income	0.1120
Class I	0.0869

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Short Duration High Income Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Short Duration High Income Fund	0.0413

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Short Duration High Income Fund	$5

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Short Duration High Income Fund	Borrower	$42,146,000	5.57%	$6,515

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Short Duration High Income Fund	$421
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$4,012
Class M	1.00%	572
Class C	1.75%	974
Class I	.75%	106
Class Z	.66%	1,578
		$7,242

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,691.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10,231.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Short Duration High Income Fund
Distributions to shareholders
Class A	$604,374	$977,618
Class M	57,586	110,316
Class C	68,495	119,358
Short Duration High Income	13,214,376	13,395,089
Class I	148,300	233,578
Class Z	300,774	531,867
Total	$14,393,905	$15,367,826
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Short Duration High Income Fund
Class A
Shares sold	595,110	610,442	$5,116,241	$5,296,397
Reinvestment of distributions	68,986	111,049	593,502	957,537
Shares redeemed	(281,547)	(764,843)	(2,428,010)	(6,627,528)
Net increase (decrease)	382,549	(43,352)	$3,281,733	$(373,594)
Class M
Shares sold	13,627	128,913	$117,620	$1,113,204
Reinvestment of distributions	6,525	12,392	56,142	106,876
Shares redeemed	(51,711)	(186,791)	(446,128)	(1,605,675)
Net increase (decrease)	(31,559)	(45,486)	$(272,366)	$(385,595)
Class C
Shares sold	80,751	110,217	$695,528	$951,412
Reinvestment of distributions	7,829	13,729	67,382	118,460
Shares redeemed	(79,299)	(233,652)	(683,316)	(2,022,594)
Net increase (decrease)	9,281	(109,706)	$79,594	$(952,722)
Short Duration High Income
Shares sold	9,897,411	51,006,236	$85,262,001	$434,795,776
Reinvestment of distributions	1,371,744	1,386,203	11,803,781	11,955,926
Shares redeemed	(32,263,340)	(8,974,356)	(274,645,744)	(77,559,285)
Net increase (decrease)	(20,994,185)	43,418,083	$(177,579,962)	$369,192,417
Class I
Shares sold	314,018	227,106	$2,707,031	$1,961,038
Reinvestment of distributions	16,124	24,795	138,675	213,807
Shares redeemed	(165,749)	(254,191)	(1,422,743)	(2,192,726)
Net increase (decrease)	164,393	(2,290)	$1,422,963	$(17,881)
Class Z
Shares sold	324,231	1,699,944	$2,791,119	$14,714,297
Reinvestment of distributions	33,334	48,777	286,920	420,604
Shares redeemed	(514,819)	(1,145,441)	(4,408,530)	(9,858,783)
Net increase (decrease)	(157,254)	603,280	$(1,330,491)	$5,276,118
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Short Duration High Income Fund
Class A	1.00%
Actual		$ 1,000	$ 1,008.30	$ 5.05
Hypothetical-B		$ 1,000	$ 1,020.11	$ 5.08
Class M	1.00%
Actual		$ 1,000	$ 1,008.30	$ 5.05
Hypothetical-B		$ 1,000	$ 1,020.11	$ 5.08
Class C	1.75%
Actual		$ 1,000	$ 1,004.50	$ 8.82
Hypothetical-B		$ 1,000	$ 1,016.34	$ 8.87
Fidelity® Short Duration High Income Fund	.72%
Actual		$ 1,000	$ 1,009.60	$ 3.64
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Class I	.75%
Actual		$ 1,000	$ 1,009.50	$ 3.79
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class Z	.66%
Actual		$ 1,000	$ 1,010.00	$ 3.33
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short Duration High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, 0.66% and 0.75% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.969437.109
SDH-SANN-1223
Fidelity® Women's Leadership Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	4.4
Accenture PLC Class A	2.4
Amazon.com, Inc.	2.4
Apple, Inc.	2.2
Adobe, Inc.	1.9
NVIDIA Corp.	1.9
Salesforce, Inc.	1.9
Intuit, Inc.	1.9
MasterCard, Inc. Class A	1.8
Hologic, Inc.	1.6
22.4

Market Sectors (% of Fund's net assets)

Information Technology	24.0
Financials	14.0
Health Care	13.3
Industrials	12.5
Consumer Discretionary	11.4
Communication Services	6.0
Energy	4.1
Consumer Staples	3.8
Materials	3.7
Utilities	2.9
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Entertainment - 2.9%
Netflix, Inc. (a)	4,619	1,901,596
The Walt Disney Co. (a)	25,155	2,052,396
		3,953,992
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	14,686	1,822,239
Bumble, Inc. (a)	40,104	538,998
		2,361,237
Media - 1.3%
Interpublic Group of Companies, Inc.	61,225	1,738,790
TOTAL COMMUNICATION SERVICES		8,054,019
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.4%
General Motors Co.	22,722	640,760
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	23,984	3,192,031
Etsy, Inc. (a)	15,542	968,267
Kohl's Corp.	35,713	805,328
		4,965,626
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	16,832	871,898
Bright Horizons Family Solutions, Inc. (a)	6,357	470,799
		1,342,697
Hotels, Restaurants & Leisure - 1.4%
Marriott International, Inc. Class A	5,380	1,014,453
Vail Resorts, Inc.	3,985	845,816
		1,860,269
Household Durables - 0.8%
Taylor Morrison Home Corp. (a)	27,980	1,072,194
Specialty Retail - 3.1%
Aritzia, Inc. (a)	25,730	400,214
Best Buy Co., Inc.	9,340	624,099
Foot Locker, Inc.	17,709	371,712
Lowe's Companies, Inc.	7,545	1,437,851
Williams-Sonoma, Inc.	8,938	1,342,845
		4,176,721
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	1,225	877,015
Tapestry, Inc.	17,416	479,985
		1,357,000
TOTAL CONSUMER DISCRETIONARY		15,415,267
CONSUMER STAPLES - 3.8%
Consumer Staples Distribution & Retail - 0.3%
Maplebear, Inc.	15,068	371,125
Food Products - 1.7%
Bunge Ltd.	7,778	824,312
The Hershey Co.	8,087	1,515,099
		2,339,411
Household Products - 0.6%
The Clorox Co.	6,829	803,773
Personal Care Products - 1.2%
Estee Lauder Companies, Inc. Class A	9,092	1,171,686
Shiseido Co. Ltd.	13,219	419,247
		1,590,933
TOTAL CONSUMER STAPLES		5,105,242
ENERGY - 4.1%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	38,037	1,309,234
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	30,966	911,639
EQT Corp.	15,316	649,092
Equinor ASA	25,102	841,500
Marathon Petroleum Corp.	5,456	825,220
Occidental Petroleum Corp.	15,665	968,254
		4,195,705
TOTAL ENERGY		5,504,939
FINANCIALS - 14.0%
Banks - 4.1%
Bank of America Corp.	74,229	1,955,192
Citigroup, Inc.	24,558	969,795
Huntington Bancshares, Inc.	94,389	910,854
JPMorgan Chase & Co.	11,258	1,565,537
Starling Bank Ltd. Series D (a)(b)(c)	34,700	123,998
		5,525,376
Capital Markets - 2.8%
Franklin Resources, Inc.	27,177	619,364
Macquarie Group Ltd.	10,825	1,112,701
NASDAQ, Inc.	40,548	2,011,181
		3,743,246
Financial Services - 3.4%
MasterCard, Inc. Class A	6,440	2,423,694
WEX, Inc. (a)	12,968	2,158,913
		4,582,607
Insurance - 3.7%
Hartford Financial Services Group, Inc.	28,129	2,066,075
Marsh & McLennan Companies, Inc.	6,440	1,221,346
Progressive Corp.	10,824	1,711,166
		4,998,587
TOTAL FINANCIALS		18,849,816
HEALTH CARE - 13.0%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	3,919	594,904
Moderna, Inc. (a)	4,688	356,100
Sage Therapeutics, Inc. (a)	9,937	186,120
Vertex Pharmaceuticals, Inc. (a)	4,504	1,630,943
Zai Lab Ltd. ADR (a)	8,171	205,909
		2,973,976
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (a)	4,980	255,026
Hologic, Inc. (a)	32,783	2,169,251
Insulet Corp. (a)	3,502	464,260
Outset Medical, Inc. (a)	5,606	19,845
		2,908,382
Health Care Providers & Services - 4.2%
Centene Corp. (a)	21,950	1,514,111
Cigna Group	6,215	1,921,678
CVS Health Corp.	15,404	1,063,030
Elevance Health, Inc.	2,491	1,121,174
		5,619,993
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	4,875	1,189,305
Pharmaceuticals - 3.6%
Eli Lilly & Co.	1,816	1,005,937
Merck KGaA	7,772	1,170,623
UCB SA	14,145	1,033,609
Zoetis, Inc. Class A	10,383	1,630,131
		4,840,300
TOTAL HEALTH CARE		17,531,956
INDUSTRIALS - 12.5%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	9,410	1,329,163
Commercial Services & Supplies - 0.3%
Veralto Corp.	5,404	372,876
Electrical Equipment - 4.0%
AMETEK, Inc.	12,024	1,692,618
Eaton Corp. PLC	5,024	1,044,540
nVent Electric PLC	20,897	1,005,773
Prysmian SpA	18,313	683,814
Regal Rexnord Corp.	6,591	780,440
Sunrun, Inc. (a)	25,085	242,070
		5,449,255
Ground Transportation - 0.4%
ArcBest Corp.	4,798	522,406
Machinery - 4.1%
Chart Industries, Inc. (a)	4,667	542,445
Deere & Co.	3,528	1,288,990
Federal Signal Corp.	18,934	1,098,929
Hillenbrand, Inc.	16,297	619,775
Otis Worldwide Corp.	15,465	1,194,053
Parker Hannifin Corp.	2,123	783,196
		5,527,388
Professional Services - 2.7%
Leidos Holdings, Inc.	14,677	1,454,784
Manpower, Inc.	9,802	685,846
Science Applications International Corp.	13,423	1,466,329
		3,606,959
TOTAL INDUSTRIALS		16,808,047
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	5,010	1,003,854
Electronic Equipment, Instruments & Components - 1.9%
CDW Corp.	8,405	1,684,362
Insight Enterprises, Inc. (a)	5,987	857,937
		2,542,299
IT Services - 2.4%
Accenture PLC Class A	10,893	3,236,201
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	12,498	1,231,053
Axcelis Technologies, Inc. (a)	4,179	532,823
Marvell Technology, Inc.	20,921	987,890
NVIDIA Corp.	6,298	2,568,324
NXP Semiconductors NV	7,625	1,314,779
		6,634,869
Software - 11.9%
Adobe, Inc. (a)	4,919	2,617,203
HubSpot, Inc. (a)	4,371	1,852,299
Intuit, Inc.	5,066	2,507,417
Microsoft Corp.	17,617	5,956,483
Pagerduty, Inc. (a)	25,217	508,627
Salesforce, Inc. (a)	12,556	2,521,621
		15,963,650
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	17,494	2,987,450
TOTAL INFORMATION TECHNOLOGY		32,368,323
MATERIALS - 3.7%
Chemicals - 2.1%
Cabot Corp.	11,432	759,999
Celanese Corp. Class A	6,864	785,997
Eastman Chemical Co.	8,690	649,404
The Chemours Co. LLC	23,787	573,505
		2,768,905
Construction Materials - 0.6%
Summit Materials, Inc.	24,407	802,990
Metals & Mining - 1.0%
Commercial Metals Co.	21,408	905,344
Schnitzer Steel Industries, Inc. Class A	21,665	492,012
		1,397,356
TOTAL MATERIALS		4,969,251
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Equity Lifestyle Properties, Inc.	24,271	1,597,032
Ventas, Inc.	29,918	1,270,318
		2,867,350
UTILITIES - 2.9%
Electric Utilities - 1.5%
NextEra Energy, Inc.	19,295	1,124,899
SSE PLC	46,012	913,260
		2,038,159
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	30,686	666,193
Water Utilities - 0.9%
American Water Works Co., Inc.	10,068	1,184,500
TOTAL UTILITIES		3,888,852
TOTAL COMMON STOCKS (Cost $122,818,449)		131,363,062

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (a)(b)(c) (Cost $350,799)	402	411,415

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d) (Cost $2,945,850)	2,945,261	2,945,850

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $126,115,098)	134,720,327
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,206)
NET ASSETS - 100.0%	134,699,121

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $535,413 or 0.4% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,527,991	17,902,245	19,484,386	93,700	-	-	2,945,850	0.0%
Total	4,527,991	17,902,245	19,484,386	93,700	-	-	2,945,850

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,054,019	8,054,019	-	-
Consumer Discretionary	15,415,267	14,538,252	877,015	-
Consumer Staples	5,105,242	4,685,995	419,247	-
Energy	5,504,939	4,663,439	841,500	-
Financials	18,849,816	17,613,117	1,112,701	123,998
Health Care	17,943,371	17,531,956	-	411,415
Industrials	16,808,047	16,808,047	-	-
Information Technology	32,368,323	32,368,323	-	-
Materials	4,969,251	4,969,251	-	-
Real Estate	2,867,350	2,867,350	-	-
Utilities	3,888,852	3,888,852	-	-

Money Market Funds	2,945,850	2,945,850	-	-
Total Investments in Securities:	134,720,327	130,934,451	3,250,463	535,413
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $123,169,248)	$131,774,477
Fidelity Central Funds (cost $2,945,850)	2,945,850

Total Investment in Securities (cost $126,115,098)		$134,720,327
Receivable for fund shares sold		51,171
Dividends receivable		77,336
Reclaims receivable		21,666
Distributions receivable from Fidelity Central Funds		5,262
Prepaid expenses		209
Other receivables		192
Total assets		134,876,163
Liabilities
Payable for fund shares redeemed	$61,284
Accrued management fee	49,002
Transfer agent fee payable	27,362
Distribution and service plan fees payable	3,066
Other affiliated payables	4,038
Custody fee payable	28,289
Other payables and accrued expenses	4,001
Total Liabilities		177,042
Net Assets		$134,699,121
Net Assets consist of:
Paid in capital		$133,932,801
Total accumulated earnings (loss)		766,320
Net Assets		$134,699,121

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,228,910 ÷ 479,340 shares)(a)		$12.99
Maximum offering price per share (100/94.25 of $12.99)		$13.78
Class M :
Net Asset Value and redemption price per share ($1,104,472 ÷ 85,404 shares)(a)		$12.93
Maximum offering price per share (100/96.50 of $12.93)		$13.40
Class C :
Net Asset Value and offering price per share ($1,510,694 ÷ 118,580 shares)(a)		$12.74
Fidelity Women's Leadership Fund :
Net Asset Value, offering price and redemption price per share ($99,878,099 ÷ 7,654,649 shares)		$13.05
Class I :
Net Asset Value, offering price and redemption price per share ($13,394,842 ÷ 1,026,849 shares)		$13.04
Class Z :
Net Asset Value, offering price and redemption price per share ($12,582,104 ÷ 960,596 shares)		$13.10
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$1,014,477
Income from Fidelity Central Funds		93,700
Total Income		1,108,177
Expenses
Management fee
Basic fee	$390,577
Performance adjustment	(60,355)
Transfer agent fees	172,216
Distribution and service plan fees	19,214
Accounting fees and expenses	26,422
Custodian fees and expenses	4,970
Independent trustees' fees and expenses	370
Registration fees	28,051
Audit	27,528
Legal	351
Miscellaneous	278
Total expenses before reductions	609,622
Expense reductions	(5,719)
Total expenses after reductions		603,903
Net Investment income (loss)		504,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $466)	(2,832,776)
Foreign currency transactions	(1,937)
Total net realized gain (loss)		(2,834,713)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of decrease in deferred foreign taxes of $365)	(1,272,930)
Assets and liabilities in foreign currencies	(816)
Total change in net unrealized appreciation (depreciation)		(1,273,746)
Net gain (loss)		(4,108,459)
Net increase (decrease) in net assets resulting from operations		$(3,604,185)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$504,274	$964,545
Net realized gain (loss)	(2,834,713)	(4,429,525)
Change in net unrealized appreciation (depreciation)	(1,273,746)	6,424,381
Net increase (decrease) in net assets resulting from operations	(3,604,185)	2,959,401
Distributions to shareholders	(167,829)	(755,398)

Share transactions - net increase (decrease)	(9,026,206)	16,505,229
Total increase (decrease) in net assets	(12,798,220)	18,709,232

Net Assets
Beginning of period	147,497,341	128,788,109
End of period	$134,699,121	$147,497,341

Financial Highlights
Fidelity Advisor® Women's Leadership Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.39	$13.18	$15.28	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07	- D	- D	.04
Net realized and unrealized gain (loss)	(.42)	.20	(1.70)	5.49	(.22)
Total from investment operations	(.39)	.27	(1.70)	5.49	(.18)
Distributions from net investment income	(.01)	(.06)	- D	(.01)	(.02)
Distributions from net realized gain	-	-	(.40)	-	-
Total distributions	(.01)	(.06)	(.40)	(.01)	(.02)
Net asset value, end of period	$12.99	$13.39	$13.18	$15.28	$9.80
Total Return E,F,G	(2.95)%	2.10%	(11.46)%	56.03%	(1.84)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.02% J	1.09%	1.10%	1.28%	2.50%
Expenses net of fee waivers, if any	1.01% J	1.09%	1.10%	1.25%	1.25%
Expenses net of all reductions	1.01% J	1.09%	1.10%	1.24%	1.25%
Net investment income (loss)	.48% J	.57%	(.01)%	(.03)%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$6,229	$6,104	$5,171	$2,865	$769
Portfolio turnover rate K	21% J	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Women's Leadership Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$13.14	$15.22	$9.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	(.04)	(.04)	.01
Net realized and unrealized gain (loss)	(.42)	.20	(1.69)	5.48	(.22)
Total from investment operations	(.41)	.24	(1.73)	5.44	(.21)
Distributions from net investment income	-	(.04)	-	- D	(.01)
Distributions from net realized gain	-	-	(.35)	-	-
Total distributions	-	(.04)	(.35)	- D	(.01)
Net asset value, end of period	$12.93	$13.34	$13.14	$15.22	$9.78
Total Return E,F,G	(3.07)%	1.83%	(11.66)%	55.65%	(2.12)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.29% J	1.37%	1.35%	1.52%	2.86%
Expenses net of fee waivers, if any	1.29% J	1.37%	1.35%	1.50%	1.50%
Expenses net of all reductions	1.29% J	1.37%	1.35%	1.49%	1.50%
Net investment income (loss)	.20% J	.28%	(.27)%	(.28)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,104	$1,122	$1,054	$974	$443
Portfolio turnover rate K	21% J	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Women's Leadership Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$13.00	$15.09	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.03)	(.11)	(.10)	(.04)
Net realized and unrealized gain (loss)	(.42)	.21	(1.68)	5.45	(.22)
Total from investment operations	(.44)	.18	(1.79)	5.35	(.26)
Distributions from net realized gain	-	-	(.30)	-	-
Total distributions	-	-	(.30)	-	-
Net asset value, end of period	$12.74	$13.18	$13.00	$15.09	$9.74
Total Return D,E,F	(3.34)%	1.38%	(12.12)%	54.93%	(2.60)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.79% I	1.86%	1.84%	1.99%	3.36%
Expenses net of fee waivers, if any	1.78% I	1.86%	1.84%	1.99%	2.00%
Expenses net of all reductions	1.78% I	1.86%	1.84%	1.98%	2.00%
Net investment income (loss)	(.29)% I	(.20)%	(.75)%	(.77)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,511	$1,603	$1,540	$937	$468
Portfolio turnover rate J	21% I	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Women's Leadership Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$13.22	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.10	.03	.03	.06
Net realized and unrealized gain (loss)	(.43)	.21	(1.70)	5.50	(.22)
Total from investment operations	(.38)	.31	(1.67)	5.53	(.16)
Distributions from net investment income	(.02)	(.08)	(.02)	(.03)	(.03)
Distributions from net realized gain	-	-	(.40)	-	-
Total distributions	(.02)	(.08)	(.42)	(.03)	(.03)
Net asset value, end of period	$13.05	$13.45	$13.22	$15.31	$9.81
Total Return D,E	(2.87)%	2.37%	(11.25)%	56.44%	(1.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82% H	.89%	.92%	1.10%	2.19%
Expenses net of fee waivers, if any	.81% H	.89%	.90%	1.00%	1.00%
Expenses net of all reductions	.81% H	.89%	.90%	.99%	1.00%
Net investment income (loss)	.67% H	.76%	.18%	.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$99,878	$115,107	$101,533	$98,888	$22,272
Portfolio turnover rate I	21% H	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Women's Leadership Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.44	$13.21	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.11	.04	.03	.06
Net realized and unrealized gain (loss)	(.43)	.21	(1.70)	5.51	(.22)
Total from investment operations	(.38)	.32	(1.66)	5.54	(.16)
Distributions from net investment income	(.02)	(.09)	(.04)	(.04)	(.03)
Distributions from net realized gain	-	-	(.40)	-	-
Total distributions	(.02)	(.09)	(.44)	(.04)	(.03)
Net asset value, end of period	$13.04	$13.44	$13.21	$15.31	$9.81
Total Return D,E	(2.84)%	2.46%	(11.20)%	56.52%	(1.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.80%	.81%	.98%	2.22%
Expenses net of fee waivers, if any	.72% H	.79%	.81%	.98%	1.00%
Expenses net of all reductions	.72% H	.79%	.81%	.97%	1.00%
Net investment income (loss)	.77% H	.86%	.28%	.24%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$13,395	$13,381	$11,273	$3,874	$702
Portfolio turnover rate I	21% H	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Women's Leadership Fund Class Z

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.49	$13.25	$15.35	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.13	.06	.05	.08
Net realized and unrealized gain (loss) C	(.43)	.21	(1.71)	5.51	(.22)
Total from investment operations	(.37)	.34	(1.65)	5.56	(.14)
Distributions from net investment income	(.02)	(.10)	(.05)	(.04)	(.03)
Distributions from net realized gain	-	-	(.40)	-	-
Total distributions	(.02)	(.10)	(.45)	(.04)	(.03)
Net asset value, end of period	$13.10	$13.49	$13.25	$15.35	$9.83
Total Return D,E	(2.72)%	2.59%	(11.13)%	56.63%	(1.43)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60% H	.68%	.69%	.87%	1.88%
Expenses net of fee waivers, if any	.60% H	.67%	.69%	.85%	.85%
Expenses net of all reductions	.60% H	.67%	.69%	.84%	.85%
Net investment income (loss) B	.89% H	.98%	.40%	.37%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$12,582	$10,181	$8,216	$9,043	$2,376
Portfolio turnover rate I	21% H	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,151,709
Gross unrealized depreciation	(15,092,245)
Net unrealized appreciation (depreciation)	$8,059,464
Tax cost	$126,660,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(5,078,623)
Total capital loss carryforward	$(5,078,623)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	15,253,357	22,961,699
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Women's Leadership Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,040	$99
Class M	.25%	.25%	2,911	-
Class C	.75%	.25%	8,263	774
			$19,214	$873

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,349
Class M	97
Class CA	2
$3,448
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$6,638.21
Class M	1,360.23
Class C	1,857.22
Fidelity Women's Leadership Fund	148,445.26
Class I	11,411.16
Class Z	2,505.04
	$172,216

A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.2000%
Class C	0.2000%
Fidelity Women's Leadership Fund	0.1597%
Class I	0.2000%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Women's Leadership Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Women's Leadership Fund	0.0354%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Women's Leadership Fund	$ 345

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Women's Leadership Fund	-	1,219,910	113,830
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Women's Leadership Fund	$125
7. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $116. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$17
Class C	2
$19

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,584.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended hdrPeriod	Year ended April 30, 2023
Fidelity Women's Leadership Fund
Distributions to shareholders
Class A	$2,769	$27,652
Class M	-	3,208
Fidelity Women's Leadership Fund	126,323	578,127
Class I	19,286	87,523
Class Z	19,451	58,888
Total	$167,829	$755,398
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Women's Leadership Fund
Class A
Shares sold	43,320	141,008	$600,144	$1,797,187
Reinvestment of distributions	195	2,161	2,694	27,138
Shares redeemed	(19,852)	(79,981)	(278,456)	(1,015,214)
Net increase (decrease)	23,663	63,188	$324,382	$809,111
Class M
Shares sold	1,481	11,061	$20,364	$139,353
Reinvestment of distributions	-	256	-	3,208
Shares redeemed	(178)	(7,469)	(2,385)	(93,120)
Net increase (decrease)	1,303	3,848	$17,979	$49,441
Class C
Shares sold	7,804	20,115	$106,712	$255,147
Shares redeemed	(10,861)	(16,959)	(148,745)	(213,813)
Net increase (decrease)	(3,057)	3,156	$(42,033)	$41,334
Fidelity Women's Leadership Fund
Shares sold	526,600	2,347,545	$7,349,761	$30,916,025
Reinvestment of distributions	8,470	42,668	117,649	537,622
Shares redeemed	(1,441,577)	(1,511,874)	(19,987,642)	(19,406,034)
Net increase (decrease)	(906,507)	878,339	$(12,520,232)	$12,047,613
Class I
Shares sold	256,057	444,612	$3,412,120	$5,699,005
Reinvestment of distributions	1,369	6,932	18,997	87,280
Shares redeemed	(226,312)	(309,351)	(3,094,660)	(3,964,930)
Net increase (decrease)	31,114	142,193	$336,457	$1,821,355
Class Z
Shares sold	246,402	325,511	$3,421,789	$4,239,577
Reinvestment of distributions	1,224	4,454	17,046	56,255
Shares redeemed	(41,676)	(195,364)	(581,594)	(2,559,457)
Net increase (decrease)	205,950	134,601	$2,857,241	$1,736,375
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Women's Leadership Fund
Class A	1.01%
Actual		$ 1,000	$ 970.50	$ 5.00
Hypothetical-B		$ 1,000	$ 1,020.06	$ 5.13
Class M	1.29%
Actual		$ 1,000	$ 969.30	$ 6.39
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.55
Class C	1.78%
Actual		$ 1,000	$ 966.60	$ 8.80
Hypothetical-B		$ 1,000	$ 1,016.19	$ 9.02
Fidelity® Women's Leadership Fund **	.81%
Actual		$ 1,000	$ 971.30	$ 4.01
Hypothetical-B		$ 1,000	$ 1,021.06	$ 4.12
Class I	.72%
Actual		$ 1,000	$ 971.60	$ 3.57
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.66
Class Z	.60%
Actual		$ 1,000	$ 972.80	$ 2.98
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Women's Leadership Fund
Fidelity® Women's Leadership Fund	.75%
Actual		$ 3.72
Hypothetical- B		$ 3.81

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Women's Leadership Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with a wholly owned subsidiary, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9893106.104
WLF-SANN-1223
Fidelity® High Income Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
New Fortress Energy, Inc.	2.0
Ford Motor Credit Co. LLC	1.7
Community Health Systems, Inc.	1.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.5
Uniti Group LP / Uniti Group Finance, Inc.	1.5
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.5
DISH Network Corp.	1.4
Southeastern Grocers, Inc.	1.3
MPT Operating Partnership LP/MPT Finance Corp.	1.3
CCO Holdings LLC/CCO Holdings Corp.	1.3
15.1

Market Sectors (% of Fund's net assets)

Energy	15.0
Healthcare	7.3
Services	7.2
Technology	6.5
Telecommunications	6.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 84.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.3%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	13,488	12,898
3.375% 8/15/26	28,589	14,652
		27,550
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	6,174	3,396
Technology - 0.1%
Seagate HDD Cayman 3.5% 6/1/28 (b)	2,701	2,800
TOTAL CONVERTIBLE BONDS		33,746
Nonconvertible Bonds - 83.0%
Aerospace - 2.1%
ATI, Inc.:
4.875% 10/1/29	570	485
5.875% 12/1/27	3,130	2,903
7.25% 8/15/30	1,350	1,300
Bombardier, Inc. 7.875% 4/15/27 (b)	9,547	9,185
BWX Technologies, Inc. 4.125% 6/30/28 (b)	7,903	6,955
Howmet Aerospace, Inc.:
5.9% 2/1/27	1,380	1,361
6.875% 5/1/25	1,380	1,385
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	360	266
4.625% 3/1/28 (b)	1,205	1,004
Moog, Inc. 4.25% 12/15/27 (b)	410	365
TransDigm, Inc.:
4.625% 1/15/29	5,930	5,113
5.5% 11/15/27	20,422	18,967
6.25% 3/15/26 (b)	1,225	1,196
6.75% 8/15/28 (b)	4,100	3,981
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,065	816
		55,282
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (b)	2,030	1,847
American Airlines, Inc. 7.25% 2/15/28 (b)	1,370	1,274
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	7,671	7,459
Forward Air Corp. 9.5% 10/15/31 (b)	1,115	1,087
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	1,035	1,022
Rand Parent LLC 8.5% 2/15/30 (b)	12,038	10,993
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	5,235	4,136
		27,818
Automotive - 0.3%
Ford Motor Co.:
6.1% 8/19/32	3,105	2,875
7.4% 11/1/46	1,085	1,019
Ford Motor Credit Co. LLC 3.625% 6/17/31	3,945	3,118
		7,012
Automotive & Auto Parts - 2.5%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	815	802
Dana, Inc.:
4.25% 9/1/30	1,115	883
5.375% 11/15/27	745	685
Ford Motor Co.:
3.25% 2/12/32	2,745	2,070
5.291% 12/8/46	550	400
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2802% 3/6/26 (c)(d)	3,910	3,940
2.3% 2/10/25	12,405	11,710
2.9% 2/10/29	3,905	3,196
3.375% 11/13/25	1,380	1,288
3.815% 11/2/27	4,080	3,644
4% 11/13/30	1,415	1,166
4.389% 1/8/26	2,765	2,621
4.95% 5/28/27	5,655	5,304
5.125% 6/16/25	1,385	1,348
6.95% 3/6/26	6,030	6,043
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	550	511
LCM Investments Holdings 8.25% 8/1/31 (b)	1,315	1,251
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	4,054	3,993
8.375% 5/1/28 (b)	2,865	2,856
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	4,315	2,047
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	1,645	1,641
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	3,320	3,201
6.875% 4/14/28 (b)	1,440	1,395
7.125% 4/14/30 (b)	1,440	1,394
		63,389
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
5.75% 11/20/25	268	256
6.7% 2/14/33	5,480	4,606
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,430	2,071
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	1,095	805
UniCredit SpA:
5.459% 6/30/35 (b)(c)	2,626	2,154
5.861% 6/19/32 (b)(c)	1,495	1,345
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	5,833	3,890
7.875% 5/1/27 (b)	1,090	839
Western Alliance Bancorp. 3% 6/15/31 (c)	2,365	1,807
		17,773
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	2,150	1,911
7.5% 6/1/29 (b)	2,809	2,045
9% 9/15/28 (b)	4,650	4,529
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	22,770	235
DISH Network Corp. 11.75% 11/15/27 (b)	7,125	7,058
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	2,700	1,466
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	5,800	4,933
4.125% 7/1/30 (b)	5,380	4,272
5.5% 7/1/29 (b)	8,285	7,341
TEGNA, Inc.:
4.625% 3/15/28	1,735	1,496
5% 9/15/29	1,775	1,487
Univision Communications, Inc.:
4.5% 5/1/29 (b)	5,615	4,463
6.625% 6/1/27 (b)	3,655	3,338
7.375% 6/30/30 (b)	790	696
8% 8/15/28 (b)	1,955	1,846
		47,116
Building Materials - 0.9%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,486	1,386
6.375% 6/15/30 (b)	1,420	1,341
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	635	600
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	2,616	2,498
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	5,595	4,453
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	4,150	3,930
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	2,950	2,603
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	3,455	3,014
6% 12/1/29 (b)	3,095	2,577
		22,402
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	8,354	6,501
4.25% 1/15/34 (b)	5,535	3,998
4.5% 8/15/30 (b)	4,140	3,320
4.5% 5/1/32	12,236	9,367
4.5% 6/1/33 (b)	11,280	8,414
4.75% 3/1/30 (b)	80	66
5.375% 6/1/29 (b)	640	560
CSC Holdings LLC:
3.375% 2/15/31 (b)	5,000	3,198
4.125% 12/1/30 (b)	2,939	1,969
4.5% 11/15/31 (b)	1,430	944
4.625% 12/1/30 (b)	7,174	3,638
5.375% 2/1/28 (b)	4,870	3,878
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	1,355	1,187
DISH DBS Corp. 5.75% 12/1/28 (b)	5,065	3,678
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,213	1,030
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	3,424	2,618
6.5% 9/15/28 (b)	3,013	1,491
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	2,400	2,142
Ziggo BV 4.875% 1/15/30 (b)	5,005	3,998
		61,997
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)	4,685	4,006
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	2,150	2,115
6.05% 4/15/28 (b)	2,765	2,645
6.3% 2/15/30 (b)	2,765	2,602
Vertical Holdco GmbH 7.625% 7/15/28 (b)	3,980	3,590
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	12,934	11,776
		26,734
Chemicals - 4.1%
CVR Partners LP 6.125% 6/15/28 (b)	1,775	1,566
Element Solutions, Inc. 3.875% 9/1/28 (b)	2,554	2,173
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	3,470	2,516
LSB Industries, Inc. 6.25% 10/15/28 (b)	2,215	1,965
Methanex Corp.:
5.125% 10/15/27	11,101	10,124
5.65% 12/1/44	8,249	6,062
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	5,020	3,712
4.875% 6/1/24 (b)	4,330	4,255
5% 5/1/25 (b)	2,270	2,144
5.25% 6/1/27 (b)	4,970	4,198
Nufarm Australia Ltd. 5% 1/27/30 (b)	6,520	5,656
Olin Corp. 5% 2/1/30	5,755	4,971
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	5,155	4,113
6.25% 10/1/29 (b)	5,435	4,076
9.75% 11/15/28 (b)	6,748	6,591
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	1,208	1,043
6.625% 5/1/29 (b)	3,690	3,093
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,935	3,490
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,785	1,379
5.375% 5/15/27	10,144	9,164
5.75% 11/15/28 (b)	6,620	5,599
TPC Group, Inc. 13% 12/16/27 (b)	2,885	2,879
Tronox, Inc. 4.625% 3/15/29 (b)	8,400	6,617
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	9,670	7,494
7.375% 3/1/31 (b)	1,105	1,024
		105,904
Consumer Products - 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	740	693
Kohl's Corp. 4.25% 7/17/25	335	313
Mattel, Inc.:
3.375% 4/1/26 (b)	3,425	3,164
5.45% 11/1/41	1,100	858
Newell Brands, Inc.:
4.7% 4/1/26	1,380	1,303
6.375% 9/15/27	1,380	1,292
6.5% 4/1/46 (f)	1,100	772
6.625% 9/15/29	1,470	1,352
The Scotts Miracle-Gro Co.:
4% 4/1/31	550	409
4.375% 2/1/32	820	601
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	3,200	2,768
10.5% 5/15/29 (b)	1,710	1,368
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	2,810	2,735
		17,628
Containers - 1.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	7,175	4,178
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	4,935	3,586
5.25% 8/15/27 (b)	9,700	7,048
Ball Corp.:
2.875% 8/15/30	1,370	1,069
4.875% 3/15/26	4,150	3,985
6% 6/15/29	1,720	1,645
Berry Global, Inc. 4.875% 7/15/26 (b)	2,210	2,109
BWAY Holding Co. 7.875% 8/15/26 (b)	4,120	3,859
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	1,690	1,295
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	2,160	1,766
LABL, Inc.:
5.875% 11/1/28 (b)	800	677
6.75% 7/15/26 (b)	535	492
9.5% 11/1/28 (b)	535	517
10.5% 7/15/27 (b)	4,243	3,673
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	1,340	1,226
Sealed Air Corp. 5% 4/15/29 (b)	5,450	4,833
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	1,655	1,575
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	737	668
8.5% 8/15/27 (b)	646	539
		44,740
Diversified Financial Services - 4.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	2,540	2,492
Coinbase Global, Inc. 3.625% 10/1/31 (b)	5,180	3,522
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	6,235	5,931
FLY Leasing Ltd. 7% 10/15/24 (b)	915	841
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	2,635	2,614
8% 6/15/28 (b)	7,305	7,206
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	6,390	6,309
Hightower Holding LLC 6.75% 4/15/29 (b)	3,880	3,309
HTA Group Ltd. 7% 12/18/25 (b)	11,385	10,966
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	7,765	5,979
5.25% 5/15/27	30,900	26,458
6.25% 5/15/26	9,296	8,497
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	980	782
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	3,635	2,923
LPL Holdings, Inc. 4.375% 5/15/31 (b)	1,370	1,147
MSCI, Inc. 3.625% 9/1/30 (b)	5,655	4,679
OneMain Finance Corp.:
3.5% 1/15/27	1,425	1,204
3.875% 9/15/28	8,180	6,467
6.875% 3/15/25	4,965	4,898
7.125% 3/15/26	10,330	10,032
9% 1/15/29	335	327
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	3,118	2,681
		119,264
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	5,518	4,497
Energy - 12.9%
Altus Midstream LP 5.875% 6/15/30 (b)	3,635	3,335
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	1,375	1,314
7.875% 5/15/26 (b)	1,375	1,385
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	6,465	5,583
California Resources Corp. 7.125% 2/1/26 (b)	1,930	1,937
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	2,005	1,871
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	4,725	4,394
7% 1/15/32 (b)	640	620
7.75% 2/15/26 (b)	660	659
CGG SA 8.75% 4/1/27 (b)	5,284	4,664
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	6,098	5,991
8.375% 1/15/29 (b)	1,595	1,580
CNX Resources Corp. 7.375% 1/15/31 (b)	1,580	1,510
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	3,370	2,881
6.75% 3/1/29 (b)	4,280	3,895
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	22,398	21,544
5.75% 4/1/25	4,057	4,006
7.375% 2/1/31 (b)	2,760	2,782
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,830	3,612
5.625% 10/15/25 (b)	560	551
CVR Energy, Inc.:
5.25% 2/15/25 (b)	9,749	9,563
5.75% 2/15/28 (b)	5,483	4,926
Delek Logistics Partners LP 7.125% 6/1/28 (b)	7,451	6,780
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,250	1,075
4.375% 6/15/31 (b)	740	615
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	2,520	2,417
Energean PLC 6.5% 4/30/27 (b)	1,598	1,329
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,630	1,537
6.5% 9/1/30 (b)	5,060	4,857
EnLink Midstream Partners LP 4.85% 7/15/26	2,485	2,336
EQM Midstream Partners LP:
4% 8/1/24	2,545	2,474
4.75% 1/15/31 (b)	1,120	943
6% 7/1/25 (b)	355	347
6.5% 7/1/27 (b)	1,097	1,066
6.5% 7/15/48	555	469
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,785	1,575
Harvest Midstream I LP 7.5% 9/1/28 (b)	5,420	5,136
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,880	1,609
5.125% 6/15/28 (b)	5,610	5,180
5.5% 10/15/30 (b)	1,370	1,244
5.625% 2/15/26 (b)	6,625	6,416
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	4,080	3,777
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	5,370	5,399
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,708	4,832
Mesquite Energy, Inc. 7.25% (b)(e)(h)	28,768	0
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	31,990	28,653
6.75% 9/15/25 (b)	17,262	16,015
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	4,350	4,246
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	4,220	4,167
8.75% 6/15/31 (b)	1,345	1,338
Occidental Petroleum Corp.:
4.2% 3/15/48	1,360	917
4.4% 4/15/46	4,100	2,925
4.4% 8/15/49	1,900	1,242
4.5% 7/15/44	3,365	2,338
6.125% 1/1/31	4,795	4,689
6.45% 9/15/36	3,155	3,064
7.5% 5/1/31	6,195	6,496
7.95% 6/15/39	685	732
8.875% 7/15/30	4,715	5,236
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	8,654	8,388
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,900	1,597
4.95% 7/15/29 (b)	4,294	3,784
6.875% 4/15/40 (b)	1,598	1,330
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,240	1,240
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,585	1,563
SM Energy Co. 5.625% 6/1/25	3,075	2,993
Southwestern Energy Co. 4.75% 2/1/32	3,580	3,079
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	525	497
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	3,530	2,859
11.75% 10/1/28 (b)	320	273
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	5,094	4,413
5.875% 3/15/28	4,990	4,721
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,990	2,550
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	9,865	8,642
6% 3/1/27 (b)	5,517	5,047
6% 12/31/30 (b)	9,160	7,711
6% 9/1/31 (b)	9,425	7,931
7.5% 10/1/25 (b)	9,570	9,428
Teine Energy Ltd. 6.875% 4/15/29 (b)	745	690
Transocean Aquila Ltd. 8% 9/30/28 (b)	895	880
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,849	1,812
Transocean, Inc.:
7.5% 1/15/26 (b)	2,085	1,997
8% 2/1/27 (b)	6,175	5,796
8.75% 2/15/30 (b)	3,406	3,396
Valaris Ltd. 8.375% 4/30/30 (b)	4,285	4,205
Viper Energy Partners LP 7.375% 11/1/31 (b)	960	958
Western Gas Partners LP:
5.25% 2/1/50	2,720	2,010
5.3% 3/1/48	1,360	1,017
5.5% 8/15/48	815	618
		333,499
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	1,305	1,240
Covanta Holding Corp. 4.875% 12/1/29 (b)	5,220	4,072
Darling Ingredients, Inc. 6% 6/15/30 (b)	2,155	2,022
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	2,765	2,615
5.125% 12/15/26 (b)	2,765	2,624
Madison IAQ LLC:
4.125% 6/30/28 (b)	6,715	5,610
5.875% 6/30/29 (b)	6,055	4,690
Stericycle, Inc.:
3.875% 1/15/29 (b)	7,910	6,721
5.375% 7/15/24 (b)	1,385	1,367
		30,961
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	740	684
3.5% 3/15/29 (b)	6,553	5,587
4.875% 2/15/30 (b)	2,310	2,062
BellRing Brands, Inc. 7% 3/15/30 (b)	1,100	1,068
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	9,414	3,702
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,690	1,358
Parkland Corp.:
4.5% 10/1/29 (b)	1,673	1,439
4.625% 5/1/30 (b)	8,235	7,020
		22,920
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	4,855	3,757
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	1,100	951
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	7,855	6,664
4.375% 1/31/32 (b)	1,370	1,133
Performance Food Group, Inc. 5.5% 10/15/27 (b)	542	507
Pilgrim's Pride Corp.:
3.5% 3/1/32	1,370	1,044
4.25% 4/15/31	1,615	1,330
Post Holdings, Inc.:
4.625% 4/15/30 (b)	3,666	3,070
5.5% 12/15/29 (b)	3,587	3,199
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	3,090	2,607
TreeHouse Foods, Inc. 4% 9/1/28	2,065	1,679
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	14,125	11,642
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	2,045	1,746
4.75% 2/15/29 (b)	2,520	2,223
6.875% 9/15/28 (b)	1,600	1,564
United Natural Foods, Inc. 6.75% 10/15/28 (b)	550	433
		43,549
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (b)	10,355	8,440
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	4,530	4,457
7% 2/15/30 (b)	1,300	1,255
8.125% 7/1/27 (b)	6,319	6,261
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	5,565	5,476
Carnival Corp. 10.5% 6/1/30 (b)	4,995	5,068
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	5,390	4,284
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	3,921	3,921
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,400	2,040
Scientific Games Corp. 7.5% 9/1/31 (b)	545	532
Station Casinos LLC 4.5% 2/15/28 (b)	4,745	4,098
Transocean, Inc. 7.25% 11/1/25 (b)	1,350	1,317
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	2,740	2,260
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,365	1,271
		50,680
Healthcare - 6.9%
1375209 BC Ltd. 9% 1/30/28 (b)	3,606	3,496
180 Medical, Inc. 3.875% 10/15/29 (b)	2,575	2,139
AdaptHealth LLC 5.125% 3/1/30 (b)	4,965	3,761
AMN Healthcare 4% 4/15/29 (b)	1,674	1,386
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	3,310	2,770
4.625% 7/15/28 (b)	2,215	1,972
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	6,469	5,580
9% 12/15/25 (b)	640	555
Cano Health, Inc. 6.25% 10/1/28 (b)	2,303	921
Catalent Pharma Solutions 3.5% 4/1/30 (b)	2,900	2,273
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	2,975	2,511
4% 3/15/31 (b)	2,475	2,020
4.25% 5/1/28 (b)	768	682
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	10,365	6,947
5.25% 5/15/30 (b)	19,665	13,965
5.625% 3/15/27 (b)	13,825	11,232
6% 1/15/29 (b)	6,140	4,651
6.125% 4/1/30 (b)	6,525	2,528
6.875% 4/15/29 (b)	8,190	3,382
8% 3/15/26 (b)	635	580
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	5,375	4,516
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	2,170	1,560
4.625% 6/1/30 (b)	9,260	7,257
Embecta Corp. 5% 2/15/30 (b)	2,745	2,180
Grifols SA 4.75% 10/15/28 (b)	3,442	2,883
Hologic, Inc. 3.25% 2/15/29 (b)	1,530	1,284
IQVIA, Inc. 6.5% 5/15/30 (b)	2,670	2,590
Jazz Securities DAC 4.375% 1/15/29 (b)	4,925	4,283
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	2,950	2,150
Modivcare, Inc. 5.875% 11/15/25 (b)	3,500	3,308
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	3,370	2,749
3.875% 5/15/32 (b)	1,465	1,151
Mozart Borrower LP 3.875% 4/1/29 (b)	1,375	1,161
Omega Healthcare Investors, Inc. 3.25% 4/15/33	6,820	4,861
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	9,435	8,150
5.125% 4/30/31 (b)	1,580	1,234
Owens & Minor, Inc. 4.5% 3/31/29 (b)	2,610	2,094
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	7,060	6,089
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	2,640	2,468
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	2,305	1,396
9.875% 8/15/30 (b)	3,000	2,711
11% 10/15/30 (b)	320	301
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	6,530	4,653
Teleflex, Inc. 4.25% 6/1/28 (b)	1,540	1,359
Tenet Healthcare Corp.:
4.25% 6/1/29	6,395	5,473
4.375% 1/15/30	4,965	4,200
4.625% 6/15/28	1,728	1,537
6.125% 10/1/28	5,720	5,305
6.125% 6/15/30	6,675	6,179
6.25% 2/1/27	3,134	3,005
6.75% 5/15/31 (b)	945	897
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	3,265	2,875
7.875% 9/15/29	830	818
8.125% 9/15/31	830	822
		176,850
Homebuilders/Real Estate - 3.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	2,120	1,745
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,515	2,035
Greystar Real Estate Partners 7.75% 9/1/30 (b)	1,240	1,218
Howard Hughes Corp.:
4.125% 2/1/29 (b)	2,350	1,886
4.375% 2/1/31 (b)	1,765	1,344
Kennedy-Wilson, Inc. 4.75% 2/1/30	3,915	2,858
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	10,750	6,519
4.625% 8/1/29	7,355	5,092
5% 10/15/27	23,595	18,218
5.25% 8/1/26	2,913	2,508
Railworks Holdings LP 8.25% 11/15/28 (b)	5,744	5,463
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	76	48
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	59	37
Safehold Operating Partnership LP 2.8% 6/15/31	3,525	2,598
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	1,005	845
TopBuild Corp. 4.125% 2/15/32 (b)	2,115	1,673
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	70	69
TRI Pointe Homes, Inc. 5.7% 6/15/28	545	485
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	16,235	13,121
6.5% 2/15/29 (b)	33,830	21,969
10.5% 2/15/28 (b)	5,485	5,282
		95,013
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	11,850	9,367
3.75% 5/1/29 (b)	215	185
4% 5/1/31 (b)	3,495	2,894
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	655	597
		13,043
Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	1,100	902
7% 11/15/25 (b)	550	533
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	8,485	7,460
6.75% 10/15/27 (b)	1,355	1,237
6.75% 4/15/28 (b)	1,370	1,302
AmWINS Group, Inc. 4.875% 6/30/29 (b)	3,390	2,902
AssuredPartners, Inc. 5.625% 1/15/29 (b)	3,295	2,795
HUB International Ltd.:
7% 5/1/26 (b)	1,900	1,849
7.25% 6/15/30 (b)	3,345	3,263
National Financial Partners Corp. 8.5% 10/1/31 (b)	1,600	1,573
		23,816
Leisure - 2.5%
Carnival Corp.:
5.75% 3/1/27 (b)	8,485	7,592
6% 5/1/29 (b)	5,195	4,389
6.65% 1/15/28	750	631
7% 8/15/29 (b)	1,425	1,397
7.625% 3/1/26 (b)	11,060	10,755
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	705	597
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	4,950	3,836
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	2,175	1,952
7.75% 2/15/29 (b)	4,840	4,224
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,660	1,388
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	3,620	3,330
5.375% 7/15/27 (b)	3,900	3,594
5.5% 8/31/26 (b)	10,740	10,135
5.5% 4/1/28 (b)	6,610	6,028
Viking Cruises Ltd. 9.125% 7/15/31 (b)	905	889
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,605	1,422
Voc Escrow Ltd. 5% 2/15/28 (b)	2,130	1,914
		64,073
Metals/Mining - 1.6%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,655	1,634
Constellium NV 5.875% 2/15/26 (b)	1,255	1,203
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,505	1,285
ERO Copper Corp. 6.5% 2/15/30 (b)	7,950	6,744
First Quantum Minerals Ltd.:
6.875% 3/1/26 (b)	1,985	1,741
6.875% 10/15/27 (b)	9,420	7,936
7.5% 4/1/25 (b)	1,708	1,593
8.625% 6/1/31 (b)	285	241
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	1,375	1,108
4.5% 9/15/27 (b)	1,595	1,436
Howmet Aerospace, Inc. 5.95% 2/1/37	1,100	1,005
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	530	493
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,825	3,696
8.5% 5/1/30 (b)	3,355	3,226
9.25% 10/1/28 (b)	2,425	2,425
Novelis Corp.:
3.25% 11/15/26 (b)	815	725
3.875% 8/15/31 (b)	1,360	1,062
PMHC II, Inc. 9% 2/15/30 (b)	5,155	4,103
		41,656
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	3,020	2,265
6% 6/15/27 (b)	4,690	4,432
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,950	1,771
8.75% 4/15/30 (b)	3,995	3,184
Mercer International, Inc. 5.125% 2/1/29	1,780	1,396
SPA Holdings 3 OY 4.875% 2/4/28 (b)	5,695	4,646
		17,694
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	1,120	1,036
Railroad - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	1,470	1,183
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	2,310	2,062
4% 10/15/30 (b)	7,316	5,992
5.75% 4/15/25 (b)	1,055	1,046
Garden SpinCo Corp. 8.625% 7/20/30 (b)	1,415	1,460
Yum! Brands, Inc.:
3.625% 3/15/31	1,370	1,113
4.625% 1/31/32	8,980	7,652
5.375% 4/1/32	1,100	989
		20,314
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (b)	3,320	2,847
AECOM 5.125% 3/15/27	1,845	1,742
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	4,930	3,562
9.75% 7/15/27 (b)	7,745	6,728
APX Group, Inc.:
5.75% 7/15/29 (b)	3,330	2,768
6.75% 2/15/27 (b)	2,720	2,626
ASGN, Inc. 4.625% 5/15/28 (b)	2,500	2,214
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	11,100	11,017
CoreCivic, Inc.:
4.75% 10/15/27	10,744	9,334
8.25% 4/15/26	6,415	6,495
CoreLogic, Inc. 4.5% 5/1/28 (b)	3,795	3,008
Fair Isaac Corp. 4% 6/15/28 (b)	5,065	4,510
Gartner, Inc. 3.625% 6/15/29 (b)	890	752
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	16,457	15,758
Hertz Corp. 5% 12/1/29 (b)	660	474
Iron Mountain, Inc. 4.5% 2/15/31 (b)	1,370	1,121
Korn Ferry 4.625% 12/15/27 (b)	1,015	923
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	4,015	3,829
Life Time, Inc. 8% 4/15/26 (b)	5,340	5,207
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,320	2,930
PowerTeam Services LLC 9.033% 12/4/25 (b)	7,208	6,487
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	900	873
Service Corp. International:
4% 5/15/31	2,300	1,862
5.125% 6/1/29	1,443	1,320
Sotheby's 7.375% 10/15/27 (b)	2,745	2,452
The GEO Group, Inc.:
6% 4/15/26	835	760
9.5% 12/31/28 (b)	3,820	3,677
10.5% 6/30/28	1,425	1,421
TriNet Group, Inc.:
3.5% 3/1/29 (b)	8,560	7,068
7.125% 8/15/31 (b)	1,445	1,397
Uber Technologies, Inc.:
7.5% 5/15/25 (b)	7,195	7,204
8% 11/1/26 (b)	9,595	9,663
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,077	8,396
		140,425
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	1,655	1,342
4.125% 1/15/30	4,160	3,511
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	3,630	3,078
		7,931
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	1,315	1,271
Carvana Co.:
4.875% 9/1/29 (b)	2,513	1,415
5.5% 4/15/27 (b)	2,422	1,606
5.875% 10/1/28 (b)	1,267	735
9% 12/1/28 pay-in-kind (b)(c)	1,087	809
9% 6/1/30 pay-in-kind (b)(c)	1,633	1,208
9% 6/1/31 pay-in-kind (b)(c)	1,933	1,440
10.25% 5/1/30 (b)	357	266
EG Global Finance PLC:
6.75% 2/7/25 (b)	8,256	8,168
8.5% 10/30/25 (b)	10,371	10,202
Hanesbrands, Inc. 4.875% 5/15/26 (b)	740	680
LBM Acquisition LLC 6.25% 1/15/29 (b)	5,580	4,408
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,785	1,390
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	3,550	2,572
7.875% 5/1/29 (b)	2,730	1,522
Nordstrom, Inc.:
4.25% 8/1/31	1,175	861
4.375% 4/1/30	870	675
Sally Holdings LLC 5.625% 12/1/25	3,045	2,943
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,605	3,433
		45,604
Technology - 5.7%
Acuris Finance U.S. 5% 5/1/28 (b)	11,650	9,174
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	2,510	2,051
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	8,405	7,480
Block, Inc.:
2.75% 6/1/26	1,375	1,234
3.5% 6/1/31	8,155	6,294
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,720	1,477
4.875% 7/1/29 (b)	1,735	1,463
Cloud Software Group, Inc. 9% 9/30/29 (b)	11,880	10,117
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	3,270	3,230
Coherent Corp. 5% 12/15/29 (b)	6,960	5,906
CommScope, Inc. 4.75% 9/1/29 (b)	3,600	2,457
Elastic NV 4.125% 7/15/29 (b)	2,410	2,031
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	2,000	1,791
5.95% 6/15/30 (b)	8,335	7,625
Entegris, Inc. 3.625% 5/1/29 (b)	2,550	2,133
Gartner, Inc. 4.5% 7/1/28 (b)	4,490	4,040
Gen Digital, Inc.:
5% 4/15/25 (b)	2,715	2,629
7.125% 9/30/30 (b)	1,360	1,323
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	5,240	4,399
5.25% 12/1/27 (b)	945	886
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,660	1,487
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	7,345	6,096
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	820	629
4.125% 8/1/30 (b)	1,760	1,430
McAfee Corp. 7.375% 2/15/30 (b)	2,290	1,832
MicroStrategy, Inc. 6.125% 6/15/28 (b)	8,160	7,385
NCR Atleos Escrow Corp. 9.5% 4/1/29 (b)	2,875	2,818
ON Semiconductor Corp. 3.875% 9/1/28 (b)	3,675	3,157
Open Text Corp. 3.875% 12/1/29 (b)	4,020	3,287
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	4,620	3,828
4.125% 12/1/31 (b)	4,170	3,276
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	7,610	3,336
5.375% 12/1/28 (b)	7,809	2,284
Roblox Corp. 3.875% 5/1/30 (b)	4,035	3,274
Seagate HDD Cayman:
5.75% 12/1/34	3,695	3,127
8.25% 12/15/29 (b)	1,310	1,331
8.5% 7/15/31 (b)	1,585	1,613
Sensata Technologies BV:
4% 4/15/29 (b)	3,440	2,926
5% 10/1/25 (b)	550	535
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,370	1,096
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	1,085	1,018
TTM Technologies, Inc. 4% 3/1/29 (b)	13,015	10,672
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,900	1,555
Virtusa Corp. 7.125% 12/15/28 (b)	1,345	1,064
VM Consolidated, Inc. 5.5% 4/15/29 (b)	640	567
		147,363
Telecommunications - 5.5%
Altice Financing SA:
5% 1/15/28 (b)	5,598	4,553
5.75% 8/15/29 (b)	15,535	12,013
Altice France Holding SA 6% 2/15/28 (b)	10,793	4,733
Altice France SA:
5.125% 1/15/29 (b)	12,809	8,842
5.125% 7/15/29 (b)	5,655	3,872
5.5% 1/15/28 (b)	5,700	4,235
5.5% 10/15/29 (b)	50	34
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	11,832	10,114
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,199	1,789
5.625% 9/15/28 (b)	1,290	965
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,395	1,804
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	5,510	4,757
5.875% 10/15/27 (b)	258	235
5.875% 11/1/29	3,789	2,848
8.75% 5/15/30 (b)	4,055	3,863
IHS Netherlands Holdco BV 8% 9/18/27 (b)	1,575	1,285
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	8,320	7,305
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	2,555	1,990
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	4,904	2,504
4.25% 7/1/28 (b)	2,180	1,233
10.5% 5/15/30 (b)	9,537	9,544
Millicom International Cellular SA:
4.5% 4/27/31 (b)	7,907	5,893
5.125% 1/15/28 (b)	3,560	3,053
Sable International Finance Ltd. 5.75% 9/7/27 (b)	1,577	1,412
SBA Communications Corp. 3.125% 2/1/29	1,400	1,158
Sprint Corp. 7.125% 6/15/24	11,040	11,096
Telecom Italia Capital SA:
6% 9/30/34	3,477	2,859
7.2% 7/18/36	3,069	2,654
7.721% 6/4/38	995	878
Uniti Group, Inc. 6% 1/15/30 (b)	16,540	10,028
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	5,830	4,807
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	1,079	849
Windstream Escrow LLC 7.75% 8/15/28 (b)	6,160	4,885
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	2,170	1,633
6.125% 3/1/28 (b)	2,568	1,701
		141,424
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	1,815	1,379
Foot Locker, Inc. 4% 10/1/29 (b)	1,740	1,279
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,460	1,202
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,945	1,430
		5,290
Transportation Ex Air/Rail - 0.7%
Golar LNG Ltd. 7% 10/20/25 (b)	4,710	4,618
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	2,635	2,154
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	1,380	1,345
Seaspan Corp. 5.5% 8/1/29 (b)	10,205	7,829
XPO, Inc.:
6.25% 6/1/28 (b)	800	766
7.125% 6/1/31 (b)	1,330	1,296
		18,008
Utilities - 2.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	6,515	5,080
3.75% 1/15/32 (b)	670	507
4.75% 3/15/28 (b)	1,540	1,375
DPL, Inc.:
4.125% 7/1/25	3,465	3,261
4.35% 4/15/29	460	375
EnLink Midstream Partners LP 4.15% 6/1/25	1,385	1,332
FirstEnergy Corp. 3.4% 3/1/50	5,445	3,293
Global Partners LP/GLP Finance Corp. 7% 8/1/27	6,506	6,132
NRG Energy, Inc.:
3.375% 2/15/29 (b)	6,240	5,079
3.625% 2/15/31 (b)	1,990	1,502
5.25% 6/15/29 (b)	5,350	4,720
PG&E Corp.:
5% 7/1/28	9,760	8,842
5.25% 7/1/30	14,760	12,928
Pike Corp. 5.5% 9/1/28 (b)	1,762	1,507
Vistra Operations Co. LLC:
5% 7/31/27 (b)	8,646	7,909
5.5% 9/1/26 (b)	2,845	2,707
5.625% 2/15/27 (b)	6,375	5,999
7.75% 10/15/31 (b)	2,240	2,162
		74,710
TOTAL NONCONVERTIBLE BONDS		2,138,598
TOTAL CORPORATE BONDS (Cost $2,529,152)		2,172,344

Commercial Mortgage Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2495% 6/15/38 (b)(c)(d)	1,989	1,881
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1165% 11/15/38 (b)(c)(d)	2,683	2,549
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1485% 7/15/38 (b)(c)(d)	1,112	1,079
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	1,700	1,498
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6495% 7/15/38 (b)(c)(d)	3,994	3,784
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,907)		10,791

Common Stocks - 2.8%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	31,300	2,729
Capital Goods - 0.1%
Regal Rexnord Corp.	22,700	2,688
Energy - 0.8%
California Resources Corp. warrants 10/27/24 (i)	4,683	84
Forbes Energy Services Ltd. (h)(i)	47,062	0
Mesquite Energy, Inc. (h)(i)	213,506	16,950
New Fortress Energy, Inc. (j)	174,600	5,290
TOTAL ENERGY		22,324
Food & Drug Retail - 1.3%
Southeastern Grocers, Inc. (g)(h)(i)	1,235,303	33,034
Healthcare - 0.2%
Centene Corp. (i)	66,300	4,573
Technology - 0.1%
Coherent Corp. (i)	83,800	2,480
Telecommunications - 0.2%
CUI Acquisition Corp. Class E (h)(i)	1	0
GTT Communications, Inc. (h)	113,281	3,225
Helios Towers PLC (i)	1,814,300	1,335
TOTAL TELECOMMUNICATIONS		4,560
TOTAL COMMON STOCKS (Cost $40,251)		72,388

Bank Loan Obligations - 6.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Automotive & Auto Parts - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8943% 12/17/28 (c)(d)(k)	1,586	1,194
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4146% 8/24/26 (c)(d)(k)	4,991	1,875
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(k)	11,482	122
TOTAL BROADCASTING		1,997
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (c)(d)(k)	6,360	5,035
Chemicals - 0.3%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (c)(d)(k)	5,486	5,086
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (c)(d)(k)	1,995	1,943
TOTAL CHEMICALS		7,029
Consumer Products - 0.2%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	3,934	3,879
Energy - 0.4%
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4763% 2/7/28 (c)(d)(k)	3,566	3,392
Tranche BB 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(k)	1,686	1,682
CME Term SOFR 3 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(k)	1,050	1,046
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (c)(d)(h)(k)	2,445	2,335
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(k)	3,958	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(k)	1,690	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10/30/28 (d)(k)(l)	2,845	2,617
TOTAL ENERGY		11,072
Gaming - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (c)(d)(k)	230	230
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.53% 11/23/27 (c)(d)(k)	6,080	3,500
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 1/8/27 (c)(d)(k)	343	338
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (c)(d)(k)	2,718	2,593
TOTAL HEALTHCARE		6,431
Homebuilders/Real Estate - 0.0%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(d)(h)(k)	1,249	1,207
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8347% 11/6/27 (c)(d)(k)	506	504
Leisure - 1.0%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4531% 7/21/28 (c)(d)(k)	14,685	14,524
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (c)(d)(k)	8,992	8,706
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (c)(d)(k)	2,428	2,090
TOTAL LEISURE		25,320
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5991% 4/13/29 (c)(d)(k)	858	829
Services - 1.5%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4241% 12/21/28 (c)(d)(k)	2,098	2,093
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(k)(m)	402	401
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (c)(d)(k)	1,580	1,329
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (c)(d)(k)	5,560	5,162
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(k)	2,932	2,822
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/2/28 (c)(d)(k)	6,178	5,609
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	4,749	4,668
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (c)(d)(k)	6,151	5,363
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (c)(d)(k)	2,790	2,516
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (c)(d)(k)	9,980	8,508
TOTAL SERVICES		38,471
Super Retail - 0.8%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (c)(d)(k)	6,614	6,555
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (c)(d)(k)	13,461	12,788
TOTAL SUPER RETAIL		19,343
Technology - 0.6%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (c)(d)(k)	3,889	3,762
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	111	109
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (c)(d)(k)	635	606
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9241% 10/7/27 (c)(d)(k)	1,563	1,542
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (c)(d)(k)	5,777	5,742
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (c)(d)(k)	1,500	1,497
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 8/27/25 (c)(d)(k)	1,939	1,936
TOTAL TECHNOLOGY		15,194
Telecommunications - 0.3%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (c)(d)(k)	4,768	2,813
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4269% 12/30/27 (c)(d)(k)	5,936	5,105
TOTAL TELECOMMUNICATIONS		7,918
Utilities - 0.4%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 6/23/25 (c)(d)(k)	10,223	10,197
TOTAL BANK LOAN OBLIGATIONS (Cost $175,777)		155,850

Preferred Securities - 2.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.2%
AerCap Holdings NV 5.875% 10/10/79 (c)	6,905	6,505
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (c)(n)	4,475	2,949
4.7% (c)(n)	4,365	2,592
Bank of America Corp. 5.875% (c)(n)	5,385	4,677
JPMorgan Chase & Co.:
4.6% (c)(n)	3,885	3,664
6.1% (c)(n)	5,400	5,353
Wells Fargo & Co. 5.9% (c)(n)	2,970	2,987
TOTAL BANKS & THRIFTS		22,222
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (b)(c)(n)	5,175	4,093
Charles Schwab Corp. 4% (c)(n)	3,465	2,388
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,481
Energy - 0.9%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(n)	13,948	13,435
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (c)(d)(n)	3,431	3,097
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (c)(d)(n)	6,013	5,777
TOTAL ENERGY		22,309
Services - 0.2%
Air Lease Corp. 4.125% (c)(n)	5,559	4,030
TOTAL PREFERRED SECURITIES (Cost $61,081)		61,547

Other - 1.8%
	Shares	Value ($) (000s)
Other - 1.8%
Fidelity Private Credit Central Fund LLC (g)(q) (Cost $46,253)	4,650,410	47,155

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (o)	19,392,797	19,397
Fidelity Securities Lending Cash Central Fund 5.40% (o)(p)	5,496,200	5,497
TOTAL MONEY MARKET FUNDS (Cost $24,894)		24,894

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $2,888,315)	2,544,969
NET OTHER ASSETS (LIABILITIES) - 1.3%	32,676
NET ASSETS - 100.0%	2,577,645

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,690,833,000 or 65.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,021,000 or 3.3% of net assets.

(h)	Level 3 security
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $402,000 and $401,000, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Central Fund LLC	6/06/22	46,253

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,614

Southeastern Grocers, Inc.	6/01/18	8,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	70,215	417,159	467,977	1,385	-	-	19,397	0.0%
Fidelity Private Credit Central Fund LLC	46,120	-	-	2,546	-	1,035	47,155	7.0%
Fidelity Securities Lending Cash Central Fund 5.40%	428	11,600	6,531	1	-	-	5,497	0.0%
Total	116,763	428,759	474,508	3,932	-	1,035	72,049

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,335	1,335	-	-
Consumer Discretionary	2,729	2,729	-	-
Consumer Staples	33,034	-	-	33,034
Energy	22,324	5,374	-	16,950
Health Care	4,573	4,573	-	-
Industrials	2,688	2,688	-	-
Information Technology	5,705	2,480	-	3,225

Corporate Bonds	2,172,344	-	2,167,512	4,832

Commercial Mortgage Securities	10,791	-	10,791	-

Bank Loan Obligations	155,850	-	147,531	8,319

Preferred Securities	61,547	-	61,547	-

Other	47,155	-	47,155	-

Money Market Funds	24,894	24,894	-	-
Total Investments in Securities:	2,544,969	44,073	2,434,536	66,360

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Consumer Staples
Beginning Balance	$30,339
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,695
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$33,034
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$2,693
Corporate Bonds
Beginning Balance	$30,766
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(25,985)
Cost of Purchases	4,614
Proceeds of Sales	(4,579)
Amortization/Accretion	16
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$4,832
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$202
Other Investments in Securities
Beginning Balance	$32,046
Net Realized Gain (Loss) on Investment Securities	6,535
Net Unrealized Gain (Loss) on Investment Securities	(879)
Cost of Purchases	4,763
Proceeds of Sales	(17,724)
Amortization/Accretion	28
Transfers into Level 3	3,725
Transfers out of Level 3	-
Ending Balance	$28,494
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$5,659

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,287) - See accompanying schedule:
Unaffiliated issuers (cost $2,817,168)	$2,472,920
Fidelity Central Funds (cost $71,147)	72,049

Total Investment in Securities (cost $2,888,315)		$2,544,969
Cash		1,017
Receivable for investments sold		3,156
Receivable for fund shares sold		8,951
Interest receivable		38,996
Distributions receivable from Fidelity Central Funds		131
Prepaid expenses		4
Receivable from investment adviser for expense reductions		1,006
Total assets		2,598,230
Liabilities
Payable for investments purchased	$9,267
Payable for fund shares redeemed	1,591
Distributions payable	2,647
Accrued management fee	1,158
Distribution and service plan fees payable	38
Other affiliated payables	335
Other payables and accrued expenses	52
Collateral on securities loaned	5,497
Total Liabilities		20,585
Commitments and contingent liabilities (see Commitments note)
Net Assets		$2,577,645
Net Assets consist of:
Paid in capital		$3,605,997
Total accumulated earnings (loss)		(1,028,352)
Net Assets		$2,577,645

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($112,719 ÷ 15,777 shares)(a)		$7.14
Maximum offering price per share (100/96.00 of $7.14)		$7.44
Class M :
Net Asset Value and redemption price per share ($27,645 ÷ 3,870 shares)(a)		$7.14
Maximum offering price per share (100/96.00 of $7.14)		$7.44
Class C :
Net Asset Value and offering price per share ($10,391 ÷ 1,454 shares)(a)		$7.15
Fidelity High Income Fund :
Net Asset Value, offering price and redemption price per share ($2,316,383 ÷ 324,208 shares)		$7.14
Class I :
Net Asset Value, offering price and redemption price per share ($55,044 ÷ 7,701 shares)		$7.15
Class Z :
Net Asset Value, offering price and redemption price per share ($55,463 ÷ 7,764 shares)		$7.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$1,501
Interest		86,974
Income from Fidelity Central Funds (including $1 from security lending)		3,932
Total Income		92,407
Expenses
Management fee	$7,443
Transfer agent fees	1,632
Distribution and service plan fees	239
Accounting fees	439
Custodian fees and expenses	10
Independent trustees' fees and expenses	7
Registration fees	40
Audit	48
Legal	(700)
Miscellaneous	7
Total expenses before reductions	9,165
Expense reductions	(169)
Total expenses after reductions		8,996
Net Investment income (loss)		83,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(109,767)
Total net realized gain (loss)		(109,767)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,263)
Fidelity Central Funds	1,035
Total change in net unrealized appreciation (depreciation)		(4,228)
Net gain (loss)		(113,995)
Net increase (decrease) in net assets resulting from operations		$(30,584)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,411	$167,641
Net realized gain (loss)	(109,767)	(210,957)
Change in net unrealized appreciation (depreciation)	(4,228)	(9,172)
Net increase (decrease) in net assets resulting from operations	(30,584)	(52,488)
Distributions to shareholders	(75,203)	(158,804)

Share transactions - net increase (decrease)	(213,033)	(471,047)
Total increase (decrease) in net assets	(318,820)	(682,339)

Net Assets
Beginning of period	2,896,465	3,578,804
End of period	$2,577,645	$2,896,465

Financial Highlights
Fidelity Advisor® High Income Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.215	.387	.345	.368	.438	.192
Net realized and unrealized gain (loss)	(.312)	(.501)	(.760)	.772	(.908)	.286
Total from investment operations	(.097)	(.114)	(.415)	1.140	(.470)	.478
Distributions from net investment income	(.193)	(.366)	(.385)	(.360)	(.430)	(.208)
Total distributions	(.193)	(.366)	(.385)	(.360)	(.430)	(.208)
Net asset value, end of period	$7.14	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(1.35)%	(1.33)%	(5.02)%	14.56%	(5.63)%	5.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94% I	1.02%	.99%	.98%	.98%	.99% I
Expenses net of fee waivers, if any	.93% I	1.02%	.99%	.98%	.98%	.99% I
Expenses net of all reductions	.93% I	1.02%	.99%	.98%	.98%	.99% I
Net investment income (loss)	5.82% I	5.19%	4.02%	4.32%	5.04%	5.60% I
Supplemental Data
Net assets, end of period (in millions)	$113	$119	$132	$148	$144	$170
Portfolio turnover rate J	38% I	35%	54% K	62%	44% K	62% L

AFor the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.215	.386	.345	.367	.438	.191
Net realized and unrealized gain (loss)	(.312)	(.500)	(.761)	.772	(.909)	.286
Total from investment operations	(.097)	(.114)	(.416)	1.139	(.471)	.477
Distributions from net investment income	(.193)	(.366)	(.384)	(.359)	(.429)	(.207)
Total distributions	(.193)	(.366)	(.384)	(.359)	(.429)	(.207)
Net asset value, end of period	$7.14	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(1.35)%	(1.34)%	(5.03)%	14.55%	(5.64)%	5.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.94% I	1.03%	1.00%	.99%	.99%	1.01% I
Expenses net of fee waivers, if any	.93% I	1.02%	1.00%	.99%	.99%	1.01% I
Expenses net of all reductions	.93% I	1.02%	1.00%	.99%	.99%	1.01% I
Net investment income (loss)	5.82% I	5.18%	4.01%	4.31%	5.02%	5.59% I
Supplemental Data
Net assets, end of period (in millions)	$28	$29	$30	$36	$40	$50
Portfolio turnover rate J	38% I	35%	54% K	62%	44% K	62% L

AFor the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.187	.330	.281	.302	.372	.166
Net realized and unrealized gain (loss)	(.303)	(.501)	(.763)	.772	(.909)	.285
Total from investment operations	(.116)	(.171)	(.482)	1.074	(.537)	.451
Distributions from net investment income	(.164)	(.309)	(.318)	(.294)	(.363)	(.181)
Total distributions	(.164)	(.309)	(.318)	(.294)	(.363)	(.181)
Net asset value, end of period	$7.15	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return D,E,F	(1.59)%	(2.09)%	(5.75)%	13.68%	(6.35)%	5.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.71% I	1.79%	1.76%	1.75%	1.75%	1.77% I
Expenses net of fee waivers, if any	1.70% I	1.79%	1.76%	1.75%	1.75%	1.77% I
Expenses net of all reductions	1.70% I	1.79%	1.76%	1.75%	1.75%	1.77% I
Net investment income (loss)	5.04% I	4.42%	3.25%	3.55%	4.27%	4.84% I
Supplemental Data
Net assets, end of period (in millions)	$10	$12	$17	$30	$36	$52
Portfolio turnover rate J	38% I	35%	54% K	62%	44% K	62% L

AFor the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.226	.408	.371	.392	.464	.493
Net realized and unrealized gain (loss)	(.312)	(.500)	(.761)	.772	(.909)	-
Total from investment operations	(.086)	(.092)	(.390)	1.164	(.445)	.493
Distributions from net investment income	(.204)	(.388)	(.410)	(.384)	(.455)	(.493)
Total distributions	(.204)	(.388)	(.410)	(.384)	(.455)	(.493)
Net asset value, end of period	$7.14	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return C,D	(1.20)%	(1.04)%	(4.75)%	14.89%	(5.35)%	5.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.73%	.70%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.64% G	.73%	.70%	.69%	.69%	.70%
Expenses net of all reductions	.64% G	.73%	.70%	.69%	.69%	.70%
Net investment income (loss)	6.11% G	5.48%	4.31%	4.61%	5.33%	5.66%
Supplemental Data
Net assets, end of period (in millions)	$2,316	$2,567	$3,181	$4,139	$3,871	$4,392
Portfolio turnover rate H	38% G	35%	54% I	62%	44% I	62% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

JThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.221	.401	.390	.390	.458	.199
Net realized and unrealized gain (loss)	(.302)	(.499)	(.774)	.771	(.907)	.286
Total from investment operations	(.081)	(.098)	(.384)	1.161	(.449)	.485
Distributions from net investment income	(.199)	(.382)	(.416)	(.381)	(.451)	(.215)
Total distributions	(.199)	(.382)	(.416)	(.381)	(.451)	(.215)
Net asset value, end of period	$7.15	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return D,E	(1.12)%	(1.12)%	(4.68)%	14.85%	(5.40)%	5.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.78% H	.85%	.72%	.73%	.74%	.78% H
Expenses net of fee waivers, if any	.75% H	.80%	.71%	.73%	.74%	.78% H
Expenses net of all reductions	.75% H	.80%	.71%	.73%	.74%	.78% H
Net investment income (loss)	5.99% H	5.41%	4.29%	4.57%	5.28%	5.81% H
Supplemental Data
Net assets, end of period (in millions)	$55	$111	$85	$4,010	$558	$448
Portfolio turnover rate I	38% H	35%	54% J	62%	44% J	62% K

AFor the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$7.43	$7.91	$8.71	$7.93	$8.83	$8.56
Income from Investment Operations
Net investment income (loss) B,C	.228	.415	.378	.399	.464	.201
Net realized and unrealized gain (loss)	(.312)	(.502)	(.763)	.770	(.904)	.289
Total from investment operations	(.084)	(.087)	(.385)	1.169	(.440)	.490
Distributions from net investment income	(.206)	(.393)	(.415)	(.389)	(.460)	(.220)
Total distributions	(.206)	(.393)	(.415)	(.389)	(.460)	(.220)
Net asset value, end of period	$7.14	$7.43	$7.91	$8.71	$7.93	$8.83
Total Return D,E	(1.17)%	(.98)%	(4.68)%	14.96%	(5.30)%	5.83%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58% H	.66%	.64%	.63%	.63%	.64% H
Expenses net of fee waivers, if any	.57% H	.66%	.63%	.63%	.63%	.64% H
Expenses net of all reductions	.57% H	.66%	.63%	.62%	.63%	.63% H
Net investment income (loss)	6.17% H	5.54%	4.37%	4.67%	5.39%	5.85% H
Supplemental Data
Net assets, end of period (in millions)	$55	$58	$133	$250	$61	$13
Portfolio turnover rate I	38% H	35%	54% J	62%	44% J	62% K

AFor the period December 4, 2018 (commencement of sale of shares) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to  Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the nine month period ended September 30, 2023 was 9.63%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$53,209	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.3 - 6.8 / 4.5	Increase
		Market approach	Transaction price	$0.00 - $79.39 / $79.39	Increase
		Recovery value	Recovery value	$0.00	Increase
Corporate Bonds	$4,832	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,850.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	19.1%	Decrease
Bank Loan Obligations	$8,319	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5	Increase
		Indicative market price	Evaluated bid	$95.50	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	13.0% - 15.0% / 13.4%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,475
Gross unrealized depreciation	(375,567)
Net unrealized appreciation (depreciation)	$(324,092)
Tax cost	$2,869,061

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(130,281)
Long-term	(468,132)
Total capital loss carryforward	$(598,413)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Fund	Fidelity Private Credit Central Fund LLC	$12,276

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Fund	504,987	669,041
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$147	$-A
Class M	- %	.25%	35	-
Class C	.75%	.25%	57	4
			$239	$4
A Amount is less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	-A
Class CB	-A
$5
A Amount is less than five-hundred dollars.
B When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$92.16
Class M	22.16
Class C	11.19
Fidelity High Income Fund	1,413.11
Class I	80.25
Class Z	14.05
	$1,632

A Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1544%
Class M	0.1566%
Class C	0.1856%
Fidelity High Income Fund	0.1146%
Class I	0.2000%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity High Income Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity High Income Fund	0.0321%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Fund	$-A

A Amount is less than five-hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity High Income Fund	$2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity High Income Fund	$-A	$-	$-
A Amount is less than five-hundred dollars.
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until August 31, 2024. During the period, this waiver reduced the Fund's management fee by $99.

FIIOC voluntarily agreed to waive Class I transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver was discontinued effective July 1, 2023.

	Transfer Agent Fees Limitation	Waiver
Class I	.19%	$6

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	-A

A Amount is less than five-hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity High Income Fund
Distributions to shareholders
Class A	$3,070	$5,949
Class M	744	1,395
Class C	255	576
Fidelity High Income Fund	67,791	143,007
Class I	1,744	4,409
Class Z	1,599	3,468
Total	$75,203	$158,804
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity High Income Fund
Class A
Shares sold	650	1,601	$4,811	$12,031
Reinvestment of distributions	382	734	2,798	5,448
Shares redeemed	(1,337)	(2,939)	(9,822)	(21,937)
Net increase (decrease)	(305)	(604)	$(2,213)	$(4,458)
Class M
Shares sold	75	482	$557	$3,625
Reinvestment of distributions	89	165	655	1,223
Shares redeemed	(192)	(573)	(1,416)	(4,281)
Net increase (decrease)	(28)	74	$(204)	$567
Class C
Shares sold	84	199	$615	$1,483
Reinvestment of distributions	33	73	242	544
Shares redeemed	(319)	(769)	(2,342)	(5,721)
Net increase (decrease)	(202)	(497)	$(1,485)	$(3,694)
Fidelity High Income Fund
Shares sold	13,857	36,311	$101,957	$272,258
Reinvestment of distributions	7,253	15,389	53,180	114,248
Shares redeemed	(42,361)	(108,580)	(311,159)	(811,949)
Net increase (decrease)	(21,251)	(56,880)	$(156,022)	$(425,443)
Class I
Shares sold	1,334	18,269	$9,817	$137,197
Reinvestment of distributions	219	555	1,608	4,118
Shares redeemed	(8,772)	(14,626)	(64,199)	(109,771)
Net increase (decrease)	(7,219)	4,198	$(52,774)	$31,544
Class Z
Shares sold	1,054	3,793	$7,753	$27,871
Reinvestment of distributions	200	416	1,465	3,101
Shares redeemed	(1,300)	(13,283)	(9,553)	(100,535)
Net increase (decrease)	(46)	(9,074)	$(335)	$(69,563)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® High Income Fund
Class A	.93%
Actual		$ 1,000	$ 986.50	$ 4.64
Hypothetical-B		$ 1,000	$ 1,020.46	$ 4.72
Class M	.93%
Actual		$ 1,000	$ 986.50	$ 4.64
Hypothetical-B		$ 1,000	$ 1,020.46	$ 4.72
Class C	1.70%
Actual		$ 1,000	$ 984.10	$ 8.48
Hypothetical-B		$ 1,000	$ 1,016.59	$ 8.62
Fidelity® High Income Fund	.64%
Actual		$ 1,000	$ 988.00	$ 3.20
Hypothetical-B		$ 1,000	$ 1,021.92	$ 3.25
Class I **	.75%
Actual		$ 1,000	$ 988.80	$ 3.75
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81
Class Z	.57%
Actual		$ 1,000	$ 988.30	$ 2.85
Hypothetical-B		$ 1,000	$ 1,022.27	$ 2.90

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® High Income Fund
Class I	.70%
Actual		$ 3.50
Hypothetical- B		$ 3.56

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.538299.126
SPH-SANN-1223
Fidelity® Series High Income Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Southeastern Grocers, Inc.	2.2
Ford Motor Credit Co. LLC	1.7
Uniti Group LP / Uniti Group Finance, Inc.	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5
Occidental Petroleum Corp.	1.5
TransDigm, Inc.	1.3
Community Health Systems, Inc.	1.4
DISH Network Corp.	1.2
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.2
Tenet Healthcare Corp.	1.1
14.7

Market Sectors (% of Fund's net assets)

Energy	13.7
Technology	7.0
Services	6.8
Healthcare	6.5
Telecommunications	5.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 82.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	5,862,000	5,605,538
3.375% 8/15/26	13,185,000	6,757,313
		12,362,851
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	1,686,000	927,300
TOTAL CONVERTIBLE BONDS		13,290,151
Nonconvertible Bonds - 81.0%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,034,716
5.875% 12/1/27	1,230,000	1,140,740
Bombardier, Inc. 7.875% 4/15/27 (b)	3,678,000	3,538,728
BWX Technologies, Inc. 4.125% 6/30/28 (b)	3,247,000	2,857,311
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	537,355
6.875% 5/1/25	545,000	546,930
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	830,000	613,290
4.625% 3/1/28 (b)	2,375,000	1,979,010
Moog, Inc. 4.25% 12/15/27 (b)	165,000	146,893
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,013,330
5.5% 11/15/27	8,055,000	7,481,081
6.25% 3/15/26 (b)	3,980,000	3,886,309
6.75% 8/15/28 (b)	1,630,000	1,582,703
7.5% 3/15/27	1,455,000	1,453,219
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	440,000	337,116
		29,148,731
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	805,000	732,439
American Airlines, Inc. 7.25% 2/15/28 (b)	540,000	502,104
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,862,500	2,783,634
Forward Air Corp. 9.5% 10/15/31 (b)	2,490,000	2,427,750
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	408,750	403,795
Rand Parent LLC 8.5% 2/15/30 (b)	4,015,000	3,666,482
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	2,100,000	1,659,000
		12,175,204
Automotive - 0.5%
Ford Motor Co.:
6.1% 8/19/32	4,525,000	4,189,382
7.4% 11/1/46	435,000	408,391
Ford Motor Credit Co. LLC 3.625% 6/17/31	1,540,000	1,217,327
		5,815,100
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	330,000	324,827
Dana, Inc.:
4.25% 9/1/30	440,000	348,251
5.375% 11/15/27	295,000	271,400
Ford Motor Co.:
3.25% 2/12/32	1,085,000	818,279
4.75% 1/15/43	545,000	378,144
5.291% 12/8/46	215,000	156,198
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2802% 3/6/26 (c)(d)	1,540,000	1,551,838
2.3% 2/10/25	4,905,000	4,630,133
2.9% 2/10/29	2,715,000	2,222,337
3.375% 11/13/25	545,000	508,595
3.815% 11/2/27	1,640,000	1,464,932
4% 11/13/30	550,000	453,028
4.389% 1/8/26	1,090,000	1,033,213
4.95% 5/28/27	2,190,000	2,054,212
5.125% 6/16/25	545,000	530,292
6.95% 3/6/26	4,385,000	4,394,374
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	215,000	199,806
LCM Investments Holdings 8.25% 8/1/31 (b)	755,000	718,289
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	1,115,000	1,098,331
8.375% 5/1/28 (b)	1,180,000	1,176,165
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	335,000	334,110
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,310,000	1,263,202
6.875% 4/14/28 (b)	595,000	576,584
7.125% 4/14/30 (b)	595,000	575,962
		27,082,502
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	110,000	105,079
6.7% 2/14/33	2,170,000	1,824,016
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	970,000	826,575
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	435,000	319,725
UniCredit SpA:
5.861% 6/19/32 (b)(c)	552,000	496,610
7.296% 4/2/34 (b)(c)	1,403,000	1,301,919
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	435,000	290,098
7.875% 5/1/27 (b)	435,000	334,950
Western Alliance Bancorp. 3% 6/15/31 (c)	715,000	546,260
		6,045,232
Broadcasting - 1.5%
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	3,050,000	2,970,639
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	9,005,000	92,752
DISH Network Corp. 11.75% 11/15/27 (b)	2,760,000	2,733,946
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	1,110,000	602,619
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	2,505,000	2,130,333
4.125% 7/1/30 (b)	2,200,000	1,746,833
5.5% 7/1/29 (b)	660,000	584,809
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,634,438
5% 9/15/29	725,000	607,188
Univision Communications, Inc.:
4.5% 5/1/29 (b)	2,170,000	1,724,963
6.625% 6/1/27 (b)	3,080,000	2,813,262
		17,641,782
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	824,000	768,380
6.375% 6/15/30 (b)	490,000	462,643
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	815,000	770,583
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,325,000	1,265,174
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	2,210,000	1,758,844
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	1,335,000	1,164,579
6% 12/1/29 (b)	1,230,000	1,023,975
		7,214,178
Cable/Satellite TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	3,680,000	2,863,768
4.25% 1/15/34 (b)	2,145,000	1,549,339
4.5% 8/15/30 (b)	675,000	541,239
4.5% 5/1/32	5,635,000	4,313,574
4.75% 3/1/30 (b)	4,755,000	3,922,508
4.75% 2/1/32 (b)	3,090,000	2,411,930
5% 2/1/28 (b)	1,495,000	1,342,416
5.375% 6/1/29 (b)	1,705,000	1,492,352
CSC Holdings LLC:
4.125% 12/1/30 (b)	2,050,000	1,373,422
4.5% 11/15/31 (b)	555,000	366,552
4.625% 12/1/30 (b)	5,335,000	2,705,495
5.375% 2/1/28 (b)	3,840,000	3,057,928
5.75% 1/15/30 (b)	3,435,000	1,797,088
7.5% 4/1/28 (b)	1,530,000	980,620
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	535,000	468,786
DISH DBS Corp. 5.75% 12/1/28 (b)	2,740,000	1,989,925
Dolya Holdco 18 DAC 5% 7/15/28 (b)	1,505,000	1,278,184
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	1,630,000	1,246,362
6.5% 9/15/28 (b)	1,465,000	725,175
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	892,500
Ziggo BV 4.875% 1/15/30 (b)	1,455,000	1,162,125
		36,481,288
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,905,000	1,628,775
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,640,000	1,613,112
6.05% 4/15/28 (b)	1,090,000	1,042,686
6.3% 2/15/30 (b)	1,090,000	1,025,674
Vertical Holdco GmbH 7.625% 7/15/28 (b)	1,645,000	1,483,854
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,865,000	4,429,326
		11,223,427
Chemicals - 3.7%
CVR Partners LP 6.125% 6/15/28 (b)	1,807,000	1,594,678
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,044,000	888,291
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	1,645,000	1,192,625
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,360,000	1,230,190
LSB Industries, Inc. 6.25% 10/15/28 (b)	880,000	780,658
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,465,630
5.65% 12/1/44	3,722,000	2,735,086
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,900,000	1,404,847
4.875% 6/1/24 (b)	1,290,000	1,267,714
5% 5/1/25 (b)	940,000	887,794
5.25% 6/1/27 (b)	1,935,000	1,634,426
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,575,000	2,233,786
Olin Corp. 5% 2/1/30	1,110,000	958,772
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,030,000	1,619,818
6.25% 10/1/29 (b)	2,255,000	1,691,250
9.75% 11/15/28 (b)	2,225,000	2,173,160
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	3,750,000	3,237,664
6.625% 5/1/29 (b)	1,815,000	1,521,380
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,550,000	1,374,890
The Chemours Co. LLC:
4.625% 11/15/29 (b)	790,000	610,179
5.375% 5/15/27	2,604,000	2,352,494
5.75% 11/15/28 (b)	2,625,000	2,220,093
Tronox, Inc. 4.625% 3/15/29 (b)	3,860,000	3,040,648
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	3,750,000	2,906,250
7.375% 3/1/31 (b)	440,000	407,559
		43,429,882
Consumer Products - 0.6%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	295,000	276,114
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,850,000	1,762,535
Kohl's Corp. 4.25% 7/17/25	150,000	140,097
Mattel, Inc.:
3.375% 4/1/26 (b)	1,750,000	1,616,426
5.45% 11/1/41	435,000	339,327
Newell Brands, Inc.:
4.7% 4/1/26	545,000	514,563
6.375% 9/15/27	545,000	510,400
6.5% 4/1/46 (f)	435,000	305,476
6.625% 9/15/29	605,000	556,573
The Scotts Miracle-Gro Co.:
4% 4/1/31	215,000	159,940
4.375% 2/1/32	330,000	241,857
TKC Holdings, Inc. 10.5% 5/15/29 (b)	780,000	623,808
		7,047,116
Containers - 1.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	1,940,000	1,129,771
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	2,345,000	1,703,902
5.25% 8/15/27 (b)	2,775,000	2,016,344
Ball Corp.:
2.875% 8/15/30	545,000	425,188
4.875% 3/15/26	1,635,000	1,570,161
6% 6/15/29	710,000	679,133
Berry Global, Inc. 4.875% 7/15/26 (b)	875,000	834,916
BWAY Holding Co.:
7.875% 8/15/26 (b)	1,630,000	1,526,689
9.25% 4/15/27 (b)	1,335,000	1,111,800
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	545,000	417,544
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	610,000	498,760
LABL, Inc.:
5.875% 11/1/28 (b)	330,000	279,261
6.75% 7/15/26 (b)	220,000	202,226
9.5% 11/1/28 (b)	220,000	212,622
10.5% 7/15/27 (b)	1,295,000	1,121,077
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	555,000	507,825
Sealed Air Corp. 5% 4/15/29 (b)	3,300,000	2,926,554
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	655,000	623,442
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	494,000	447,800
8.5% 8/15/27 (b)	810,000	675,776
		18,910,791
Diversified Financial Services - 3.3%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,090,000	1,069,372
Coinbase Global, Inc. 3.375% 10/1/28 (b)	900,000	660,819
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	4,830,000	4,594,538
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,115,000	1,106,102
8% 6/15/28 (b)	1,675,000	1,652,245
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	1,525,000	1,505,709
Hightower Holding LLC 6.75% 4/15/29 (b)	1,675,000	1,428,683
HTA Group Ltd. 7% 12/18/25 (b)	3,830,000	3,688,941
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,511,273
5.25% 5/15/27	3,780,000	3,236,625
6.25% 5/15/26	4,515,000	4,126,866
6.375% 12/15/25	1,225,000	1,152,510
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	390,000	311,254
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	1,415,000	1,137,663
LPL Holdings, Inc. 4.375% 5/15/31 (b)	545,000	456,454
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	2,758,925
3.875% 9/15/28	4,040,000	3,194,160
6.875% 3/15/25	220,000	217,051
7.125% 3/15/26	3,970,000	3,855,509
		39,664,699
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	2,875,000	2,343,125
Cmg Media Corp. 8.875% 12/15/27 (b)	5,100,000	3,939,750
		6,282,875
Energy - 11.9%
Altus Midstream LP 5.875% 6/15/30 (b)	1,535,000	1,408,439
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	545,000	520,896
7.875% 5/15/26 (b)	545,000	548,844
Apache Corp.:
4.25% 1/15/30	775,000	674,800
5.1% 9/1/40	980,000	761,509
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	2,540,000	2,193,470
California Resources Corp. 7.125% 2/1/26 (b)	765,000	767,869
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	960,000	896,038
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	1,573,000	1,462,890
7% 1/15/32 (b)	1,275,000	1,235,976
7.75% 2/15/26 (b)	860,000	859,228
CGG SA 8.75% 4/1/27 (b)	1,310,000	1,156,219
Cheniere Energy Partners LP:
3.25% 1/31/32	2,190,000	1,698,209
4% 3/1/31	1,085,000	908,542
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,380,000	2,338,247
8.375% 1/15/29 (b)	1,230,000	1,218,145
CNX Resources Corp. 7.375% 1/15/31 (b)	625,000	597,173
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,410,000	1,205,564
6.75% 3/1/29 (b)	1,535,000	1,396,884
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	9,034,000	8,689,624
5.75% 4/1/25	2,285,000	2,256,438
7.375% 2/1/31 (b)	1,090,000	1,098,731
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	1,855,000	1,749,636
5.625% 10/15/25 (b)	230,000	226,222
CVR Energy, Inc.:
5.25% 2/15/25 (b)	3,735,000	3,663,923
5.75% 2/15/28 (b)	2,890,000	2,596,549
Delek Logistics Partners LP 7.125% 6/1/28 (b)	3,165,000	2,880,150
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,140,000	980,182
4.375% 6/15/31 (b)	545,000	452,601
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,020,000	978,476
EnLink Midstream LLC:
5.625% 1/15/28 (b)	665,000	627,045
6.5% 9/1/30 (b)	1,020,000	979,067
EnLink Midstream Partners LP 4.85% 7/15/26	985,000	925,917
EQM Midstream Partners LP:
4% 8/1/24	1,005,000	976,994
4.75% 1/15/31 (b)	445,000	374,691
6% 7/1/25 (b)	140,000	136,911
6.5% 7/1/27 (b)	437,000	424,766
6.5% 7/15/48	220,000	186,025
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	835,000	736,931
Harvest Midstream I LP 7.5% 9/1/28 (b)	1,110,000	1,051,784
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,115,000	954,079
5.125% 6/15/28 (b)	3,025,000	2,793,157
5.5% 10/15/30 (b)	545,000	494,754
5.625% 2/15/26 (b)	2,610,000	2,527,626
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	2,280,000	2,110,562
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	1,170,000	1,176,233
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	3,297,992	3,384,729
Mesquite Energy, Inc. 7.25% (b)(e)(h)	10,580,000	1
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	5,850,000	5,239,826
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	1,725,000	1,683,912
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,730,000	1,708,427
8.75% 6/15/31 (b)	555,000	552,196
Occidental Petroleum Corp.:
4.2% 3/15/48	545,000	367,346
4.4% 4/15/46	1,630,000	1,162,793
4.4% 8/15/49	760,000	496,956
4.5% 7/15/44	1,335,000	927,705
5.5% 12/1/25	2,335,000	2,304,601
5.55% 3/15/26	325,000	320,635
5.875% 9/1/25	1,656,000	1,650,254
6.125% 1/1/31	1,895,000	1,853,234
6.625% 9/1/30	3,190,000	3,199,749
7.5% 5/1/31	2,575,000	2,700,119
7.875% 9/15/31	635,000	679,863
7.95% 6/15/39	270,000	288,630
8.875% 7/15/30	2,170,000	2,409,698
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	2,660,000	2,578,365
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	145,000	121,895
4.95% 7/15/29 (b)	1,480,000	1,304,366
6.875% 4/15/40 (b)	655,000	545,165
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	925,000	925,296
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,285,000	2,253,924
SM Energy Co. 5.625% 6/1/25	1,200,000	1,168,072
Southwestern Energy Co. 4.75% 2/1/32	1,640,000	1,410,379
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	198,975
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	880,000	712,826
11.75% 10/1/28 (b)	1,210,000	1,032,166
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,670,000	1,446,608
5.875% 3/15/28	875,000	827,743
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	1,155,000	985,134
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,125,000	2,737,658
6% 12/31/30 (b)	6,055,000	5,097,301
6% 9/1/31 (b)	3,695,000	3,109,232
7.5% 10/1/25 (b)	3,970,000	3,911,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,085,000	956,463
Teine Energy Ltd. 6.875% 4/15/29 (b)	295,000	273,244
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	757,500	742,350
Transocean, Inc.:
7.5% 1/15/26 (b)	845,000	809,392
8% 2/1/27 (b)	2,050,000	1,924,212
8.75% 2/15/30 (b)	1,344,250	1,340,284
Valaris Ltd. 8.375% 4/30/30 (b)	2,135,000	2,094,969
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,155,000	1,793,344
4.125% 8/15/31 (b)	1,680,000	1,350,731
6.25% 1/15/30 (b)	1,445,000	1,363,152
Western Gas Partners LP:
3.1% 2/1/25	1,950,000	1,873,458
3.95% 6/1/25	540,000	519,328
5.25% 2/1/50	1,085,000	801,772
5.3% 3/1/48	540,000	403,672
5.5% 8/15/48	325,000	246,422
		141,687,637
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	515,000	489,488
Covanta Holding Corp. 4.875% 12/1/29 (b)	1,650,000	1,287,000
Darling Ingredients, Inc. 6% 6/15/30 (b)	910,000	853,762
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,090,000	1,030,892
5.125% 12/15/26 (b)	1,090,000	1,034,289
Madison IAQ LLC:
4.125% 6/30/28 (b)	2,375,000	1,984,266
5.875% 6/30/29 (b)	2,280,000	1,766,168
Stericycle, Inc.:
3.875% 1/15/29 (b)	3,330,000	2,829,341
5.375% 7/15/24 (b)	575,000	567,703
		11,842,909
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	295,000	272,488
3.5% 3/15/29 (b)	2,690,000	2,293,497
4.875% 2/15/30 (b)	1,855,000	1,656,173
BellRing Brands, Inc. 7% 3/15/30 (b)	435,000	422,494
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	4,325,000	1,700,698
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	785,000	630,647
Parkland Corp. 4.625% 5/1/30 (b)	3,475,000	2,962,438
		9,938,435
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5% 12/15/28 (b)	2,380,000	1,841,525
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	435,000	376,089
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	3,660,000	3,104,861
4.375% 1/31/32 (b)	545,000	450,915
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	2,690,000	2,269,756
5.5% 10/15/27 (b)	1,505,000	1,407,287
Pilgrim's Pride Corp.:
3.5% 3/1/32	545,000	415,181
4.25% 4/15/31	640,000	527,154
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,290,000	1,080,231
5.5% 12/15/29 (b)	3,980,000	3,549,419
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	2,685,000	2,265,361
TreeHouse Foods, Inc. 4% 9/1/28	860,000	699,122
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	7,460,000	6,148,419
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	820,000	700,203
4.75% 2/15/29 (b)	2,180,000	1,923,103
7.25% 1/15/32 (b)	1,225,000	1,202,506
United Natural Foods, Inc. 6.75% 10/15/28 (b)	215,000	169,179
		28,130,311
Gaming - 2.3%
Affinity Gaming LLC 6.875% 12/15/27 (b)	3,630,000	2,958,762
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	2,675,000	2,631,899
7% 2/15/30 (b)	1,305,000	1,259,446
8.125% 7/1/27 (b)	2,509,000	2,486,103
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,205,000	2,169,761
Carnival Corp. 10.5% 6/1/30 (b)	1,985,000	2,014,027
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	3,965,000	3,542,350
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	2,730,000	2,294,101
6.75% 1/15/30 (b)	2,125,000	1,688,846
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	1,515,000	1,515,002
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	975,000	828,750
Ontario Gaming GTA LP 8% 8/1/30 (b)	660,000	645,175
Station Casinos LLC 4.5% 2/15/28 (b)	1,665,000	1,437,937
Transocean, Inc. 7.25% 11/1/25 (b)	545,000	531,795
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,085,000	895,071
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	545,000	507,516
		27,406,541
Healthcare - 6.2%
1375209 BC Ltd. 9% 1/30/28 (b)	1,306,000	1,266,018
180 Medical, Inc. 3.875% 10/15/29 (b)	1,055,000	876,470
Amgen, Inc. 5.6% 3/2/43	1,195,000	1,065,839
AMN Healthcare 4% 4/15/29 (b)	680,000	563,163
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,345,000	1,125,679
4.625% 7/15/28 (b)	885,000	787,747
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)	2,740,000	2,363,250
Cano Health, Inc. 6.25% 10/1/28 (b)	550,000	220,000
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,320,000	1,034,550
Centene Corp. 2.5% 3/1/31	1,470,000	1,113,466
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,150,000	970,681
4% 3/15/31 (b)	975,000	795,790
4.25% 5/1/28 (b)	472,000	419,391
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	4,055,000	2,717,844
5.25% 5/15/30 (b)	7,690,000	5,461,084
5.625% 3/15/27 (b)	4,905,000	3,984,987
6% 1/15/29 (b)	2,290,000	1,734,675
6.125% 4/1/30 (b)	2,340,000	906,750
6.875% 4/15/29 (b)	1,490,000	615,236
8% 3/15/26 (b)	1,075,000	982,610
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	2,070,000	1,739,080
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	855,000	614,579
4.625% 6/1/30 (b)	4,560,000	3,573,718
Embecta Corp. 5% 2/15/30 (b)	860,000	682,900
Grifols SA 4.75% 10/15/28 (b)	1,365,000	1,143,188
HCA Holdings, Inc. 5.5% 6/15/47	1,085,000	874,027
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,865,000	1,597,558
Hologic, Inc. 3.25% 2/15/29 (b)	840,000	705,196
Humana, Inc. 5.875% 3/1/33	1,085,000	1,051,957
IQVIA, Inc. 6.5% 5/15/30 (b)	1,110,000	1,076,700
Jazz Securities DAC 4.375% 1/15/29 (b)	1,850,000	1,608,887
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	785,000	572,100
Modivcare, Inc. 5.875% 11/15/25 (b)	1,490,000	1,408,050
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	1,465,000	1,194,883
Mozart Borrower LP 3.875% 4/1/29 (b)	545,000	460,179
Option Care Health, Inc. 4.375% 10/31/29 (b)	255,000	213,117
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,935,000	3,398,896
5.125% 4/30/31 (b)	1,050,000	819,963
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,010,000	810,364
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	2,895,000	2,496,764
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	1,540,000	1,097,250
Teleflex, Inc. 4.25% 6/1/28 (b)	930,000	820,726
Tenet Healthcare Corp.:
4.25% 6/1/29	2,790,000	2,387,604
4.375% 1/15/30	1,990,000	1,683,356
4.625% 6/15/28	2,545,000	2,264,154
6.125% 10/1/28	3,035,000	2,814,963
6.125% 6/15/30	2,820,000	2,610,420
6.25% 2/1/27	2,741,000	2,628,473
6.75% 5/15/31 (b)	390,000	370,357
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,310,000	1,153,357
7.875% 9/15/29	330,000	325,404
8.125% 9/15/31	330,000	326,724
		73,530,124
Homebuilders/Real Estate - 3.4%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	874,400	719,741
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	985,000	797,043
Greystar Real Estate Partners 7.75% 9/1/30 (b)	555,000	545,288
Howard Hughes Corp.:
4.125% 2/1/29 (b)	945,000	758,363
4.375% 2/1/31 (b)	775,000	589,927
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,605,000	1,171,650
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,035,000	3,053,193
4.625% 8/1/29	2,850,000	1,973,144
5% 10/15/27	9,335,000	7,207,855
5.25% 8/1/26	1,085,000	934,199
Railworks Holdings LP 8.25% 11/15/28 (b)	1,990,000	1,892,550
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	32,000	20,080
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	25,000	15,566
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	395,000	331,959
TopBuild Corp. 4.125% 2/15/32 (b)	1,185,000	937,454
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	30,000	29,699
TRI Pointe Homes, Inc. 5.7% 6/15/28	220,000	195,877
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	6,395,000	5,168,264
6.5% 2/15/29 (b)	18,671,000	12,125,089
10.5% 2/15/28 (b)	2,175,000	2,094,425
		40,561,366
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,715,000	3,727,082
3.75% 5/1/29 (b)	495,000	426,094
4% 5/1/31 (b)	2,420,000	2,004,162
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,785,000	1,575,352
		7,732,690
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	435,000	356,687
7% 11/15/25 (b)	215,000	208,450
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (b)	3,740,000	3,288,058
5.875% 11/1/29 (b)	1,365,000	1,133,275
6.75% 10/15/27 (b)	6,945,000	6,342,591
6.75% 4/15/28 (b)	540,000	513,133
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,660,000	1,421,030
AssuredPartners, Inc. 5.625% 1/15/29 (b)	1,355,000	1,149,488
HUB International Ltd.:
7% 5/1/26 (b)	765,000	744,660
7.25% 6/15/30 (b)	3,595,000	3,506,779
		18,664,151
Leisure - 2.6%
Carnival Corp.:
5.75% 3/1/27 (b)	3,414,000	3,054,723
6% 5/1/29 (b)	2,235,000	1,888,405
6.65% 1/15/28	300,000	252,570
7% 8/15/29 (b)	2,465,000	2,417,032
7.625% 3/1/26 (b)	4,415,000	4,293,114
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	315,000	266,931
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	1,705,000	1,321,375
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	890,000	798,775
7.75% 2/15/29 (b)	3,300,000	2,880,206
NCL Finance Ltd. 6.125% 3/15/28 (b)	640,000	535,192
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	4,110,000	3,780,387
5.375% 7/15/27 (b)	1,535,000	1,414,619
5.5% 8/31/26 (b)	3,160,000	2,982,029
5.5% 4/1/28 (b)	2,745,000	2,503,482
7.25% 1/15/30 (b)	540,000	532,696
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,195,000	1,174,088
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	630,000	558,338
Voc Escrow Ltd. 5% 2/15/28 (b)	865,000	777,136
		31,431,098
Metals/Mining - 1.5%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	740,000	730,750
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (b)	215,000	177,336
Constellium NV 5.875% 2/15/26 (b)	797,000	763,917
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,005,000	858,019
ERO Copper Corp. 6.5% 2/15/30 (b)	5,665,000	4,805,563
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	3,115,000	2,624,388
8.625% 6/1/31 (b)	1,180,000	996,040
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	545,000	439,302
4.5% 9/15/27 (b)	630,000	567,258
Howmet Aerospace, Inc. 5.95% 2/1/37	435,000	397,376
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	860,000	800,414
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	1,400,000	1,346,184
9.25% 10/1/28 (b)	1,105,000	1,105,000
Novelis Corp.:
3.25% 11/15/26 (b)	330,000	293,747
3.875% 8/15/31 (b)	545,000	425,645
PMHC II, Inc. 9% 2/15/30 (b)	2,130,000	1,695,254
		18,026,193
Paper - 0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	2,840,000	2,130,197
6% 6/15/27 (b)	1,985,000	1,875,817
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	3,325,000	3,020,421
8.75% 4/15/30 (b)	2,330,000	1,857,196
Mercer International, Inc. 5.125% 2/1/29	710,000	556,731
SPA Holdings 3 OY 4.875% 2/4/28 (b)	2,205,000	1,798,883
		11,239,245
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	1,685,000	1,455,082
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	1,045,000	841,225
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	930,000	830,302
4% 10/15/30 (b)	5,530,000	4,529,193
5.75% 4/15/25 (b)	425,000	421,528
Garden SpinCo Corp. 8.625% 7/20/30 (b)	550,000	567,474
Yum! Brands, Inc.:
3.625% 3/15/31	545,000	442,564
4.625% 1/31/32	3,225,000	2,748,109
5.375% 4/1/32	435,000	391,026
		9,930,196
Services - 5.6%
AECOM 5.125% 3/15/27	730,000	689,194
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,040,000	1,473,900
9.75% 7/15/27 (b)	1,455,000	1,263,851
APX Group, Inc.:
5.75% 7/15/29 (b)	1,390,000	1,155,596
6.75% 2/15/27 (b)	1,280,000	1,235,725
Aramark Services, Inc. 5% 2/1/28 (b)	1,560,000	1,430,752
ASGN, Inc. 4.625% 5/15/28 (b)	1,025,000	907,622
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	2,190,000	1,784,198
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,975,000	3,551,981
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	5,400,000	5,359,500
CoreCivic, Inc.:
4.75% 10/15/27	3,661,000	3,180,494
8.25% 4/15/26	940,000	951,683
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,535,000	1,216,488
Fair Isaac Corp. 4% 6/15/28 (b)	1,535,000	1,366,899
Gartner, Inc.:
3.625% 6/15/29 (b)	345,000	291,338
3.75% 10/1/30 (b)	555,000	459,368
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	7,291,000	6,981,133
Iron Mountain, Inc. 4.5% 2/15/31 (b)	545,000	445,801
Korn Ferry 4.625% 12/15/27 (b)	400,000	363,828
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	1,565,000	1,492,534
Life Time, Inc. 8% 4/15/26 (b)	1,655,000	1,613,625
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,925,000	2,581,455
PowerTeam Services LLC 9.033% 12/4/25 (b)	2,760,000	2,484,000
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,090,000	1,057,418
Service Corp. International:
4% 5/15/31	945,000	764,892
5.125% 6/1/29	597,000	546,255
Sotheby's 7.375% 10/15/27 (b)	1,270,000	1,134,218
The GEO Group, Inc.:
9.5% 12/31/28 (b)	2,110,000	2,030,875
10.5% 6/30/28	355,000	354,113
TriNet Group, Inc. 3.5% 3/1/29 (b)	3,950,000	3,261,692
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	6,630,000	5,847,227
7.5% 5/15/25 (b)	2,835,000	2,838,519
8% 11/1/26 (b)	3,275,000	3,298,095
United Rentals North America, Inc. 6% 12/15/29 (b)	545,000	523,640
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,762,000	2,554,850
		66,492,759
Steel - 0.2%
Commercial Metals Co.:
3.875% 2/15/31	655,000	530,953
4.125% 1/15/30	1,140,000	962,117
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	1,475,000	1,250,815
		2,743,885
Super Retail - 1.9%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	604,109
Carvana Co.:
4.875% 9/1/29 (b)	1,855,000	1,044,188
5.5% 4/15/27 (b)	1,025,000	679,617
5.875% 10/1/28 (b)	507,000	293,933
9% 12/1/28 pay-in-kind (b)(c)	575,000	427,888
9% 6/1/30 pay-in-kind (b)(c)	864,000	639,360
9% 6/1/31 pay-in-kind (b)(c)	1,021,000	760,645
10.25% 5/1/30 (b)	150,000	111,750
EG Global Finance PLC:
6.75% 2/7/25 (b)	2,970,000	2,938,518
8.5% 10/30/25 (b)	4,887,000	4,807,586
Hanesbrands, Inc. 4.875% 5/15/26 (b)	295,000	271,050
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,315,000	1,828,850
Levi Strauss & Co. 3.5% 3/1/31 (b)	700,000	544,994
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	1,425,000	1,032,498
7.875% 5/1/29 (b)	1,100,000	613,250
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,194,105
4.375% 4/1/30	1,090,000	846,074
Sally Holdings LLC 5.625% 12/1/25	1,200,000	1,159,993
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,250,000	2,423,191
		22,221,599
Technology - 6.2%
Acuris Finance U.S. 5% 5/1/28 (b)	4,495,000	3,539,813
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	760,000	621,107
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,485,000	3,101,650
Block, Inc.:
2.75% 6/1/26	545,000	489,062
3.5% 6/1/31	3,117,000	2,405,559
Broadcom, Inc.:
2.45% 2/15/31 (b)	2,035,000	1,561,693
2.6% 2/15/33 (b)	1,570,000	1,139,104
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	710,000	609,608
4.875% 7/1/29 (b)	720,000	607,237
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	2,710,000	2,379,238
9% 9/30/29 (b)	5,045,000	4,296,246
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	2,415,000	2,385,374
Coherent Corp. 5% 12/15/29 (b)	2,885,000	2,448,124
CommScope, Inc.:
4.75% 9/1/29 (b)	1,415,000	965,738
6% 3/1/26 (b)	1,260,000	1,058,375
Elastic NV 4.125% 7/15/29 (b)	1,715,000	1,445,341
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	3,475,000	3,112,016
5.95% 6/15/30 (b)	3,270,000	2,991,536
Entegris, Inc. 3.625% 5/1/29 (b)	990,000	827,932
Gartner, Inc. 4.5% 7/1/28 (b)	2,505,000	2,253,795
Gen Digital, Inc.:
5% 4/15/25 (b)	1,090,000	1,055,273
7.125% 9/30/30 (b)	545,000	530,204
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,070,000	1,737,663
5.25% 12/1/27 (b)	625,000	585,708
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,090,000	976,082
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	4,095,000	3,398,850
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	325,000	249,438
4.125% 8/1/30 (b)	695,000	564,708
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,355,000	3,036,275
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,875,000	1,610,775
Open Text Corp.:
3.875% 2/15/28 (b)	1,310,000	1,138,488
3.875% 12/1/29 (b)	1,655,000	1,353,427
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,840,000	1,524,622
4.125% 12/1/31 (b)	875,000	687,329
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	2,710,000	1,187,893
5.375% 12/1/28 (b)	3,360,000	982,533
Roblox Corp. 3.875% 5/1/30 (b)	3,450,000	2,799,365
Seagate HDD Cayman:
5.75% 12/1/34	1,210,000	1,024,082
8.25% 12/15/29 (b)	555,000	564,006
8.5% 7/15/31 (b)	670,000	681,767
Sensata Technologies BV:
4% 4/15/29 (b)	3,430,000	2,917,349
5% 10/1/25 (b)	215,000	209,038
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	545,000	436,189
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	440,000	412,840
TTM Technologies, Inc. 4% 3/1/29 (b)	4,905,000	4,022,051
VM Consolidated, Inc. 5.5% 4/15/29 (b)	2,020,000	1,788,851
		73,713,354
Telecommunications - 4.7%
Altice Financing SA:
5% 1/15/28 (b)	1,570,000	1,276,829
5.75% 8/15/29 (b)	6,145,000	4,751,833
Altice France Holding SA 6% 2/15/28 (b)	2,945,000	1,291,547
Altice France SA:
5.125% 1/15/29 (b)	2,620,000	1,808,598
5.5% 1/15/28 (b)	4,455,000	3,310,215
5.5% 10/15/29 (b)	20,000	13,758
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	6,814,000	5,824,607
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	765,000	622,300
5.625% 9/15/28 (b)	605,000	452,714
Consolidated Communications, Inc. 5% 10/1/28 (b)	930,000	700,578
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	430,000	371,258
5.875% 10/15/27 (b)	1,685,000	1,536,161
5.875% 11/1/29	2,485,000	1,867,771
8.75% 5/15/30 (b)	1,675,000	1,595,860
IHS Netherlands Holdco BV 8% 9/18/27 (b)	680,000	554,710
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,100,000	2,721,896
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,010,000	786,803
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	565,000	288,543
4.25% 7/1/28 (b)	2,100,000	1,187,493
10.5% 5/15/30 (b)	2,909,000	2,911,279
Millicom International Cellular SA:
4.5% 4/27/31 (b)	3,880,000	2,891,764
5.125% 1/15/28 (b)	211,500	181,361
Sable International Finance Ltd. 5.75% 9/7/27 (b)	748,000	669,565
SBA Communications Corp. 3.125% 2/1/29	550,000	454,742
Telecom Italia Capital SA:
6% 9/30/34	3,032,000	2,493,422
7.2% 7/18/36	1,449,000	1,252,933
7.721% 6/4/38	400,000	353,104
Uniti Group, Inc. 6% 1/15/30 (b)	5,630,000	3,413,375
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,980,000	2,457,189
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	3,745,000	2,945,510
Windstream Escrow LLC 7.75% 8/15/28 (b)	2,745,000	2,176,749
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	2,600,000	1,956,871
6.125% 3/1/28 (b)	1,755,000	1,162,597
		56,283,935
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	720,000	547,170
Foot Locker, Inc. 4% 10/1/29 (b)	715,000	525,546
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	580,000	477,405
Victoria's Secret & Co. 4.625% 7/15/29 (b)	810,000	595,469
		2,145,590
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,690,000	1,657,079
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,020,000	833,850
Seaspan Corp. 5.5% 8/1/29 (b)	4,095,000	3,141,520
XPO, Inc.:
6.25% 6/1/28 (b)	335,000	320,950
7.125% 6/1/31 (b)	550,000	535,835
		6,489,234
Utilities - 2.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	2,580,000	2,011,751
3.75% 1/15/32 (b)	280,000	212,089
DPL, Inc.:
4.125% 7/1/25	1,370,000	1,289,235
4.35% 4/15/29	185,000	150,895
EnLink Midstream Partners LP 4.15% 6/1/25	545,000	524,189
FirstEnergy Corp. 3.4% 3/1/50	2,175,000	1,315,348
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,927,000	2,758,873
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,360,000	1,920,797
3.625% 2/15/31 (b)	790,000	596,163
5.25% 6/15/29 (b)	2,565,000	2,262,998
PG&E Corp.:
5% 7/1/28	4,420,000	4,004,278
5.25% 7/1/30	5,970,000	5,229,129
Pike Corp. 5.5% 9/1/28 (b)	4,027,000	3,443,890
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,849,000	2,606,226
5.5% 9/1/26 (b)	1,130,000	1,075,051
5.625% 2/15/27 (b)	1,965,000	1,849,091
7.75% 10/15/31 (b)	1,220,000	1,177,568
		32,427,571
TOTAL NONCONVERTIBLE BONDS		963,097,937
TOTAL CORPORATE BONDS (Cost $1,129,416,831)		976,388,088

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2495% 6/15/38 (b)(c)(d)	887,555	839,425
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1165% 11/15/38 (b)(c)(d)	1,198,000	1,137,962
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1485% 7/15/38 (b)(c)(d)	508,727	493,425
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	772,000	680,121
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6495% 7/15/38 (b)(c)(d)	1,791,000	1,696,724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,899,974)		4,847,657

Common Stocks - 3.9%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	12,300	1,072,560
Capital Goods - 0.1%
Regal Rexnord Corp.	9,000	1,065,690
Energy - 1.2%
California Resources Corp. warrants 10/27/24 (i)	2,871	51,219
Mesquite Energy, Inc. (h)(i)	149,356	11,857,395
New Fortress Energy, Inc.	70,300	2,130,090
TOTAL ENERGY		14,038,704
Food & Drug Retail - 2.2%
Southeastern Grocers, Inc. (g)(h)(i)	963,443	25,752,814
Healthcare - 0.1%
Centene Corp. (i)	27,200	1,876,256
Metals/Mining - 0.0%
Elah Holdings, Inc. (i)	333	15,984
Technology - 0.1%
Coherent Corp. (i)	34,300	1,015,280
Telecommunications - 0.1%
GTT Communications, Inc. (h)	40,978	1,166,644
TOTAL COMMON STOCKS (Cost $18,436,326)		46,003,932

Bank Loan Obligations - 5.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4146% 8/24/26 (c)(d)(j)	1,960,555	736,443
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(j)	4,452,028	47,325
TOTAL BROADCASTING		783,768
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (c)(d)(j)	2,270,828	1,797,746
Chemicals - 0.2%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (c)(d)(j)	1,905,600	1,766,415
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(j)	1,696,021	1,672,345
Energy - 0.3%
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4763% 2/7/28 (c)(d)(j)	1,411,044	1,342,256
Tranche BB 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(j)	667,028	665,360
CME Term SOFR 3 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(j)	406,819	405,293
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (c)(d)(h)(j)	947,080	904,461
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(j)	2,735,146	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(j)	1,217,000	0
TOTAL ENERGY		3,317,370
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.53% 11/23/27 (c)(d)(j)	2,385,112	1,373,133
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 1/8/27 (c)(d)(j)	127,367	125,510
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (c)(d)(j)	793,878	757,494
TOTAL HEALTHCARE		2,256,137
Homebuilders/Real Estate - 0.0%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(d)(h)(j)	502,258	485,332
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8347% 11/6/27 (c)(d)(j)	195,775	195,021
Leisure - 0.7%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4531% 7/21/28 (c)(d)(j)	5,734,611	5,671,875
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (c)(d)(j)	2,358,464	2,283,299
TOTAL LEISURE		7,955,174
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5991% 4/13/29 (c)(d)(j)	347,114	335,284
Services - 1.2%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4241% 12/21/28 (c)(d)(j)	640,782	639,180
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(j)(k)	122,778	122,471
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (c)(d)(j)	225,000	189,187
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (c)(d)(j)	2,230,275	2,070,677
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(j)	635,000	611,188
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/2/28 (c)(d)(j)	2,500,861	2,270,431
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(j)	3,268,662	3,213,095
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (c)(d)(j)	2,706,400	2,359,656
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (c)(d)(j)	3,334,351	2,842,534
TOTAL SERVICES		14,318,419
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (c)(d)(j)	2,757,789	2,733,079
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (c)(d)(j)	5,424,720	5,153,484
TOTAL SUPER RETAIL		7,886,563
Technology - 0.7%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (c)(d)(j)	1,583,475	1,531,727
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(j)	76,338	75,040
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9241% 10/7/27 (c)(d)(j)	620,253	611,725
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (c)(d)(j)	2,469,265	2,454,103
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (c)(d)(j)	3,330,000	3,322,508
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 8/27/25 (c)(d)(j)	819,087	817,891
TOTAL TECHNOLOGY		8,812,994
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (c)(d)(j)	1,724,924	1,017,705
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4269% 12/30/27 (c)(d)(j)	2,147,119	1,846,523
TOTAL TELECOMMUNICATIONS		2,864,228
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6886% 4/16/28 (c)(d)(j)	733,125	717,854
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 6/23/25 (c)(d)(j)	3,920,049	3,910,249
TOTAL BANK LOAN OBLIGATIONS (Cost $67,814,841)		59,074,899

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	1,225,000	1,154,053
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(l)	1,820,000	1,199,490
4.7% (c)(l)	1,785,000	1,059,882
Bank of America Corp. 5.875% (c)(l)	2,195,000	1,906,546
JPMorgan Chase & Co.:
4.6% (c)(l)	1,580,000	1,490,198
6.1% (c)(l)	2,190,000	2,171,110
Wells Fargo & Co.:
5.9% (c)(l)	1,205,000	1,211,883
7.625% (c)(l)	615,000	621,629
TOTAL BANKS & THRIFTS		9,660,738
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (c)(l)	1,405,000	968,215
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(l)	4,070,000	3,920,437
TOTAL PREFERRED SECURITIES (Cost $15,499,712)		15,703,443

Other - 1.3%
	Shares	Value ($)
Other - 1.3%
Fidelity Private Credit Central Fund LLC (g)(m) (Cost $15,642,089)	1,571,858	15,938,635

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (m) (Cost $55,870,064)	55,858,893	55,870,064

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $1,307,579,837)	1,173,826,718
NET OTHER ASSETS (LIABILITIES) - 1.3%	14,866,717
NET ASSETS - 100.0%	1,188,693,435

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $761,653,359 or 64.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,076,178 or 3.8% of net assets.

(h)	Level 3 security
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $122,778 and $122,471, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 10/27/23	15,642,089

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,232,032

Southeastern Grocers, Inc.	6/01/18	6,776,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	50,252,241	145,118,385	139,500,562	1,534,111	-	-	55,870,064	0.1%
Fidelity Private Credit Central Fund LLC	14,258,260	1,346,593	-	816,159	-	333,782	15,938,635	2.4%
Fidelity Securities Lending Cash Central Fund 5.40%	1,171,350	4,548,017	5,719,367	42	-	-	-	0.0%
Total	65,681,851	151,012,995	145,219,929	2,350,312	-	333,782	71,808,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	1,072,560	1,072,560	-	-
Consumer Staples	25,752,814	-	-	25,752,814
Energy	14,038,704	2,181,309	-	11,857,395
Health Care	1,876,256	1,876,256	-	-
Industrials	1,065,690	1,065,690	-	-
Information Technology	2,181,924	1,015,280	-	1,166,644
Materials	15,984	-	15,984	-

Corporate Bonds	976,388,088	-	973,003,358	3,384,730

Commercial Mortgage Securities	4,847,657	-	4,847,657	-

Bank Loan Obligations	59,074,899	-	54,396,971	4,677,928

Preferred Securities	15,703,443	-	15,703,443	-

Other	15,938,635	-	15,938,635	-

Money Market Funds	55,870,064	55,870,064	-	-
Total Investments in Securities:	1,173,826,718	63,081,159	1,063,906,048	46,839,511

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$23,662,145
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,090,669
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$25,752,814
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$2,090,669
Energy
Beginning Balance	$16,085,086
Net Realized Gain (Loss) on Investment Securities	4,654,055
Net Unrealized Gain (Loss) on Investment Securities	(2,179,261)
Cost of Purchases	-
Proceeds of Sales	(6,702,485)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$11,857,395
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$2,474,834
Corporate Bonds
Beginning Balance	$21,528,391
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(18,182,863)
Cost of Purchases	3,232,032
Proceeds of Sales	(3,204,154)
Amortization/Accretion	11,324
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3,384,730
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$141,373
Other Investments in Securities
Beginning Balance	$3,501,820
Net Realized Gain (Loss) on Investment Securities	(41,887)
Net Unrealized Gain (Loss) on Investment Securities	820,196
Cost of Purchases	3,278,100
Proceeds of Sales	(3,168,007)
Amortization/Accretion	11,320
Transfers into Level 3	1,443,030
Transfers out of Level 3	-
Ending Balance	$5,844,572
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$779,078

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,236,067,684)	$1,102,018,019
Fidelity Central Funds (cost $71,512,153)	71,808,699

Total Investment in Securities (cost $1,307,579,837)		$1,173,826,718
Cash		528,575
Receivable for fund shares sold		444,599
Interest receivable		16,726,275
Distributions receivable from Fidelity Central Funds		251,763
Receivable from investment adviser for expense reductions		852,369
Total assets		1,192,630,299
Liabilities
Payable for investments purchased	$387,561
Payable for fund shares redeemed	3,545,037
Other payables and accrued expenses	4,266
Total Liabilities		3,936,864
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,188,693,435
Net Assets consist of:
Paid in capital		$1,724,776,440
Total accumulated earnings (loss)		(536,083,005)
Net Assets		$1,188,693,435
Net Asset Value, offering price and redemption price per share ($1,188,693,435 ÷ 150,424,812 shares)		$7.90

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$454,948
Interest		37,532,579
Income from Fidelity Central Funds (including $42 from security lending)		2,350,312
Other income		$644,922
Payment from investment adviser		32,253
Total Income		41,015,014
Expenses
Custodian fees and expenses	$6,107
Independent trustees' fees and expenses	2,976
Legal	153,561
Total expenses before reductions	162,644
Expense reductions	(147,734)
Total expenses after reductions		14,910
Net Investment income (loss)		41,000,104
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,546,662)
Foreign currency transactions	(1)
Total net realized gain (loss)		(25,546,663)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(28,160,174)
Fidelity Central Funds	333,782
Total change in net unrealized appreciation (depreciation)		(27,826,392)
Net gain (loss)		(53,373,055)
Net increase (decrease) in net assets resulting from operations		$(12,372,951)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,000,104	$79,437,342
Net realized gain (loss)	(25,546,663)	(75,164,666)
Change in net unrealized appreciation (depreciation)	(27,826,392)	(8,053,810)
Net increase (decrease) in net assets resulting from operations	(12,372,951)	(3,781,134)
Distributions to shareholders	(37,177,440)	(76,803,551)

Share transactions
Proceeds from sales of shares	75,051,975	114,999,411
Reinvestment of distributions	37,177,440	76,697,542
Cost of shares redeemed	(74,054,383)	(385,925,272)

Net increase (decrease) in net assets resulting from share transactions	38,175,032	(194,228,319)
Total increase (decrease) in net assets	(11,375,359)	(274,813,004)

Net Assets
Beginning of period	1,200,068,794	1,474,881,798
End of period	$1,188,693,435	$1,200,068,794

Other Information
Shares
Sold	9,248,077	13,920,010
Issued in reinvestment of distributions	4,585,349	9,311,777
Redeemed	(9,110,596)	(46,319,197)
Net increase (decrease)	4,722,830	(23,087,410)

Financial Highlights
Fidelity® Series High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.24	$8.74	$9.44	$8.54	$9.50	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.276	.536	.510	.513	.577	.607
Net realized and unrealized gain (loss)	(.366)	(.516)	(.699)	.890	(.935)	(.051)
Total from investment operations	(.090)	.020	(.189)	1.403	(.358)	.556
Distributions from net investment income	(.250)	(.520)	(.511)	(.503)	(.598)	(.616)
Distributions from net realized gain	-	-	-	-	(.004)	-
Total distributions	(.250)	(.520)	(.511)	(.503)	(.602)	(.616)
Net asset value, end of period	$7.90	$8.24	$8.74	$9.44	$8.54	$9.50
Total Return C,D	(1.13)%	.41%	(2.24)%	16.72%	(4.11)%	6.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.04%	.02%	-% H	-% H	-% H
Expenses net of fee waivers, if any	-% G	-% H	-% H	-% H	-% H	-% H
Expenses net of all reductions	-% G	-% H	-% H	-% H	-% H	-% H
Net investment income (loss)	6.76% G	6.49%	5.42%	5.58%	6.20%	6.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,188,693	$1,200,069	$1,474,882	$1,702,161	$1,491,532	$1,510,741
Portfolio turnover rate I	29% G	34%	49%	68%	41% J	69%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the nine month period ended September 30, 2023 was 9.63%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$38,776,853	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.3 - 6.8 / 4.4	Increase
		Market approach	Transaction price	$79.39	Increase
Corporate Bonds	$3,384,730	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,850.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	19.1%	Decrease
Bank Loan Obligations	$4,677,928	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5	Increase
		Indicative market price	Evaluated bid	$95.50	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	13.0% - 15.0% / 13.3%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until August 31, 2024 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,971,114
Gross unrealized depreciation	(160,630,941)
Net unrealized appreciation (depreciation)	$(124,659,827)
Tax cost	$1,298,486,545

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(47,920,977)
Long-term	(341,711,652)
Total capital loss carryforward	$(389,632,629)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Series High Income Fund	Fidelity Private Credit Central Fund LLC	$3,263,009

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	204,140,837	168,241,934
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series High Income Fund	$82

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series High Income Fund	83,190

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series High Income Fund	$3	$-	$-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $141,486.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,248.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim that is presented as other income in the Statement of Operations.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series High Income Fund	-%-D
Actual		$ 1,000	$ 988.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.924273.112
FSH-SANN-1223
Fidelity® Global High Income Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
TransDigm, Inc.	1.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.2
Ford Motor Credit Co. LLC	1.2
U.S. Treasury Obligations	1.0
Tenet Healthcare Corp.	1.0
Uber Technologies, Inc.	0.9
CCO Holdings LLC/CCO Holdings Capital Corp.	0.8
Royal Caribbean Cruises Ltd.	0.8
DISH Network Corp.	0.8
Altice France SA	0.8
9.9

Market Sectors (% of Fund's net assets)

Energy	14.3
Diversified Financial Services	6.2
Telecommunications	6.2
Banks & Thrifts	5.4
Technology	5.4

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 80.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.3%
Broadcasting - 0.8%
DISH Network Corp.:
0% 12/15/25		86,000	52,462
2.375% 3/15/24		210,000	200,813
3.375% 8/15/26		646,000	331,075
			584,350
Diversified Financial Services - 0.3%
New Cotai LLC 5% 2/24/27 (b)		154,531	237,375
Homebuilders/Real Estate - 0.2%
Fastighets AB Balder 3.5% 2/23/28 (Reg. S)	EUR	100,000	95,288
TOTAL CONVERTIBLE BONDS			917,013
Nonconvertible Bonds - 79.1%
Aerospace - 2.0%
ATI, Inc.:
4.875% 10/1/29		35,000	29,807
5.125% 10/1/31		25,000	20,625
5.875% 12/1/27		70,000	64,920
Bombardier, Inc.:
6% 2/15/28 (c)		110,000	97,337
7.875% 4/15/27 (c)		170,000	163,563
Embraer Netherlands Finance BV:
5.4% 2/1/27		50,000	48,095
6.95% 1/17/28 (c)		20,000	19,800
Moog, Inc. 4.25% 12/15/27 (c)		20,000	17,805
Rolls-Royce PLC 5.75% 10/15/27 (c)		55,000	52,120
TransDigm, Inc.:
4.875% 5/1/29		200,000	173,277
5.5% 11/15/27		335,000	311,131
6.25% 3/15/26 (c)		180,000	175,763
6.75% 8/15/28 (c)		110,000	106,808
6.875% 12/15/30 (c)		150,000	144,834
Wesco Aircraft Holdings, Inc. 8.5% (c)(d)		45,000	1,575
			1,427,460
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (c)		65,000	59,141
Air France KLM 8.125% 5/31/28 (Reg. S)	EUR	100,000	110,943
Allegiant Travel Co. 7.25% 8/15/27 (c)		40,000	36,200
Forward Air Corp. 9.5% 10/15/31 (c)		95,000	92,625
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		200,000	189,488
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		41,250	40,750
Rand Parent LLC 8.5% 2/15/30 (c)		165,000	150,677
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)		38,896	28,686
United Airlines, Inc.:
4.375% 4/15/26 (c)		80,000	74,209
4.625% 4/15/29 (c)		50,000	42,235
Western Global Airlines LLC 10.375% (c)(d)		60,000	450
			825,404
Automotive - 0.7%
Ford Motor Credit Co. LLC 3.625% 6/17/31		600,000	474,283
Automotive & Auto Parts - 2.2%
Adient Global Holdings Ltd.:
7% 4/15/28 (c)		95,000	93,511
8.25% 4/15/31 (c)		95,000	92,444
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	219,000	218,913
Ford Motor Co. 3.25% 2/12/32		140,000	105,584
Ford Motor Credit Co. LLC:
2.9% 2/16/28		50,000	42,599
5.125% 6/16/25		170,000	165,412
6.125% 5/15/28	EUR	100,000	110,158
Forvia 2.75% 2/15/27 (Reg. S)	EUR	136,000	130,542
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (e)	EUR	100,000	99,342
Jaguar Land Rover Automotive PLC 4.5% 1/15/26 (Reg. S)	EUR	100,000	102,998
LCM Investments Holdings 4.875% 5/1/29 (c)		70,000	58,658
Macquarie AirFinance Holdings:
8.125% 3/30/29 (c)		40,000	39,402
8.375% 5/1/28 (c)		55,000	54,821
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		45,000	38,588
ZF Finance GmbH 5.75% 8/3/26 (Reg. S)	EUR	200,000	211,772
			1,564,744
Banks & Thrifts - 3.0%
Access Bank PLC 6.125% 9/21/26 (c)		190,000	158,294
Ally Financial, Inc.:
8% 11/1/31		155,000	150,504
8% 11/1/31		108,000	105,413
Aretec Escrow Issuer, Inc. 10% 8/15/30 (c)		145,000	146,631
Banca Monte dei Paschi di Siena SpA 5Y ISDAFIX 11AM LDN TM EUR FXG + 5.000% 7.708% 1/18/28 (e)(f)	EUR	100,000	91,949
Banco de Credito Social Cooperativo SA:
EURIBOR ICE Swap Rate + 4.260% 7.5% 9/14/29 (Reg. S) (e)(f)	EUR	100,000	103,609
5.25% 11/27/31 (Reg. S) (e)	EUR	100,000	87,822
Banco de Sabadell SA 6% 8/16/33 (Reg. S) (e)	EUR	100,000	98,136
Bank of East Asia Ltd. 6.75% 3/15/27 (Reg. S) (e)		250,000	246,375
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	190,590
Commerzbank AG 6.5% 12/6/32 (Reg. S) (e)	EUR	100,000	104,876
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)		250,000	217,438
Intesa Sanpaolo SpA 2.925% 10/14/30 (Reg. S)	EUR	100,000	86,382
Piraeus Bank SA 3.875% 11/3/27 (Reg. S) (e)	EUR	100,000	97,536
Shinhan Bank 4.375% 4/13/32 (Reg. S)		200,000	170,796
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)		130,000	86,696
			2,143,047
Broadcasting - 1.6%
Cable Onda SA 4.5% 1/30/30 (c)		200,000	156,250
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)		75,000	54,591
7.75% 4/15/28 (c)		35,000	26,757
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(d)		70,000	721
Gray Escrow II, Inc. 5.375% 11/15/31 (c)		90,000	56,723
Nexstar Media, Inc. 5.625% 7/15/27 (c)		75,000	67,497
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)		50,000	37,956
5.375% 1/15/31 (c)		25,000	15,523
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		50,000	37,375
Sirius XM Radio, Inc.:
4% 7/15/28 (c)		315,000	267,886
4.125% 7/1/30 (c)		65,000	51,611
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	95,469
TV Azteca SA de CV 8.25% (Reg. S) (d)		200,000	73,000
Univision Communications, Inc.:
4.5% 5/1/29 (c)		100,000	79,491
6.625% 6/1/27 (c)		110,000	100,474
			1,121,324
Building Materials - 1.0%
Acproducts Holdings, Inc. 6.375% 5/15/29 (c)		100,000	61,000
Advanced Drain Systems, Inc. 5% 9/30/27 (c)		115,000	107,238
CEMEX S.A.B. de CV 5.45% 11/19/29 (c)		200,000	185,125
Loxam SAS 6.375% 5/15/28 (Reg. S)	EUR	100,000	102,896
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		20,000	15,875
SRS Distribution, Inc.:
4.625% 7/1/28 (c)		55,000	47,979
6% 12/1/29 (c)		55,000	45,788
6.125% 7/1/29 (c)		30,000	25,125
West China Cement Ltd. 4.95% 7/8/26 (Reg. S)		200,000	136,400
			727,426
Cable/Satellite TV - 1.8%
Adria Bidco BV 3.125% 2/15/26 (Reg. S)	EUR	100,000	95,880
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)		100,000	77,820
4.25% 1/15/34 (c)		115,000	83,065
4.5% 8/15/30 (c)		195,000	156,358
4.5% 6/1/33 (c)		120,000	89,516
5.125% 5/1/27 (c)		225,000	207,157
CSC Holdings LLC:
4.5% 11/15/31 (c)		65,000	42,930
4.625% 12/1/30 (c)		75,000	38,034
5% 11/15/31 (c)		65,000	33,237
5.75% 1/15/30 (c)		100,000	52,317
7.5% 4/1/28 (c)		230,000	147,413
DISH DBS Corp. 5.75% 12/1/28 (c)		45,000	32,681
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)		150,000	114,696
6.5% 9/15/28 (c)		110,000	54,450
Ziggo Bond Co. BV 5.125% 2/28/30 (c)		35,000	25,501
Ziggo BV 4.875% 1/15/30 (c)		50,000	39,936
			1,290,991
Capital Goods - 0.5%
Benteler International AG 9.375% 5/15/28 (Reg. S)	EUR	150,000	160,092
Tk Elevator Midco GmbH 4.375% 7/15/27 (Reg. S)	EUR	100,000	95,584
Vertical Holdco GmbH 6.625% 7/15/28 (Reg. S)	EUR	90,000	81,541
			337,217
Chemicals - 3.8%
Braskem Idesa SAPI:
6.99% 2/20/32 (c)		55,000	32,090
7.45% 11/15/29 (c)		30,000	18,996
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	39,877
5.375% 3/15/44		80,000	65,057
CVR Partners LP 6.125% 6/15/28 (c)		90,000	79,425
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (c)		200,000	182,270
3.375% 5/12/26 (Reg. S)		200,000	182,270
INEOS Finance PLC 6.625% 5/15/28 (Reg. S)	EUR	200,000	207,761
INEOS Quattro Finance 2 PLC 2.5% 1/15/26 (Reg. S)	EUR	100,000	98,384
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)		185,000	134,125
LSB Industries, Inc. 6.25% 10/15/28 (c)		20,000	17,742
MEGlobal Canada, Inc. 5% 5/18/25 (c)		200,000	194,313
NOVA Chemicals Corp. 4.25% 5/15/29 (c)		75,000	55,454
OCP SA:
3.75% 6/23/31 (c)		200,000	156,586
6.875% 4/25/44 (c)		150,000	122,625
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (c)		200,000	195,340
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	176,000
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)		160,000	138,140
6.625% 5/1/29 (c)		45,000	37,720
The Chemours Co. LLC:
4.625% 11/15/29 (c)		70,000	54,067
5.375% 5/15/27		75,000	67,756
5.75% 11/15/28 (c)		230,000	194,522
Tronox, Inc. 4.625% 3/15/29 (c)		55,000	43,325
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)		70,000	62,885
5.625% 8/15/29 (c)		70,000	54,250
7.375% 3/1/31 (c)		120,000	111,152
			2,722,132
Consumer Products - 1.3%
Central Garden & Pet Co. 4.125% 10/15/30		35,000	28,546
Ferrellgas LP/Ferrellgas Finance Corp. 5.875% 4/1/29 (c)		45,000	39,712
Gannett Holdings LLC 6% 11/1/26 (c)		45,000	37,800
Kernel Holding SA 6.75% 10/27/27 (c)		100,000	62,610
Mattel, Inc. 3.375% 4/1/26 (c)		20,000	18,473
Meituan 2.125% 10/28/25 (c)		200,000	184,186
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (c)		75,000	69,048
Prosus NV 4.027% 8/3/50 (c)		200,000	109,000
Spectrum Brands Holdings, Inc. 4% 10/1/26	EUR	100,000	101,117
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)		75,000	56,166
4% 4/15/29 (c)		60,000	49,224
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	29,756
TKC Holdings, Inc.:
6.875% 5/15/28 (c)		50,000	43,250
10.5% 5/15/29 (c)		80,000	63,980
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (c)		75,000	72,185
			965,053
Containers - 0.7%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100,000	61,350
6.5% 6/30/27 pay-in-kind (c)(e)		70,000	40,765
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 2.125% 8/15/26 (Reg. S)	EUR	200,000	182,281
Ball Corp. 4.875% 3/15/26		85,000	81,629
Berry Global, Inc. 4.875% 7/15/26 (c)		40,000	38,168
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		30,000	22,984
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		35,000	28,617
Trident Holdings, Inc. 12.75% 12/31/28 (c)		25,000	25,547
			481,341
Diversified Financial Services - 4.6%
Altice France Holding SA 4% 2/15/28 (Reg. S)	EUR	175,000	81,204
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		30,000	26,156
Coinbase Global, Inc. 3.625% 10/1/31 (c)		185,000	125,775
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (c)		155,000	147,444
FLY Leasing Ltd. 7% 10/15/24 (c)		105,000	96,493
Fortune Star (BVI) Ltd. 6.85% 7/2/24 (Reg. S)		200,000	180,136
Garfunkelux Holdco 3 SA 6.75% 11/1/25 (Reg. S)	EUR	100,000	79,334
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (c)		295,000	291,268
Hightower Holding LLC 6.75% 4/15/29 (c)		25,000	21,324
HTA Group Ltd. 7% 12/18/25 (c)		75,000	72,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	127,053
4.75% 9/15/24		90,000	86,319
5.25% 5/15/27		400,000	342,500
6.375% 12/15/25		295,000	277,543
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		200,000	193,990
MDGH GMTN RSC Ltd. 5.084% 5/22/53 (c)		200,000	165,750
Motion Finco SARL 7.375% 6/15/30 (Reg. S)	EUR	100,000	100,551
OneMain Finance Corp.:
4% 9/15/30		165,000	120,698
7.125% 3/15/26		200,000	194,232
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		200,000	161,250
Vedanta Resources Finance II PLC 8.95% 3/11/25 (Reg. S)		200,000	145,742
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	95,591
3.875% 7/15/26 (Reg. S)	EUR	125,000	125,028
Vivion Investments SARL 7.9% 8/31/28 pay-in-kind (Reg. S) (e)	EUR	100,000	80,416
Yihua Overseas Investment Ltd. 8.5% (Reg. S) (b)(d)		200,000	4,380
			3,342,415
Diversified Media - 0.4%
Allen Media LLC 10.5% 2/15/28 (c)		220,000	114,577
Cmg Media Corp. 8.875% 12/15/27 (c)		220,000	169,950
Lamar Media Corp. 4.875% 1/15/29		45,000	41,259
			325,786
Energy - 12.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (c)		140,000	133,808
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (c)		70,000	65,013
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		200,000	172,714
Centennial Resource Production LLC 5.875% 7/1/29 (c)		80,000	74,400
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)		70,000	68,772
7% 6/15/25 (c)		130,000	127,741
8.375% 1/15/29 (c)		105,000	103,988
CNX Resources Corp. 6% 1/15/29 (c)		25,000	22,924
Comstock Resources, Inc.:
5.875% 1/15/30 (c)		50,000	42,751
6.75% 3/1/29 (c)		90,000	81,902
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (c)		285,000	275,738
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		25,000	23,580
CVR Energy, Inc.:
5.25% 2/15/25 (c)		140,000	137,336
5.75% 2/15/28 (c)		115,000	103,323
DCP Midstream Operating LP 8.125% 8/16/30		5,000	5,452
Delek Logistics Partners LP 7.125% 6/1/28 (c)		45,000	40,950
DT Midstream, Inc.:
4.125% 6/15/29 (c)		75,000	64,486
4.375% 6/15/31 (c)		75,000	62,284
Ecopetrol SA 8.875% 1/13/33		40,000	38,240
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		80,000	62,200
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		125,000	119,911
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (c)		40,000	35,200
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		200,000	132,374
EnLink Midstream LLC 5.625% 1/15/28 (c)		25,000	23,573
EQM Midstream Partners LP 6.5% 7/1/27 (c)		70,000	68,040
EQT Corp. 3.625% 5/15/31 (c)		50,000	41,170
FEL Energy VI SARL 5.75% 12/1/40 (c)		41,128	32,578
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (c)		85,000	63,538
GeoPark Ltd. 5.5% 1/17/27 (c)		65,000	54,421
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	48,540
Greenko Solar Mauritius Ltd. 5.55% 1/29/25 (Reg. S)		200,000	191,970
Harvest Midstream I LP 7.5% 9/1/28 (c)		135,000	127,920
Hess Midstream Partners LP:
4.25% 2/15/30 (c)		50,000	42,784
5.125% 6/15/28 (c)		80,000	73,869
5.5% 10/15/30 (c)		30,000	27,234
5.625% 2/15/26 (c)		100,000	96,844
HPCL-Mittal Energy Ltd. 5.45% 10/22/26 (Reg. S)		200,000	188,488
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	162,086
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (Reg. S)		250,000	246,943
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		200,000	174,000
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		80,399	82,513
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)		95,000	93,880
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		160,000	147,086
Leeward Renewable Energy LLC 4.25% 7/1/29 (c)		170,000	138,834
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		150,000	138,870
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		328,526	233,746
Medco Oak Tree Pte Ltd.:
7.375% 5/14/26 (c)		200,000	197,782
7.375% 5/14/26 (Reg. S)		200,000	197,782
MEG Energy Corp. 5.875% 2/1/29 (c)		110,000	102,793
Nabors Industries, Inc. 5.75% 2/1/25		105,000	101,850
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		55,000	51,025
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)		90,000	88,878
8.75% 6/15/31 (c)		50,000	49,747
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (c)		89,000	53,352
14% 6/30/26 pay-in-kind (c)(e)		45,255	11,350
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	34,544
5.875% 9/1/25		40,000	39,861
6.375% 9/1/28		70,000	70,445
6.6% 3/15/46		55,000	52,960
6.625% 9/1/30		90,000	90,275
6.95% 7/1/24		31,000	31,130
7.5% 5/1/31		125,000	131,074
8.875% 7/15/30		60,000	66,628
Oq Saoc 5.125% 5/6/28 (c)		200,000	188,750
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		70,000	64,351
7.875% 9/15/30 (c)		250,000	242,328
Petroleos Mexicanos:
4.25% 1/15/25		185,000	176,213
6.49% 1/23/27		175,000	154,550
7.69% 1/23/50		75,000	46,313
Petrorio Luxembourg SARL 6.125% 6/9/26 (c)		100,000	94,563
Renew Power Ltd. 5.875% 3/5/27 (Reg. S)		200,000	181,840
Rio Oil Finance Trust 9.25% 7/6/24 (c)		13,007	13,073
Saudi Arabian Oil Co.:
2.25% 11/24/30 (c)		200,000	156,750
3.25% 11/24/50 (c)		150,000	88,688
3.5% 4/16/29 (c)		125,000	111,094
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		20,000	20,006
SM Energy Co.:
6.5% 7/15/28		25,000	24,068
6.625% 1/15/27		65,000	63,163
Southwestern Energy Co.:
4.75% 2/1/32		65,000	55,899
5.375% 2/1/29		50,000	46,189
Strathcona Resources Ltd. 6.875% 8/1/26 (c)		210,000	193,725
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	43,312
6% 4/15/27		175,000	168,506
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)		55,000	46,301
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		100,000	74,350
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		155,000	145,320
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		70,000	64,199
Tullow Oil PLC:
7% 3/1/25 (c)		200,000	155,750
10.25% 5/15/26 (c)		358,000	306,761
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	33,989
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)		70,000	58,252
6.25% 1/15/30 (c)		155,000	146,220
YPF SA 8.5% 3/23/25 (c)		101,625	93,290
			9,123,303
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (c)		80,000	73,105
Environmental - 0.4%
Clean Harbors, Inc. 6.375% 2/1/31 (c)		20,000	19,009
Covanta Holding Corp. 4.875% 12/1/29 (c)		40,000	31,200
Madison IAQ LLC:
4.125% 6/30/28 (c)		55,000	45,951
5.875% 6/30/29 (c)		85,000	65,844
Paprec Holding SA 4% 3/31/25	EUR	100,000	104,189
Stericycle, Inc. 3.875% 1/15/29 (c)		35,000	29,738
			295,931
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		35,000	29,841
4.625% 1/15/27 (c)		95,000	89,035
4.875% 2/15/30 (c)		275,000	245,524
BellRing Brands, Inc. 7% 3/15/30 (c)		25,000	24,281
Camposol SA 6% 2/3/27 (c)		200,000	117,254
Casino Guichard Perrachon SA 4.048% (Reg. S) (d)(e)	EUR	100,000	1,057
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		30,000	11,797
Iceland Bondco PLC 3 month EURIBOR EURO INTER + 5.500% 9.254% 12/15/27 (Reg. S) (e)(f)	EUR	100,000	104,752
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		25,000	20,084
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)		100,000	100,173
			743,798
Food/Beverage/Tobacco - 2.0%
Adecoagro SA 6% 9/21/27 (c)		100,000	92,427
C&S Group Enterprises LLC 5% 12/15/28 (c)		40,000	30,950
Central American Bottling Corp. 5.25% 4/27/29 (c)		200,000	175,674
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)		30,000	25,937
7.5% 4/15/25 (c)		15,000	14,737
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30		120,000	109,665
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)		48,000	48,000
Kraft Heinz Foods Co. 5.5% 6/1/50		25,000	21,587
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)		70,000	59,383
MARB BondCo PLC 3.95% 1/29/31 (c)		100,000	72,750
MHP SA 7.75% 5/10/24 (c)		100,000	91,000
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		65,000	58,017
Performance Food Group, Inc.:
4.25% 8/1/29 (c)		40,000	33,751
5.5% 10/15/27 (c)		100,000	93,507
Post Holdings, Inc. 4.625% 4/15/30 (c)		34,000	28,471
TreeHouse Foods, Inc. 4% 9/1/28		20,000	16,259
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		145,000	119,507
U.S. Foods, Inc.:
4.625% 6/1/30 (c)		35,000	29,887
4.75% 2/15/29 (c)		80,000	70,573
6.875% 9/15/28 (c)		150,000	146,605
7.25% 1/15/32 (c)		50,000	49,082
United Natural Foods, Inc. 6.75% 10/15/28 (c)		40,000	31,475
			1,419,244
Gaming - 3.2%
Affinity Gaming LLC 6.875% 12/15/27 (c)		20,000	16,302
Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/30 (Reg. S)	EUR	100,000	105,016
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)		90,000	73,964
6.25% 7/1/25 (c)		110,000	108,228
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)		135,000	120,610
Cirsa Finance International SARL:
4.5% 3/15/27 (Reg. S)	EUR	100,000	95,854
7.875% 7/31/28 (Reg. S)	EUR	100,000	105,089
10.375% 11/30/27 (Reg. S)	EUR	100,000	112,688
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)		90,000	75,630
6.75% 1/15/30 (c)		45,000	35,764
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		200,000	152,028
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	92,662
5.375% 4/15/26		30,000	28,752
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		40,000	34,000
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	158,349
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	174,985
Scientific Games Corp. 7.5% 9/1/31 (c)		35,000	34,175
Station Casinos LLC 4.625% 12/1/31 (c)		115,000	90,799
Studio City Finance Ltd.:
6.5% 1/15/28 (c)		110,000	89,827
6.5% 1/15/28 (Reg. S)		200,000	163,322
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (c)		70,000	66,991
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	194,840
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (c)		150,000	139,683
			2,269,558
Healthcare - 4.4%
1375209 BC Ltd. 9% 1/30/28 (c)		14,000	13,571
AHP Health Partners, Inc. 5.75% 7/15/29 (c)		80,000	65,600
Avantor Funding, Inc. 3.875% 11/1/29 (c)		70,000	58,586
Bausch Health Companies, Inc.:
11% 9/30/28 (c)		25,000	15,250
14% 10/15/30 (c)		4,000	2,154
Centene Corp.:
3.375% 2/15/30		160,000	132,296
4.625% 12/15/29		105,000	93,792
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)		20,000	16,881
4% 3/15/31 (c)		55,000	44,891
Community Health Systems, Inc.:
4.75% 2/15/31 (c)		75,000	50,268
5.25% 5/15/30 (c)		155,000	110,074
6% 1/15/29 (c)		140,000	106,050
6.125% 4/1/30 (c)		170,000	65,875
6.875% 4/15/29 (c)		75,000	30,968
8% 3/15/26 (c)		95,000	86,835
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)		60,000	43,128
4.625% 6/1/30 (c)		80,000	62,697
Encompass Health Corp. 5.75% 9/15/25		15,000	14,582
Grifols SA:
3.875% 10/15/28 (Reg. S)	EUR	100,000	88,028
4.75% 10/15/28 (c)		200,000	167,500
HealthEquity, Inc. 4.5% 10/1/29 (c)		30,000	25,698
Hologic, Inc. 3.25% 2/15/29 (c)		55,000	46,174
Jazz Securities DAC 4.375% 1/15/29 (c)		55,000	47,832
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		50,000	40,781
3.875% 5/15/32 (c)		100,000	78,576
4.375% 6/15/28 (c)		40,000	35,601
Nidda Healthcare Holding AG 7.5% 8/21/26 (Reg. S)	EUR	200,000	211,649
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	134,152
4.125% 4/30/28 (c)		80,000	69,101
5.125% 4/30/31 (c)		80,000	62,473
RP Escrow Issuer LLC 5.25% 12/15/25 (c)		50,000	35,625
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)		16,000	15,660
10% 4/15/27 (c)		40,000	39,927
Teleflex, Inc. 4.625% 11/15/27		30,000	27,450
Tenet Healthcare Corp.:
4.25% 6/1/29		130,000	111,250
4.375% 1/15/30		210,000	177,641
6.125% 10/1/28		210,000	194,775
6.25% 2/1/27		195,000	186,995
6.875% 11/15/31		10,000	9,219
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	82,477
3.15% 10/1/26		75,000	66,032
4.1% 10/1/46		200,000	119,739
7.875% 9/15/29		100,000	98,607
			3,186,460
Homebuilders/Real Estate - 1.9%
Adler Financing SARL 12.5% 6/30/25 pay-in-kind (e)	EUR	25,000	27,907
Arcosa, Inc. 4.375% 4/15/29 (c)		40,000	34,900
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)		40,000	32,367
6.625% 1/15/28 (c)		5,000	4,575
China Aoyuan Group Ltd. 6.2% (Reg. S) (d)		200,000	2,000
Easy Tactic Ltd. 7.5% 7/11/28 pay-in-kind (e)		224,177	8,972
GMR Hyderabad International Airport Ltd. 4.75% 2/2/26 (Reg. S)		200,000	187,130
Greensaif Pipelines Bidco SARL 6.129% 2/23/38 (c)		70,000	65,100
Greentown China Holdings Ltd. 4.7% 4/29/25 (Reg. S)		200,000	140,716
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	41,388
5% 3/1/31		55,000	39,463
Modernland Overseas Pte Ltd.:
3% 4/30/27 pay-in-kind (Reg. S) (b)(e)		6,115	550
4% 4/30/27 pay-in-kind (e)		106,828	10,683
New Home Co., Inc. 8.25% 10/15/27 (c)(h)		30,000	27,342
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	57,380
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	71,767
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (c)		80,000	72,612
5.875% 6/15/27 (c)		55,000	51,563
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	13,355
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)		55,000	44,449
6.5% 2/15/29 (c)		85,000	55,200
10.5% 2/15/28 (c)		110,000	105,925
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (c)		205,000	184,464
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		25,000	21,469
Yango Justice International Ltd.:
8.25% (Reg. S) (d)		220,000	550
10% (Reg. S) (d)		200,000	1,002
Yanlord Land Group Ltd. 5.125% 5/20/26 (Reg. S)		200,000	99,416
			1,402,245
Hotels - 0.6%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		125,000	133,277
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		40,000	31,619
3.75% 5/1/29 (c)		35,000	30,128
Lindblad Expeditions Holdings 9% 5/15/28 (c)		185,000	177,961
Lindblad Expeditions LLC 6.75% 2/15/27 (c)		65,000	59,236
			432,221
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)		250,000	242,384
10.125% 8/1/26 (c)		35,000	35,223
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (c)		190,000	157,745
6.75% 10/15/27 (c)		225,000	205,484
AmWINS Group, Inc. 4.875% 6/30/29 (c)		40,000	34,242
AssuredPartners, Inc. 5.625% 1/15/29 (c)		30,000	25,450
HUB International Ltd.:
5.625% 12/1/29 (c)		60,000	51,673
7% 5/1/26 (c)		190,000	184,948
MGIC Investment Corp. 5.25% 8/15/28		40,000	36,767
USI, Inc. 6.875% 5/1/25 (c)		275,000	272,487
			1,246,403
Leisure - 1.7%
Carnival Corp.:
5.75% 3/1/27 (c)		135,000	120,793
7.625% 3/1/26 (Reg. S)	EUR	100,000	103,667
9.875% 8/1/27 (c)		210,000	218,883
NCL Corp. Ltd.:
5.875% 3/15/26 (c)		20,000	17,950
7.75% 2/15/29 (c)		80,000	69,823
NCL Finance Ltd. 6.125% 3/15/28 (c)		25,000	20,906
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)		130,000	119,574
5.375% 7/15/27 (c)		60,000	55,295
5.5% 8/31/26 (c)		135,000	127,397
7.25% 1/15/30 (c)		45,000	44,391
11.625% 8/15/27 (c)		220,000	238,646
Vail Resorts, Inc. 6.25% 5/15/25 (c)		35,000	34,784
Viking Cruises Ltd. 9.125% 7/15/31 (c)		25,000	24,563
			1,196,672
Metals/Mining - 3.2%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		200,000	192,556
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)		70,000	60,965
Alpha Natural Resources, Inc. 9.75% (b)(d)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	150,700
Arsenal AIC Parent LLC 8% 10/1/30 (c)		30,000	29,625
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (c)		40,000	32,993
Endeavour Mining PLC 5% 10/14/26 (c)		100,000	87,611
ERO Copper Corp. 6.5% 2/15/30 (c)		365,000	309,626
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)		50,000	43,863
6.875% 10/15/27 (c)		75,000	63,188
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)		40,000	32,242
5.875% 4/15/30 (c)		130,000	116,667
Gcm Mining Corp. 6.875% 8/9/26 (c)		200,000	164,000
HudBay Minerals, Inc. 6.125% 4/1/29 (c)		105,000	93,955
Industrias Penoles SA de CV 4.75% 8/6/50 (c)		200,000	138,484
Mineral Resources Ltd.:
8% 11/1/27 (c)		85,000	82,135
8.5% 5/1/30 (c)		20,000	19,231
Minsur SA 4.5% 10/28/31 (c)		50,000	40,400
Nexa Resources SA 6.5% 1/18/28 (c)		200,000	186,750
Novelis Corp. 3.875% 8/15/31 (c)		115,000	89,815
PT Freeport Indonesia 5.315% 4/14/32 (c)		200,000	177,652
Stillwater Mining Co.:
4% 11/16/26 (c)		140,000	120,400
4.5% 11/16/29 (c)		65,000	49,238
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		95,000	44,964
			2,327,060
Paper - 0.4%
Berry Global, Inc. 5.625% 7/15/27 (c)		35,000	33,408
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)		35,000	31,794
8.75% 4/15/30 (c)		200,000	159,416
Mercer International, Inc. 5.125% 2/1/29		55,000	43,127
SPA Holdings 3 OY 4.875% 2/4/28 (c)		45,000	36,712
			304,457
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)		160,000	131,044
Bimbo Bakeries U.S.A., Inc. 6.4% 1/15/34 (b)(c)		200,000	200,020
CEC Entertainment LLC 6.75% 5/1/26 (c)		60,000	56,036
Papa John's International, Inc. 3.875% 9/15/29 (c)		25,000	20,511
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	59,649
4.75% 1/15/30 (c)		200,000	178,042
			645,302
Services - 3.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)		30,000	21,675
ASGN, Inc. 4.625% 5/15/28 (c)		160,000	141,678
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)		38,000	30,959
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)		40,000	34,267
Booz Allen Hamilton, Inc. 4% 7/1/29 (c)		30,000	26,475
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)		155,000	153,838
CoreCivic, Inc. 8.25% 4/15/26		45,000	45,559
CoreLogic, Inc. 4.5% 5/1/28 (c)		125,000	99,063
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		520,000	497,894
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		90,000	76,233
Hertz Corp.:
4.625% 12/1/26 (c)		55,000	46,069
5% 12/1/29 (c)		70,000	50,253
5.5% (b)(c)(d)		65,000	2,275
6% (b)(c)(d)		85,000	4,994
6.25% (b)(d)		60,000	2,100
7.125% (b)(c)(d)		85,000	7,438
IPD BV 8% 6/15/28 (Reg. S)	EUR	100,000	106,464
Koc Holding A/S 6.5% 3/11/25 (c)		35,000	34,563
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)		35,000	33,379
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	115,524
Sabre GLBL, Inc. 7.375% 9/1/25 (c)		60,000	53,808
Service Corp. International 5.125% 6/1/29		35,000	32,025
The Bidvest Group UK PLC 3.625% 9/23/26 (c)		75,000	66,375
The GEO Group, Inc.:
9.5% 12/31/28 (c)		170,000	163,625
10.5% 6/30/28		67,000	66,833
Uber Technologies, Inc.:
4.5% 8/15/29 (c)		485,000	427,738
6.25% 1/15/28 (c)		100,000	96,250
7.5% 9/15/27 (c)		90,000	90,226
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		45,000	41,625
			2,569,205
Steel - 1.2%
Commercial Metals Co. 3.875% 2/15/31		30,000	24,318
CSN Islands XI Corp. 6.75% 1/28/28 (c)		50,000	45,735
CSN Resources SA:
5.875% 4/8/32 (c)		40,000	31,500
7.625% 4/17/26 (c)		15,000	14,841
JSW Steel Ltd.:
3.95% 4/5/27 (c)		100,000	85,625
5.375% 4/4/25 (Reg. S)		200,000	193,278
Metinvest BV 5.625% 6/17/25 (Reg. S)	EUR	100,000	82,003
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		20,000	16,960
TMK Capital SA 4.3% (Reg. S) (b)(d)		200,000	126,500
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	200,000	211,355
			832,115
Super Retail - 1.2%
Academy Ltd. 6% 11/15/27 (c)		75,000	70,604
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	18,607
4.625% 11/15/29 (c)		45,000	38,065
4.75% 3/1/30		20,000	16,972
5% 2/15/32 (c)		45,000	36,498
Bath & Body Works, Inc. 6.625% 10/1/30 (c)		110,000	101,838
Carvana Co.:
9% 12/1/28 pay-in-kind (c)(e)		9,000	6,697
9% 6/1/30 pay-in-kind (c)(e)		13,000	9,620
9% 6/1/31 pay-in-kind (c)(e)		16,000	11,920
EG Global Finance PLC:
6.75% 2/7/25 (c)		231,000	228,551
8.5% 10/30/25 (c)		47,000	46,236
Group 1 Automotive, Inc. 4% 8/15/28 (c)		200,000	172,149
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)		35,000	28,905
Michaels Companies, Inc.:
5.25% 5/1/28 (c)		65,000	47,096
7.875% 5/1/29 (c)		95,000	52,963
			886,721
Technology - 4.0%
Acuris Finance U.S. 5% 5/1/28 (c)		170,000	133,875
Athenahealth Group, Inc. 6.5% 2/15/30 (c)		175,000	143,018
Black Knight InfoServ LLC 3.625% 9/1/28 (c)		60,000	53,400
Block, Inc.:
2.75% 6/1/26		75,000	67,302
3.5% 6/1/31		75,000	57,882
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)		5,000	4,969
CA Magnum Holdings 5.375% 10/31/26 (c)		400,000	348,344
Camelot Finance SA 4.5% 11/1/26 (c)		150,000	138,658
Cloud Software Group, Inc. 9% 9/30/29 (c)		185,000	157,543
Coherent Corp. 5% 12/15/29 (c)		45,000	38,186
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	58,511
Elastic NV 4.125% 7/15/29 (c)		40,000	33,711
Iliad Holding SAS 5.625% 10/15/28 (Reg. S)	EUR	100,000	99,683
Iliad SA 5.375% 6/14/27 (Reg. S)	EUR	200,000	208,360
Lenovo Group Ltd. 3.421% 11/2/30 (c)		200,000	160,188
Match Group Holdings II LLC 4.125% 8/1/30 (c)		100,000	81,253
MicroStrategy, Inc. 6.125% 6/15/28 (c)		235,000	212,675
NCR Atleos Escrow Corp. 9.5% 4/1/29 (c)		100,000	98,023
NCR Corp. 5.125% 4/15/29 (c)		45,000	38,696
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)		30,000	28,597
Open Text Holdings, Inc. 4.125% 2/15/30 (c)		200,000	165,720
Qorvo, Inc. 4.375% 10/15/29		45,000	39,072
Rackspace Hosting, Inc.:
3.5% 2/15/28 (c)		100,000	43,834
5.375% 12/1/28 (c)		30,000	8,773
Roblox Corp. 3.875% 5/1/30 (c)		185,000	150,111
Seagate HDD Cayman:
8.25% 12/15/29 (c)		45,000	45,730
8.5% 7/15/31 (c)		40,000	40,703
Sensata Technologies BV 4% 4/15/29 (c)		65,000	55,285
Synaptics, Inc. 4% 6/15/29 (c)		30,000	24,750
TTM Technologies, Inc. 4% 3/1/29 (c)		60,000	49,199
VMED O2 UK Financing I PLC 3.25% 1/31/31 (Reg. S)	EUR	100,000	87,172
			2,873,223
Telecommunications - 5.4%
Altice France Holding SA 6% 2/15/28 (c)		75,000	32,892
Altice France SA:
5.125% 1/15/29 (c)		50,000	34,515
5.125% 7/15/29 (c)		120,000	82,164
5.5% 1/15/28 (c)		130,000	96,594
AXIAN Telecom 7.375% 2/16/27 (c)		200,000	177,225
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		330,000	282,084
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	84,728
Consolidated Communications, Inc. 5% 10/1/28 (c)		135,000	101,697
CT Trust 5.125% 2/3/32 (c)		200,000	153,000
Digicel Group Ltd. 6.75% (c)(d)		150,000	3,000
Frontier Communications Holdings LLC:
5% 5/1/28 (c)		55,000	47,486
5.875% 10/15/27 (c)		50,000	45,583
5.875% 11/1/29		14,771	11,102
6% 1/15/30 (c)		95,000	71,510
8.75% 5/15/30 (c)		65,000	61,929
IHS Netherlands Holdco BV 8% 9/18/27 (c)		200,000	163,150
Intelsat Jackson Holdings SA:
5.5% (b)(d)		200,000	0
6.5% 3/15/30 (c)		135,000	118,534
8.5% (b)(c)(d)		45,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)		400,000	311,605
6.75% 10/15/27 (c)		90,000	81,195
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)		95,000	48,299
4.25% 7/1/28 (c)		75,000	42,410
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		200,000	121,458
Lorca Telecom Bondco SAU 4% 9/18/27 (Reg. S)	EUR	100,000	98,081
Millicom International Cellular SA 4.5% 4/27/31 (c)		200,000	149,060
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)		50,000	44,625
6% 2/15/28 (c)		20,000	16,500
Sable International Finance Ltd. 5.75% 9/7/27 (c)		180,000	161,125
Sabre GLBL, Inc. 9.25% 4/15/25 (c)		6,000	5,696
SBA Communications Corp.:
3.125% 2/1/29		100,000	82,680
3.875% 2/15/27		200,000	182,139
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		200,000	180,300
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (c)		200,000	181,000
Uniti Group, Inc. 6% 1/15/30 (c)		210,000	127,319
VTR Comunicaciones SpA 5.125% 1/15/28 (c)		176,000	77,000
Windstream Escrow LLC 7.75% 8/15/28 (c)		200,000	158,597
WP/AP Telecom Holdings IV BV 3.75% 1/15/29 (Reg. S)	EUR	100,000	91,208
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)		115,000	86,554
6.125% 3/1/28 (c)		60,000	39,747
			3,853,791
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)		115,000	87,395
4.25% 3/15/29 (c)		55,000	45,100
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	98,942
Victoria's Secret & Co. 4.625% 7/15/29 (c)		50,000	36,757
			268,194
Transportation Ex Air/Rail - 0.3%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)		40,000	32,700
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (c)		100,000	97,353
Seaspan Corp. 5.5% 8/1/29 (c)		110,000	84,388
			214,441
Utilities - 4.2%
Abu Dhabi National Energy Co. PJSC 4.696% 4/24/33 (c)		200,000	183,500
Aegea Finance SARL 9% 1/20/31 (c)		200,000	199,500
Clearway Energy Operating LLC 4.75% 3/15/28 (c)		40,000	35,706
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	221,000	189,336
DPL, Inc.:
4.125% 7/1/25		180,000	169,389
4.35% 4/15/29		215,000	175,365
Energia Group ROI 6.875% 7/31/28 (Reg. S)	EUR	213,000	219,337
Energias de Portugal SA 5.943% 4/23/83 (Reg. S) (e)	EUR	100,000	104,752
Eskom Holdings SOC Ltd. 8.45% 8/10/28 (c)		60,000	56,685
Mong Duong Finance Holdings BV:
5.125% 5/7/29 (c)		100,000	90,052
5.125% 5/7/29 (Reg. S)		250,000	225,130
NextEra Energy Partners LP 4.25% 9/15/24 (c)		4,000	3,780
NRG Energy, Inc. 3.875% 2/15/32 (c)		45,000	33,442
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	6,150
3.95% 12/1/47		55,000	32,816
4.55% 7/1/30		130,000	112,516
4.95% 7/1/50		415,000	289,682
PG&E Corp. 5% 7/1/28		375,000	339,729
Pike Corp. 5.5% 9/1/28 (c)		240,000	205,248
Solaris Midstream Holdings LLC 7.625% 4/1/26 (c)		70,000	66,776
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		162,160	153,799
Vertiv Group Corp. 4.125% 11/15/28 (c)		95,000	83,030
Vistra Operations Co. LLC 5.625% 2/15/27 (c)		60,000	56,461
			3,032,181
TOTAL NONCONVERTIBLE BONDS			56,944,253
TOTAL CORPORATE BONDS (Cost $67,671,372)			57,861,266

Government Obligations - 1.6%
		Principal Amount (a)	Value ($)
Germany - 0.6%
German Federal Republic:
0% 4/5/24	EUR	305,000	317,784
2.2% 4/13/28(Reg. S)	EUR	75,000	77,850
TOTAL GERMANY			395,634
United States of America - 1.0%
U.S. Treasury Bonds:
2.875% 5/15/52		336,000	224,214
3.625% 2/15/53		428,000	333,506
U.S. Treasury Notes 3.875% 8/15/33		189,000	173,969
TOTAL UNITED STATES OF AMERICA			731,689
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,282,904)			1,127,323

Common Stocks - 2.4%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	3,510	6,037
Energy - 1.5%
California Resources Corp.	5,429	285,511
California Resources Corp. warrants 10/27/24 (i)	530	9,455
Chesapeake Energy Corp.	1,694	145,820
Denbury, Inc. (i)	660	58,667
Denbury, Inc. warrants 9/18/25	1,038	61,445
EP Energy Corp. (b)(i)	7,975	13,159
Mesquite Energy, Inc. (b)(i)	3,543	268,900
Noble Corp. PLC:
warrants 2/4/28 (i)	600	16,548
warrants 2/4/28 (i)	600	14,304
Nostrum Oil & Gas LP warrants (b)(i)	6,753	0
PureWest Energy (b)(i)	105	196
PureWest Energy rights (b)(i)	63	0
Superior Energy Services, Inc. Class A (b)(i)	609	46,113
Tidewater, Inc. warrants 11/14/42 (i)	1,897	142,622
TOTAL ENERGY		1,062,740
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(i)	125,816	71,715
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(g)(i)	12,754	60,454
Southeastern Grocers, Inc. (b)(g)(i)	7,744	206,997
TOTAL FOOD & DRUG RETAIL		267,451
Telecommunications - 0.0%
Intelsat Jackson Holdings SA:
Series A rights (b)(i)	240	2,266
Series B rights (b)(i)	240	8,354
TOTAL TELECOMMUNICATIONS		10,620
Textiles/Apparel - 0.1%
Intelsat Emergence SA (b)(i)	2,308	97,051
Utilities - 0.3%
PG&E Corp. (i)	7,733	126,048
Vistra Corp.	3,895	127,444
TOTAL UTILITIES		253,492
TOTAL COMMON STOCKS (Cost $1,235,300)		1,769,106

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (e)(f)(j)	64,716	64,614
Air Transportation - 0.7%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1741% 11/23/28 (b)(e)(f)(j)	191,070	191,070
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.3161% 11/23/29 (b)(e)(f)(j)	30,000	29,760
CME Term SOFR 3 Month Index + 8.000% 13.4832% 11/23/29 (b)(e)(f)(j)	257,000	257,000
TOTAL AIR TRANSPORTATION		477,830
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9901% 2/1/27 (e)(f)(j)	28,102	27,771
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (e)(f)(j)	49,375	46,567
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 5/7/25 (b)(e)(f)(j)	116,175	112,690
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(j)	79,400	73,601
TOTAL CHEMICALS		186,291
Consumer Products - 0.1%
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 18.9347% 5/8/26 (b)(e)(f)(j)	74,493	73,658
Diversified Financial Services - 0.5%
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8998% 10/31/28 (e)(f)(j)	12,845	12,764
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (f)(j)(k)	125,000	124,010
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3901% 4/20/30 (e)(f)(j)	14,426	14,390
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(j)	246,841	246,841
TOTAL DIVERSIFIED FINANCIAL SERVICES		398,005
Diversified Media - 0.2%
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (e)(f)(j)	139,284	125,007
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(j)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(j)	28,000	0
TOTAL ENERGY		0
Food/Beverage/Tobacco - 0.1%
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.895% 4/18/28 (b)(e)(f)(j)	79,800	73,616
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 11/1/28 (e)(f)(j)	9,850	9,741
Homebuilders/Real Estate - 0.3%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(f)(j)	241,049	232,925
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.8901% 5/29/26 (e)(f)(j)	39,975	20,387
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6886% 2/15/27 (e)(f)(j)	4,913	4,874
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8347% 11/6/27 (e)(f)(j)	38,385	38,237
TOTAL INSURANCE		43,111
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 8/17/28 (e)(f)(j)	4,729	4,723
Services - 0.8%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4269% 12/20/29 (e)(f)(j)	2,000	2,006
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (e)(f)(j)	10,000	8,408
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/2/28 (e)(f)(j)	158,785	144,154
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(f)(j)	191,556	188,300
Maverick Purchaser Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 1/23/27 (e)(f)(j)	14,513	14,222
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(j)	192,817	164,376
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (e)(f)(j)	64,513	64,425
TOTAL SERVICES		585,891
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (e)(f)(j)	155,624	154,230
Technology - 1.1%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (e)(f)(j)	113,925	77,958
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (e)(f)(j)	88,034	85,157
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (b)(e)(f)(j)	4,474	4,398
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5741% 5/3/28 (e)(f)(j)	159,373	152,112
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(j)	195,765	194,563
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (e)(f)(j)	19,200	19,148
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(j)	286,989	286,344
TOTAL TECHNOLOGY		819,680
Telecommunications - 0.5%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (e)(f)(j)	368,150	326,273
TOTAL BANK LOAN OBLIGATIONS (Cost $3,815,365)		3,670,320

Preferred Securities - 4.7%
		Principal Amount (a)	Value ($)
Banks & Thrifts - 2.4%
AIB Group PLC 5.25% (Reg. S) (e)(l)	EUR	200,000	202,596
Banco de Sabadell SA 9.375% (Reg. S) (e)(l)	EUR	200,000	208,097
Banco Mercantil del Norte SA 7.625% (c)(e)(l)		40,000	36,266
Bank of America Corp.:
4.375% (e)(l)		100,000	80,770
5.875% (e)(l)		190,000	165,031
Bank of Communications Co. Ltd. 3.8% (Reg. S) (e)(l)		200,000	197,796
CaixaBank SA 5.875% (Reg. S) (e)(l)	EUR	200,000	191,908
Citigroup, Inc. 7.625% (e)(l)		120,000	116,574
Deutsche Bank AG 6.75% (e)(l)	EUR	200,000	181,688
Industrial & Commercial Bank of China Ltd. 3.2% (Reg. S) (e)(l)		200,000	184,700
Tinkoff Credit Systems 6% (b)(c)(d)(e)(l)		100,000	5,000
Woori Bank 4.25% (Reg. S) (e)(l)		200,000	192,900
TOTAL BANKS & THRIFTS			1,763,326
Building Materials - 0.3%
CEMEX S.A.B. de CV 5.125% (c)(e)(l)		200,000	185,593
Diversified Financial Services - 0.7%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(l)		200,000	160,143
Charles Schwab Corp. 5.375% (e)(l)		340,000	325,912
TOTAL DIVERSIFIED FINANCIAL SERVICES			486,055
Energy - 0.1%
Wintershall Dea Finance 2 BV 2.4985% (Reg. S) (e)(l)	EUR	100,000	93,337
Homebuilders/Real Estate - 0.1%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(l)	EUR	100,000	99,947
Technology - 0.3%
Network i2i Ltd. 5.65% (Reg. S) (e)(l)		200,000	194,126
Telecommunications - 0.3%
Telefonica Europe BV 6.75% (Reg. S) (e)(l)	EUR	200,000	206,958
Utilities - 0.5%
Electricite de France SA:
5% (Reg. S) (e)(l)	EUR	100,000	105,039
7.5% (Reg. S) (e)(l)	EUR	200,000	228,086
TOTAL UTILITIES			333,125
TOTAL PREFERRED SECURITIES (Cost $3,543,883)			3,362,467

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (m) (Cost $3,307,817)	3,307,248	3,307,910

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $80,856,641)	71,098,392
NET OTHER ASSETS (LIABILITIES) - 1.2%	891,182
NET ASSETS - 100.0%	71,989,574

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,141,233 or 51.6% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,679 or 0.6% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	78,791

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261

Northeast Grocery, Inc.	11/08/21	5,075

Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,730,646	16,993,482	16,416,218	86,318	-	-	3,307,910	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	298,338	298,338	14	-	-	-	0.0%
Total	2,730,646	17,291,820	16,714,556	86,332	-	-	3,307,910

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	107,671	-	-	107,671
Consumer Discretionary	77,752	-	-	77,752
Consumer Staples	267,451	-	-	267,451
Energy	1,062,544	530,305	204,067	328,172
Utilities	253,688	253,492	-	196

Corporate Bonds	57,861,266	-	57,193,121	668,145

Government Obligations	1,127,323	-	1,127,323	-

Bank Loan Obligations	3,670,320	-	2,260,062	1,410,258

Preferred Securities	3,362,467	-	3,357,467	5,000

Money Market Funds	3,307,910	3,307,910	-	-
Total Investments in Securities:	71,098,392	4,091,707	64,142,040	2,864,645

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$1,341,958
Net Realized Gain (Loss) on Investment Securities	848
Net Unrealized Gain (Loss) on Investment Securities	20,644
Cost of Purchases	192,109
Proceeds of Sales	(148,454)
Amortization/Accretion	3,153
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,410,258
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$20,644
Corporate Bonds
Beginning Balance	$1,006,268
Net Realized Gain (Loss) on Investment Securities	261
Net Unrealized Gain (Loss) on Investment Securities	(549,051)
Cost of Purchases	285,336
Proceeds of Sales	(75,521)
Amortization/Accretion	852
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$668,145
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$(118,646)
Other Investments in Securities
Beginning Balance	$1,018,185
Net Realized Gain (Loss) on Investment Securities	137,558
Net Unrealized Gain (Loss) on Investment Securities	(183,119)
Cost of Purchases	12,861
Proceeds of Sales	(199,243)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$786,242
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$(68,758)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $77,548,824)	$67,790,482
Fidelity Central Funds (cost $3,307,817)	3,307,910

Total Investment in Securities (cost $80,856,641)		$71,098,392
Cash		239,853
Foreign currency held at value (cost $13,446)		13,407
Receivable for investments sold		148,652
Receivable for fund shares sold		18,460
Dividends receivable		1,903
Interest receivable		1,058,870
Distributions receivable from Fidelity Central Funds		14,487
Prepaid expenses		105
Receivable from investment adviser for expense reductions		30,707
Total assets		72,624,836
Liabilities
Payable for investments purchased	$438,310
Payable for fund shares redeemed	24,433
Distributions payable	50,161
Accrued management fee	42,108
Distribution and service plan fees payable	3,233
Other affiliated payables	12,574
Audit fee payable	47,325
Other payables and accrued expenses	17,118
Total Liabilities		635,262
Net Assets		$71,989,574
Net Assets consist of:
Paid in capital		$95,522,262
Total accumulated earnings (loss)		(23,532,688)
Net Assets		$71,989,574

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,601,606 ÷ 943,564 shares)(a)		$8.06
Maximum offering price per share (100/96.00 of $8.06)		$8.40
Class M :
Net Asset Value and redemption price per share ($2,508,242 ÷ 311,388 shares)(a)		$8.06
Maximum offering price per share (100/96.00 of $8.06)		$8.40
Class C :
Net Asset Value and offering price per share ($1,310,396 ÷ 162,664 shares)(a)		$8.06
Global High Income :
Net Asset Value, offering price and redemption price per share ($57,757,217 ÷ 7,168,618 shares)		$8.06
Class I :
Net Asset Value, offering price and redemption price per share ($2,812,113 ÷ 349,044 shares)		$8.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$91,424
Interest		2,325,861
Income from Fidelity Central Funds (including $14 from security lending)		86,332
Total Income		2,503,617
Expenses
Management fee	$263,602
Transfer agent fees	61,143
Distribution and service plan fees	20,217
Accounting fees	15,715
Custodian fees and expenses	6,739
Independent trustees' fees and expenses	191
Registration fees	57,191
Audit	49,181
Legal	(9,279)
Miscellaneous	148
Total expenses before reductions	464,848
Expense reductions	(147,161)
Total expenses after reductions		317,687
Net Investment income (loss)		2,185,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,445,693)
Foreign currency transactions	(4,000)
Total net realized gain (loss)		(2,449,693)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(854,742)
Assets and liabilities in foreign currencies	(5,000)
Total change in net unrealized appreciation (depreciation)		(859,742)
Net gain (loss)		(3,309,435)
Net increase (decrease) in net assets resulting from operations		$(1,123,505)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,185,930	$4,276,750
Net realized gain (loss)	(2,449,693)	(6,611,422)
Change in net unrealized appreciation (depreciation)	(859,742)	2,033,258
Net increase (decrease) in net assets resulting from operations	(1,123,505)	(301,414)
Distributions to shareholders	(1,648,255)	(3,486,392)
Distributions to shareholders from tax return of capital	-	(291,964)

Total Distributions	(1,648,255)	(3,778,356)
Share transactions - net increase (decrease)	(3,568,261)	(13,836,765)
Total increase (decrease) in net assets	(6,340,021)	(17,916,535)

Net Assets
Beginning of period	78,329,595	96,246,130
End of period	$71,989,574	$78,329,595

Financial Highlights
Fidelity Advisor® Global High Income Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.36	$8.69	$9.79	$8.38	$9.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.230	.422	.367	.391	.445	.468
Net realized and unrealized gain (loss)	(.359)	(.382)	(1.089)	1.394	(1.120)	(.115)
Total from investment operations	(.129)	.040	(.722)	1.785	(.675)	.353
Distributions from net investment income	(.171)	(.341)	(.378)	(.375)	(.425)	(.457)
Distributions from net realized gain	-	-	-	-	-	(.026)
Tax return of capital	-	(.029)	-	-	-	-
Total distributions	(.171)	(.370)	(.378)	(.375)	(.425)	(.483)
Net asset value, end of period	$8.06	$8.36	$8.69	$9.79	$8.38	$9.48
Total Return C,D,E	(1.56)%	.64%	(7.64)%	21.59%	(7.44)%	3.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44% H	1.38%	1.37%	1.34%	1.34%	1.32%
Expenses net of fee waivers, if any	1.04% H	1.17%	1.16%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.04% H	1.17%	1.16%	1.25%	1.25%	1.25%
Net investment income (loss)	5.54% H	5.13%	3.89%	4.17%	4.77%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,602	$7,663	$15,467	$8,582	$5,927	$7,365
Portfolio turnover rate I	42% H	29%	45%	53%	54%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.36	$8.69	$9.79	$8.38	$9.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.230	.421	.372	.389	.445	.467
Net realized and unrealized gain (loss)	(.359)	(.381)	(1.094)	1.396	(1.120)	(.114)
Total from investment operations	(.129)	.040	(.722)	1.785	(.675)	.353
Distributions from net investment income	(.171)	(.341)	(.378)	(.375)	(.425)	(.457)
Distributions from net realized gain	-	-	-	-	-	(.026)
Tax return of capital	-	(.029)	-	-	-	-
Total distributions	(.171)	(.370)	(.378)	(.375)	(.425)	(.483)
Net asset value, end of period	$8.06	$8.36	$8.69	$9.79	$8.38	$9.48
Total Return C,D,E	(1.56)%	.64%	(7.64)%	21.59%	(7.44)%	3.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.45%	1.41%	1.41%	1.41%	1.40%
Expenses net of fee waivers, if any	1.04% H	1.17%	1.16%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.03% H	1.17%	1.16%	1.25%	1.25%	1.25%
Net investment income (loss)	5.54% H	5.13%	3.89%	4.16%	4.77%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,508	$2,634	$3,118	$3,164	$2,928	$3,971
Portfolio turnover rate I	42% H	29%	45%	53%	54%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.36	$8.69	$9.79	$8.38	$9.48	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.200	.360	.301	.319	.375	.398
Net realized and unrealized gain (loss)	(.360)	(.381)	(1.094)	1.396	(1.119)	(.115)
Total from investment operations	(.160)	(.021)	(.793)	1.715	(.744)	.283
Distributions from net investment income	(.140)	(.285)	(.307)	(.305)	(.356)	(.387)
Distributions from net realized gain	-	-	-	-	-	(.026)
Tax return of capital	-	(.024)	-	-	-	-
Total distributions	(.140)	(.309)	(.307)	(.305)	(.356)	(.413)
Net asset value, end of period	$8.06	$8.36	$8.69	$9.79	$8.38	$9.48
Total Return C,D,E	(1.93)%	(.11)%	(8.33)%	20.69%	(8.13)%	3.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	2.25% H	2.20%	2.12%	2.14%	2.11%	2.08%
Expenses net of fee waivers, if any	1.78% H	1.92%	1.91%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.77% H	1.92%	1.91%	2.00%	2.00%	2.00%
Net investment income (loss)	4.80% H	4.38%	3.14%	3.41%	4.02%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,310	$1,599	$2,246	$3,249	$2,684	$3,723
Portfolio turnover rate I	42% H	29%	45%	53%	54%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Global High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.36	$8.69	$9.79	$8.38	$9.48	$9.62
Income from Investment Operations
Net investment income (loss) A,B	.241	.442	.397	.413	.468	.491
Net realized and unrealized gain (loss)	(.359)	(.381)	(1.094)	1.395	(1.119)	(.125)
Total from investment operations	(.118)	.061	(.697)	1.808	(.651)	.366
Distributions from net investment income	(.182)	(.361)	(.403)	(.398)	(.449)	(.480)
Distributions from net realized gain	-	-	-	-	-	(.026)
Tax return of capital	-	(.030)	-	-	-	-
Total distributions	(.182)	(.391)	(.403)	(.398)	(.449)	(.506)
Net asset value, end of period	$8.06	$8.36	$8.69	$9.79	$8.38	$9.48
Total Return C,D	(1.44)%	.89%	(7.40)%	21.89%	(7.21)%	4.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.16% G	1.10%	1.04%	1.04%	1.03%	1.01%
Expenses net of fee waivers, if any	.79% G	.92%	.91%	1.00%	1.00%	1.00%
Expenses net of all reductions	.78% G	.92%	.91%	1.00%	1.00%	1.00%
Net investment income (loss)	5.79% G	5.38%	4.15%	4.41%	5.02%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$57,757	$63,000	$72,441	$89,338	$73,039	$97,619
Portfolio turnover rate H	42% G	29%	45%	53%	54%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Global High Income Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.36	$8.69	$9.79	$8.38	$9.48	$9.62
Income from Investment Operations
Net investment income (loss) A,B	.241	.442	.400	.411	.473	.491
Net realized and unrealized gain (loss)	(.359)	(.381)	(1.097)	1.397	(1.124)	(.125)
Total from investment operations	(.118)	.061	(.697)	1.808	(.651)	.366
Distributions from net investment income	(.182)	(.361)	(.403)	(.398)	(.449)	(.480)
Distributions from net realized gain	-	-	-	-	-	(.026)
Tax return of capital	-	(.030)	-	-	-	-
Total distributions	(.182)	(.391)	(.403)	(.398)	(.449)	(.506)
Net asset value, end of period	$8.06	$8.36	$8.69	$9.79	$8.38	$9.48
Total Return C,D	(1.44)%	.89%	(7.40)%	21.89%	(7.21)%	4.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.18% G	1.15%	1.05%	1.05%	1.03%	1.05%
Expenses net of fee waivers, if any	.78% G	.92%	.91%	1.00%	1.00%	1.00%
Expenses net of all reductions	.77% G	.92%	.91%	1.00%	1.00%	1.00%
Net investment income (loss)	5.80% G	5.38%	4.14%	4.42%	5.02%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,812	$3,433	$2,975	$7,844	$4,350	$7,352
Portfolio turnover rate H	42% G	29%	45%	53%	54%	44%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global High Income and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$781,242	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.0 - 5.3 / 4.5	Increase
		Market approach	Transaction price	$75.89	Increase
		Recovery value	Recovery value	$0.00 - $1.86 / $1.86	Increase
		Discounted cash flow	Discount rate	5.6% - 13.5% / 10.0%	Decrease
			Term	0.2	Increase
		Black scholes	Discount rate	5.5%	Increase
			Volatility	45%	Increase
			Term	0.7	Increase
Corporate Bonds	$668,145	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,850.00	Increase
		Indicative market price	Evaluated bid	$2.19 - $100.01 / $80.77	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	19.1%	Decrease
		Black scholes	Discount rate	5.5%	Increase
			Volatility	45.0%	Increase
			Term	0.7	Increase
Bank Loan Obligations	$1,410,258	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market price	Evaluated bid	$97.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	9.4% - 15.6% / 12.8%	Decrease
			Discount rate	20.0%	Decrease
Preferred Securities	$5,000	Indicative market price	Evaluated bid	$5.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, certain conversion ratio adjustments, capital loss carryforwards, tax return of capital distribution and losses deferred due to wash sales.

For the period ended April 30, 2023, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,737,068
Gross unrealized depreciation	(11,105,027)
Net unrealized appreciation (depreciation)	$(9,367,959)
Tax cost	$80,466,351

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,607,422)
Long-term	(10,450,384)
Total capital loss carryforward	$(12,057,806)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global High Income Fund	14,417,263	17,478,908

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$9,615	$140
Class M	- %	.25%	3,234	-
Class C	.75%	.25%	7,368	401
			$20,217	$541

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$467
Class M	205
Class C A	41
$713

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$7,124.18
Class M	3,254.25
Class C	1,877.25
Global High Income	46,117.15
Class I	2,771.17
	$61,143

A Annualized.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.1824%
Class M	0.2000%
Class C	0.2000%
Global High Income	0.1497%
Class I	0.1928%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Global High Income Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Global High Income Fund	0.0414%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global High Income Fund	$64
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global High Income Fund	$1	$-	$-

8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.15%/1.05%A	$15,280
Class M	1.15%/1.05%A	6,034
Class C	1.90%/1.80%A	3,495
Global High Income	.90%/.80%A	112,366
Class I	.90%/.80%A	6,361
		$143,536
A  Expense limitation effective June 1, 2023.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,099. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	10

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,516.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Global High Income Fund
Distributions to shareholders
Class A	$159,573	$380,555
Class M	53,746	118,501
Class C	25,133	69,010
Global High Income	1,340,113	3,044,980
Class I	69,690	165,310
Total	$1,648,255	$3,778,356

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Global High Income Fund
Class A
Shares sold	79,142	117,663	$658,084	$965,194
Reinvestment of distributions	18,913	45,152	155,716	370,851
Shares redeemed	(71,263)	(1,026,071)	(586,738)	(8,638,977)
Net increase (decrease)	26,792	(863,256)	$227,062	$(7,302,932)
Class M
Shares sold	11,188	29,016	$93,373	$241,895
Reinvestment of distributions	6,450	14,213	53,092	116,461
Shares redeemed	(21,437)	(86,940)	(175,882)	(717,956)
Net increase (decrease)	(3,799)	(43,711)	$(29,417)	$(359,600)
Class C
Shares sold	7,432	14,105	$61,758	$115,329
Reinvestment of distributions	3,041	8,356	25,038	68,433
Shares redeemed	(39,125)	(89,592)	(324,435)	(738,846)
Net increase (decrease)	(28,652)	(67,131)	$(237,639)	$(555,084)
Global High Income
Shares sold	507,301	1,464,734	$4,199,268	$12,141,545
Reinvestment of distributions	125,071	287,398	1,029,877	2,353,838
Shares redeemed	(1,000,303)	(2,551,630)	(8,246,313)	(20,718,743)
Net increase (decrease)	(367,931)	(799,498)	$(3,017,168)	$(6,223,360)
Class I
Shares sold	50,386	411,632	$416,612	$3,447,408
Reinvestment of distributions	6,854	16,694	56,446	137,183
Shares redeemed	(119,039)	(359,777)	(984,157)	(2,980,380)
Net increase (decrease)	(61,799)	68,549	$(511,099)	$604,211

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.

14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Global High Income Fund
Class A	1.04%
Actual		$ 1,000	$ 984.40	$ 5.19
Hypothetical-B		$ 1,000	$ 1,019.91	$ 5.28
Class M	1.04%
Actual		$ 1,000	$ 984.40	$ 5.19
Hypothetical-B		$ 1,000	$ 1,019.91	$ 5.28
Class C	1.78%
Actual		$ 1,000	$ 980.70	$ 8.86
Hypothetical-B		$ 1,000	$ 1,016.19	$ 9.02
Fidelity® Global High Income Fund	.79%
Actual		$ 1,000	$ 985.60	$ 3.94
Hypothetical-B		$ 1,000	$ 1,021.17	$ 4.01
Class I	.78%
Actual		$ 1,000	$ 985.60	$ 3.89
Hypothetical-B		$ 1,000	$ 1,021.22	$ 3.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Global High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2022 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its mapped group, which consists primarily of domestic high income funds, and also that the fund invests in an asset allocation strategy on top of its global allocation, and, as such, competitive rankings are less meaningful.
The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.926252.112
GHI-SANN-1223
Fidelity® Healthy Future Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

NVIDIA Corp.	9.0
Procter & Gamble Co.	7.6
UnitedHealth Group, Inc.	7.6
Nestle SA (Reg. S)	6.6
Thermo Fisher Scientific, Inc.	4.3
L'Oreal SA	3.9
Vertex Pharmaceuticals, Inc.	3.8
Tesla, Inc.	3.3
AIA Group Ltd.	2.6
Eli Lilly & Co.	2.6
51.3

Market Sectors (% of Fund's net assets)

Health Care	37.4
Consumer Staples	26.7
Consumer Discretionary	11.9
Information Technology	11.1
Financials	9.5
Industrials	3.6
Utilities	0.9
Real Estate	0.8

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.9)%

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 101.9%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 1.1%
Aptiv PLC (a)	742	64,702
Automobiles - 3.3%
Tesla, Inc. (a)	966	194,011
Hotels, Restaurants & Leisure - 2.9%
Cava Group, Inc.	453	14,310
Chipotle Mexican Grill, Inc. (a)	55	106,821
Hilton Worldwide Holdings, Inc.	320	48,490
Sweetgreen, Inc. Class A (a)	480	4,958
		174,579
Leisure Products - 0.4%
YETI Holdings, Inc. (a)	518	22,025
Specialty Retail - 2.2%
TJX Companies, Inc.	1,013	89,215
Warby Parker, Inc. (a)	2,970	38,551
		127,766
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	89	53,138
lululemon athletica, Inc. (a)	47	18,494
On Holding AG (a)	1,901	48,799
		120,431
TOTAL CONSUMER DISCRETIONARY		703,514
CONSUMER STAPLES - 26.7%
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	143	78,999
Dollar Tree, Inc. (a)	180	19,996
U.S. Foods Holding Corp. (a)	864	33,644
		132,639
Food Products - 7.1%
Freshpet, Inc. (a)	501	28,757
Nestle SA (Reg. S)	3,615	389,837
		418,594
Household Products - 11.3%
Church & Dwight Co., Inc.	1,222	111,129
Colgate-Palmolive Co.	1,420	106,670
Procter & Gamble Co.	2,993	449,040
		666,839
Personal Care Products - 6.0%
elf Beauty, Inc. (a)	584	54,096
Estee Lauder Companies, Inc. Class A	250	32,218
Kenvue, Inc.	2,001	37,219
L'Oreal SA	553	232,443
		355,976
TOTAL CONSUMER STAPLES		1,574,048
FINANCIALS - 9.5%
Capital Markets - 1.4%
BlackRock, Inc. Class A	136	83,270
Insurance - 8.1%
AIA Group Ltd.	17,874	155,214
Chubb Ltd.	577	123,836
Globe Life, Inc.	561	65,278
Hartford Financial Services Group, Inc.	633	46,494
Marsh & McLennan Companies, Inc.	457	86,670
		477,492
TOTAL FINANCIALS		560,762
HEALTH CARE - 37.4%
Biotechnology - 6.5%
Gilead Sciences, Inc.	1,372	107,757
Moderna, Inc. (a)	686	52,109
Vertex Pharmaceuticals, Inc. (a)	620	224,508
		384,374
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	1,261	119,228
Boston Scientific Corp. (a)	1,704	87,228
DexCom, Inc. (a)	242	21,497
Penumbra, Inc. (a)	178	34,025
The Cooper Companies, Inc.	75	23,381
TransMedics Group, Inc. (a)	402	15,067
		300,426
Health Care Providers & Services - 15.0%
agilon health, Inc. (a)	5,229	94,122
Centene Corp. (a)	1,891	130,441
CVS Health Corp.	1,737	119,870
LifeStance Health Group, Inc. (a)	8,060	46,990
Molina Healthcare, Inc. (a)	120	39,954
Surgery Partners, Inc. (a)	136	3,146
UnitedHealth Group, Inc.	834	446,657
		881,180
Life Sciences Tools & Services - 6.3%
Agilent Technologies, Inc.	367	37,937
Danaher Corp.	400	76,808
Thermo Fisher Scientific, Inc.	570	253,519
		368,264
Pharmaceuticals - 4.5%
Eli Lilly & Co.	280	155,100
UCB SA	1,232	90,025
Zoetis, Inc. Class A	144	22,608
		267,733
TOTAL HEALTH CARE		2,201,977
INDUSTRIALS - 3.6%
Commercial Services & Supplies - 0.1%
Veralto Corp.	133	9,177
Electrical Equipment - 1.5%
Generac Holdings, Inc. (a)	331	27,827
Sensata Technologies, Inc. PLC	1,938	61,783
		89,610
Ground Transportation - 2.0%
Uber Technologies, Inc. (a)	2,673	115,687
TOTAL INDUSTRIALS		214,474
INFORMATION TECHNOLOGY - 11.1%
Semiconductors & Semiconductor Equipment - 9.0%
NVIDIA Corp.	1,296	528,508
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	635	108,439
Samsung Electronics Co. Ltd. GDR (Reg. S)	13	16,198
		124,637
TOTAL INFORMATION TECHNOLOGY		653,145
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Welltower, Inc.	596	49,832
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	892	52,004
TOTAL COMMON STOCKS (Cost $5,993,601)		6,009,756

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,993,601)	6,009,756
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(114,706)
NET ASSETS - 100.0%	5,895,050

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	25,605	2,508,144	2,533,749	2,736	-	-	-	0.0%
Total	25,605	2,508,144	2,533,749	2,736	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	703,514	703,514	-	-
Consumer Staples	1,574,048	951,768	622,280	-
Financials	560,762	405,548	155,214	-
Health Care	2,201,977	2,201,977	-	-
Industrials	214,474	214,474	-	-
Information Technology	653,145	653,145	-	-
Real Estate	49,832	49,832	-	-
Utilities	52,004	52,004	-	-

Total Investments in Securities:	6,009,756	5,232,262	777,494	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $5,993,601):		$6,009,756
Foreign currency held at value (cost $7)		7
Receivable for fund shares sold		4,133
Dividends receivable		7,550
Distributions receivable from Fidelity Central Funds		342
Prepaid expenses		7
Receivable from investment adviser for expense reductions		2,996
Total assets		6,024,791
Liabilities
Payable to custodian bank	$102,274
Payable for fund shares redeemed	3,616
Accrued management fee	3,421
Distribution and service plan fees payable	468
Other affiliated payables	1,391
Audit fee payable	17,159
Other payables and accrued expenses	1,412
Total Liabilities		129,741
Net Assets		$5,895,050
Net Assets consist of:
Paid in capital		$6,020,255
Total accumulated earnings (loss)		(125,205)
Net Assets		$5,895,050

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($478,857 ÷ 47,583 shares)(a)		$10.06
Maximum offering price per share (100/94.25 of $10.06)		$10.67
Class M :
Net Asset Value and redemption price per share ($606,393 ÷ 60,467 shares)(a)		$10.03
Maximum offering price per share (100/96.50 of $10.03)		$10.39
Class C :
Net Asset Value and offering price per share ($149,353 ÷ 15,002 shares)(a)		$9.96
Fidelity Healthy Future Fund :
Net Asset Value, offering price and redemption price per share ($4,444,506 ÷ 440,382 shares)		$10.09
Class I :
Net Asset Value, offering price and redemption price per share ($113,996 ÷ 11,298 shares)		$10.09
Class Z :
Net Asset Value, offering price and redemption price per share ($101,945 ÷ 10,082 shares)		$10.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$23,635
Interest		56
Income from Fidelity Central Funds		2,736
Total Income		26,427
Expenses
Management fee	$18,346
Transfer agent fees	7,001
Distribution and service plan fees	2,200
Accounting fees and expenses	965
Custodian fees and expenses	2,725
Independent trustees' fees and expenses	12
Registration fees	26,096
Audit	19,400
Legal	2
Miscellaneous	8
Total expenses before reductions	76,755
Expense reductions	(46,459)
Total expenses after reductions		30,296
Net Investment income (loss)		(3,869)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,898)
Foreign currency transactions	35
Total net realized gain (loss)		(36,863)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(305,676)
Assets and liabilities in foreign currencies	(46)
Total change in net unrealized appreciation (depreciation)		(305,722)
Net gain (loss)		(342,585)
Net increase (decrease) in net assets resulting from operations		$(346,454)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	For the period May 24, 2022 (commencement of operations) through April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,869)	$2,409
Net realized gain (loss)	(36,863)	(100,000)
Change in net unrealized appreciation (depreciation)	(305,722)	321,841
Net increase (decrease) in net assets resulting from operations	(346,454)	224,250
Distributions to shareholders	(3,025)	-

Share transactions - net increase (decrease)	2,175,585	3,844,694
Total increase (decrease) in net assets	1,826,106	4,068,944

Net Assets
Beginning of period	4,068,944	-
End of period	$5,895,050	$4,068,944

Financial Highlights
Fidelity Advisor® Healthy Future Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.01)
Net realized and unrealized gain (loss)	(.49)	.58
Total from investment operations	(.51)	.57
Net asset value, end of period	$10.06	$10.57
Total Return D,E,F	(4.82)%	5.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.01% I	9.78% I,J
Expenses net of fee waivers, if any	1.30% I	1.29% I
Expenses net of all reductions	1.29% I	1.29% I
Net investment income (loss)	(.31)% I	(.09)% I
Supplemental Data
Net assets, end of period (000 omitted)	$479	$205
Portfolio turnover rate K	32% I	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Healthy Future Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.03)
Net realized and unrealized gain (loss)	(.48)	.57
Total from investment operations	(.51)	.54
Net asset value, end of period	$10.03	$10.54
Total Return D,E,F	(4.84)%	5.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.01% I	10.17% I,J
Expenses net of fee waivers, if any	1.54% I	1.54% I
Expenses net of all reductions	1.53% I	1.54% I
Net investment income (loss)	(.56)% I	(.34)% I
Supplemental Data
Net assets, end of period (000 omitted)	$606	$136
Portfolio turnover rate K	32% I	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Healthy Future Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.08)
Net realized and unrealized gain (loss)	(.47)	.57
Total from investment operations	(.53)	.49
Net asset value, end of period	$9.96	$10.49
Total Return D,E,F	(5.05)%	4.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.82% I	10.48% I,J
Expenses net of fee waivers, if any	2.05% I	2.04% I
Expenses net of all reductions	2.04% I	2.04% I
Net investment income (loss)	(1.07)% I	(.84)% I
Supplemental Data
Net assets, end of period (000 omitted)	$149	$130
Portfolio turnover rate K	32% I	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Healthy Future Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02
Net realized and unrealized gain (loss)	(.49)	.57
Total from investment operations	(.49)	.59
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$10.09	$10.59
Total Return E,F	(4.65)%	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.76% I	9.38% I,J
Expenses net of fee waivers, if any	1.05% I	1.04% I
Expenses net of all reductions	1.04% I	1.04% I
Net investment income (loss)	(.06)% I	.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,445	$3,376
Portfolio turnover rate K	32% I	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAudit fees are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Healthy Future Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	-	.02
Net realized and unrealized gain (loss)	(.49)	.57
Total from investment operations	(.49)	.59
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$10.09	$10.59
Total Return D,E	(4.65)%	5.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.81% H	9.48% H,I
Expenses net of fee waivers, if any	1.05% H	1.05% H
Expenses net of all reductions	1.04% H	1.04% H
Net investment income (loss)	(.07)% H	.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$115
Portfolio turnover rate J	32% H	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Healthy Future Fund Class Z

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	-	.03
Net realized and unrealized gain (loss)	(.49)	.58
Total from investment operations	(.49)	.61
Distributions from net investment income	(.01)	-
Total distributions	(.01)	-
Net asset value, end of period	$10.11	$10.61
Total Return D,E	(4.64)%	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.65% H	9.34% H,I
Expenses net of fee waivers, if any	.90% H	.90% H
Expenses net of all reductions	.89% H	.89% H
Net investment income (loss)	.08% H	.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$107
Portfolio turnover rate J	32% H	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Healthy Future Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Healthy Future Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$527,115
Gross unrealized depreciation	(541,847)
Net unrealized appreciation (depreciation)	$(14,732)
Tax cost	$6,024,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(69,420)
Long-term	(221)
Total capital loss carryforward	$(69,641)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Healthy Future Fund	3,255,586	861,523
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$567	$457
Class M	.25%	.25%	893	286
Class C	.75%	.25%	740	663
			$2,200	$1,406

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$505
Class M	76
Class CA	27
$608
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$627.28
Class M	349.20
Class C	195.26
Fidelity Healthy Future Fund	5,692.27
Class I	115.19
Class Z	23.04
	$7,001
A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000
Class M	0.1988
Class C	0.2000
Fidelity Healthy Future Fund	0.1792
Class I	0.2000

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Healthy Future Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Healthy Future Fund	0.0354

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Healthy Future Fund	$27

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Healthy Future Fund	70,300	9,586	(1,365)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Healthy Future Fund	$4
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.30%	$3,869
Class M	1.55%	2,618
Class C	2.05%	1,310
Fidelity Healthy Future Fund	1.05%	36,276
Class I	1.05%	1,064
Class Z	.90%	948
		$46,085

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $264.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $110.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

Six months ended October 31, 2023
Fidelity Healthy Future Fund
Distributions to shareholders
Fidelity Healthy Future Fund	$2,853
Class I	91
Class Z	81
Total	$3,025
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023 A	Six months ended October 31, 2023	Year ended April 30, 2023 A
Fidelity Healthy Future Fund
Class A
Shares sold	33,949	21,624	$365,491	$214,288
Shares redeemed	(5,793)	(2,197)	(63,972)	(22,414)
Net increase (decrease)	28,156	19,427	$301,519	$191,874
Class M
Shares sold	53,289	12,903	$570,457	$129,961
Shares redeemed	(5,725)	-	(62,116)	-
Net increase (decrease)	47,564	12,903	$508,341	$129,961
Class C
Shares sold	3,053	12,345	$32,733	$123,179
Shares redeemed	(396)	-	(4,201)	-
Net increase (decrease)	2,657	12,345	$28,532	$123,179
Fidelity Healthy Future Fund
Shares sold	204,478	405,307	$2,204,933	$4,047,257
Reinvestment of distributions	215	-	2,296	-
Shares redeemed	(83,029)	(86,589)	(874,455)	(856,749)
Net increase (decrease)	121,664	318,718	$1,332,774	$3,190,508
Class I
Shares sold	505	10,884	$5,348	$108,773
Reinvestment of distributions	9	-	91	-
Shares redeemed	(100)	-	(1,101)	-
Net increase (decrease)	414	10,884	$4,338	$108,773
Class Z
Shares sold	-	10,820	$ -	$107,700
Reinvestment of distributions	8	-	81	-
Shares redeemed	-	(746)	-	(7,301)
Net increase (decrease)	8	10,074	$81	$100,399
A For the period May 24, 2022 (commencement of operations) through April 30, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Healthy Future Fund	17%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Healthy Future Fund
Class A **	1.30%
Actual		$ 1,000	$ 951.80	$ 6.38
Hypothetical-B		$ 1,000	$ 1,018.60	$ 6.60
Class M	1.54%
Actual		$ 1,000	$ 951.60	$ 7.55
Hypothetical-B		$ 1,000	$ 1,017.39	$ 7.81
Class C	2.05%
Actual		$ 1,000	$ 949.50	$ 10.05
Hypothetical-B		$ 1,000	$ 1,014.83	$ 10.38
Fidelity® Healthy Future Fund **	1.05%
Actual		$ 1,000	$ 953.50	$ 5.16
Hypothetical-B		$ 1,000	$ 1,019.86	$ 5.33
Class I	1.05%
Actual		$ 1,000	$ 953.50	$ 5.16
Hypothetical-B		$ 1,000	$ 1,019.86	$ 5.33
Class Z	.90%
Actual		$ 1,000	$ 953.60	$ 4.42
Hypothetical-B		$ 1,000	$ 1,020.61	$ 4.57

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective December 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® Healthy Future Fund
Class A	1.22%
Actual		$ 5.99
Hypothetical- B		$ 6.19
Fidelity® Healthy Future Fund	.98%
Actual		$ 4.81
Hypothetical- B		$ 4.98

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Healthy Future Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2022 and below the competitive median of the asset size peer group for the period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for the period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2022. The Board noted that, when compared to classes in the similar sales load structure group with thematic strategies, the retail class of the fund was not above the median.
The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9904958.101
HWF-SANN-1223
Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Marsh & McLennan Companies, Inc.	1.2
Accenture PLC Class A	1.1
FTI Consulting, Inc.	1.1
Humana, Inc.	1.1
Cboe Global Markets, Inc.	1.1
T-Mobile U.S., Inc.	1.1
Microsoft Corp.	1.1
Linde PLC	1.1
Waste Connections, Inc. (United States)	1.1
UnitedHealth Group, Inc.	1.1
11.1

Market Sectors (% of Fund's net assets)

Health Care	23.3
Information Technology	16.1
Consumer Staples	15.7
Financials	15.0
Industrials	9.3
Utilities	5.0
Consumer Discretionary	5.0
Communication Services	4.9
Materials	2.5
Energy	2.2
Investment Companies	0.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	82,498	1,270,469
Verizon Communications, Inc.	40,809	1,433,620
		2,704,089
Entertainment - 1.7%
Electronic Arts, Inc.	12,032	1,489,441
IMAX Corp. (a)	31,400	571,794
TKO Group Holdings, Inc.	14,090	1,155,098
		3,216,333
Media - 0.7%
Comcast Corp. Class A	32,621	1,346,921
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	14,247	2,049,573
TOTAL COMMUNICATION SERVICES		9,316,916
CONSUMER DISCRETIONARY - 5.0%
Diversified Consumer Services - 0.8%
Grand Canyon Education, Inc. (a)	13,229	1,565,388
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	6,246	1,637,514
Yum! Brands, Inc.	12,057	1,457,209
		3,094,723
Specialty Retail - 2.5%
Murphy U.S.A., Inc.	3,894	1,412,315
O'Reilly Automotive, Inc. (a)	1,611	1,498,939
TJX Companies, Inc.	19,945	1,756,556
		4,667,810
TOTAL CONSUMER DISCRETIONARY		9,327,921
CONSUMER STAPLES - 15.7%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.)	4,472	1,047,119
Keurig Dr. Pepper, Inc.	45,119	1,368,459
Monster Beverage Corp.	34,857	1,781,193
The Coca-Cola Co.	26,751	1,511,164
		5,707,935
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	12,900	878,748
Sprouts Farmers Market LLC (a)	30,165	1,267,533
Walmart, Inc.	11,566	1,890,000
		4,036,281
Food Products - 5.3%
Archer Daniels Midland Co.	16,391	1,173,104
Bunge Ltd.	9,019	955,834
Ingredion, Inc.	17,823	1,667,876
McCormick & Co., Inc. (non-vtg.)	17,379	1,110,518
Mondelez International, Inc.	27,839	1,843,220
Nestle SA (Reg. S)	11,316	1,220,304
The Hershey Co.	7,607	1,425,171
Tyson Foods, Inc. Class A	10,626	492,515
		9,888,542
Household Products - 4.1%
Colgate-Palmolive Co.	20,491	1,539,284
Kimberly-Clark Corp.	11,961	1,431,014
Procter & Gamble Co.	11,928	1,789,558
Reynolds Consumer Products, Inc.	61,663	1,568,090
The Clorox Co.	11,999	1,412,282
		7,740,228
Personal Care Products - 0.3%
Kenvue, Inc.	33,700	626,820
Tobacco - 0.9%
Philip Morris International, Inc.	18,616	1,659,803
TOTAL CONSUMER STAPLES		29,659,609
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Diamondback Energy, Inc.	6,600	1,058,112
Exxon Mobil Corp.	16,869	1,785,584
Phillips 66 Co.	12,100	1,380,247
		4,223,943
FINANCIALS - 15.0%
Banks - 0.5%
1st Source Corp.	8,473	386,538
Community Trust Bancorp, Inc.	13,681	513,858
		900,396
Capital Markets - 2.6%
Cboe Global Markets, Inc.	12,541	2,055,344
CME Group, Inc.	6,700	1,430,182
Intercontinental Exchange, Inc.	9,176	985,869
PJT Partners, Inc. (b)	6,500	509,340
		4,980,735
Financial Services - 1.9%
MasterCard, Inc. Class A	4,659	1,753,415
Visa, Inc. Class A	7,542	1,773,124
		3,526,539
Insurance - 10.0%
American Financial Group, Inc.	11,058	1,209,303
Aon PLC	4,763	1,473,672
Arthur J. Gallagher & Co.	8,023	1,889,336
Brown & Brown, Inc.	22,825	1,584,512
Chubb Ltd.	7,938	1,703,654
Everest Re Group Ltd.	4,205	1,663,582
Globe Life, Inc.	7,073	823,014
Hartford Financial Services Group, Inc.	14,142	1,038,730
Marsh & McLennan Companies, Inc.	11,574	2,195,010
Progressive Corp.	11,011	1,740,729
Selective Insurance Group, Inc.	17,490	1,820,884
The Travelers Companies, Inc.	10,233	1,713,414
		18,855,840
TOTAL FINANCIALS		28,263,510
HEALTH CARE - 23.3%
Biotechnology - 6.7%
AbbVie, Inc.	10,278	1,451,048
Alkermes PLC (a)	21,334	516,069
Biogen, Inc. (a)	4,763	1,131,403
Exelixis, Inc. (a)	79,669	1,640,385
Gilead Sciences, Inc.	18,545	1,456,524
Incyte Corp. (a)	21,895	1,180,797
Regeneron Pharmaceuticals, Inc. (a)	2,417	1,884,994
United Therapeutics Corp. (a)	5,834	1,300,165
Vertex Pharmaceuticals, Inc. (a)	5,556	2,011,883
		12,573,268
Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	6,275	1,586,195
Boston Scientific Corp. (a)	27,419	1,403,579
		2,989,774
Health Care Providers & Services - 6.6%
Cencora, Inc.	9,167	1,697,270
Chemed Corp.	2,778	1,563,042
Cigna Group	6,308	1,950,434
CVS Health Corp.	5,761	397,567
Elevance Health, Inc.	3,188	1,434,887
Humana, Inc.	3,943	2,064,910
Quest Diagnostics, Inc.	10,816	1,407,162
UnitedHealth Group, Inc.	3,792	2,030,844
		12,546,116
Life Sciences Tools & Services - 2.1%
Danaher Corp.	4,834	928,225
QIAGEN NV (a)	32,975	1,234,254
Thermo Fisher Scientific, Inc.	3,965	1,763,513
		3,925,992
Pharmaceuticals - 6.3%
AstraZeneca PLC (United Kingdom)	13,130	1,643,925
Bristol-Myers Squibb Co.	24,553	1,265,216
Eli Lilly & Co.	3,552	1,967,559
Johnson & Johnson	8,997	1,334,615
Merck & Co., Inc.	17,167	1,763,051
Roche Holding AG (participation certificate)	4,181	1,077,484
Royalty Pharma PLC	36,961	993,142
Sanofi SA sponsored ADR	39,579	1,790,950
		11,835,942
TOTAL HEALTH CARE		43,871,092
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	3,625	1,648,070
Northrop Grumman Corp.	3,944	1,859,320
		3,507,390
Commercial Services & Supplies - 2.1%
Republic Services, Inc.	13,174	1,956,207
Waste Connections, Inc. (United States)	15,740	2,038,330
		3,994,537
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd. (a)	15,380	408,647
Ground Transportation - 0.9%
Landstar System, Inc.	9,993	1,646,647
Industrial Conglomerates - 0.8%
General Electric Co.	13,396	1,455,207
Machinery - 0.6%
IDEX Corp.	5,754	1,101,373
Professional Services - 2.9%
CACI International, Inc. Class A (a)	5,132	1,666,668
FTI Consulting, Inc. (a)	9,972	2,116,657
Science Applications International Corp.	15,270	1,668,095
		5,451,420
TOTAL INDUSTRIALS		17,565,221
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	33,769	1,760,378
Motorola Solutions, Inc.	5,259	1,464,421
		3,224,799
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	6,052	487,489
Insight Enterprises, Inc. (a)	13,673	1,959,341
Keyence Corp.	3,094	1,205,794
		3,652,624
IT Services - 3.6%
Accenture PLC Class A	7,197	2,138,157
Akamai Technologies, Inc. (a)	15,964	1,649,560
Amdocs Ltd.	18,925	1,517,028
Cognizant Technology Solutions Corp. Class A	23,586	1,520,589
		6,825,334
Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)	5,061	338,733
Software - 8.2%
Blackbaud, Inc. (a)	19,590	1,281,186
CCC Intelligent Solutions Holdings, Inc. Class A (a)	139,117	1,498,290
CommVault Systems, Inc. (a)	21,600	1,411,560
Manhattan Associates, Inc. (a)	8,037	1,567,054
Microsoft Corp.	6,041	2,042,523
PTC, Inc. (a)	12,205	1,713,826
Roper Technologies, Inc.	4,144	2,024,634
Salesforce, Inc. (a)	7,045	1,414,847
SAP SE sponsored ADR	7,710	1,033,140
Splunk, Inc. (a)	9,600	1,412,736
		15,399,796
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp. ADR	15,418	845,369
TOTAL INFORMATION TECHNOLOGY		30,286,655
MATERIALS - 2.5%
Chemicals - 1.7%
Corteva, Inc.	24,623	1,185,351
Linde PLC	5,344	2,042,263
		3,227,614
Containers & Packaging - 0.8%
Aptargroup, Inc.	11,778	1,440,096
TOTAL MATERIALS		4,667,710
UTILITIES - 5.0%
Electric Utilities - 3.9%
Allete, Inc.	24,410	1,306,911
IDACORP, Inc.	15,216	1,441,107
PNM Resources, Inc.	37,047	1,565,606
PPL Corp.	54,116	1,329,630
Southern Co.	26,657	1,794,016
		7,437,270
Gas Utilities - 0.4%
National Fuel Gas Co.	13,600	692,920
Multi-Utilities - 0.7%
NorthWestern Energy Corp.	27,027	1,297,566
TOTAL UTILITIES		9,427,756
TOTAL COMMON STOCKS (Cost $171,889,680)		186,610,333

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	526,267	526,372
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	164,434	164,450
TOTAL MONEY MARKET FUNDS (Cost $690,822)		690,822

Equity Funds - 0.8%
	Shares	Value ($)
Domestic Equity Funds - 0.8%
iShares MSCI USA Minimum Volatility ETF (Cost $1,531,924)	20,800	1,492,400

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $174,112,426)	188,793,555
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(282,830)
NET ASSETS - 100.0%	188,510,725

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	255,294	13,195,938	12,924,860	12,807	-	-	526,372	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	1,701,129	10,554,485	12,091,164	7,865	-	-	164,450	0.0%
Total	1,956,423	23,750,423	25,016,024	20,672	-	-	690,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,316,916	9,316,916	-	-
Consumer Discretionary	9,327,921	9,327,921	-	-
Consumer Staples	29,659,609	28,439,305	1,220,304	-
Energy	4,223,943	4,223,943	-	-
Financials	28,263,510	28,263,510	-	-
Health Care	43,871,092	41,149,683	2,721,409	-
Industrials	17,565,221	17,565,221	-	-
Information Technology	30,286,655	30,286,655	-	-
Materials	4,667,710	4,667,710	-	-
Utilities	9,427,756	9,427,756	-	-

Money Market Funds	690,822	690,822	-	-

Equity Funds	1,492,400	1,492,400	-	-
Total Investments in Securities:	188,793,555	184,851,842	3,941,713	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $172,392) - See accompanying schedule:
Unaffiliated issuers (cost $173,421,604)	$188,102,733
Fidelity Central Funds (cost $690,822)	690,822

Total Investment in Securities (cost $174,112,426)		$188,793,555
Receivable for fund shares sold		19,792
Dividends receivable		263,843
Distributions receivable from Fidelity Central Funds		1,479
Prepaid expenses		279
Total assets		189,078,948
Liabilities
Payable to custodian bank	$2
Payable for fund shares redeemed	282,132
Accrued management fee	67,215
Transfer agent fee payable	28,656
Other affiliated payables	5,624
Other payables and accrued expenses	20,144
Collateral on securities loaned	164,450
Total Liabilities		568,223
Net Assets		$188,510,725
Net Assets consist of:
Paid in capital		$171,986,945
Total accumulated earnings (loss)		16,523,780
Net Assets		$188,510,725
Net Asset Value, offering price and redemption price per share ($188,510,725 ÷ 18,794,181 shares)		$10.03

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$1,797,422
Income from Fidelity Central Funds (including $7,865 from security lending)		20,672
Total Income		1,818,094
Expenses
Management fee	$423,691
Transfer agent fees	173,663
Accounting fees	35,433
Custodian fees and expenses	4,434
Independent trustees' fees and expenses	511
Registration fees	23,075
Audit	20,139
Legal	95
Miscellaneous	441
Total expenses before reductions	681,482
Expense reductions	(7,705)
Total expenses after reductions		673,777
Net Investment income (loss)		1,144,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,403,656
Foreign currency transactions	(368)
Total net realized gain (loss)		3,403,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10,050,930)
Assets and liabilities in foreign currencies	(1,614)
Total change in net unrealized appreciation (depreciation)		(10,052,544)
Net gain (loss)		(6,649,256)
Net increase (decrease) in net assets resulting from operations		$(5,504,939)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,144,317	$3,848,130
Net realized gain (loss)	3,403,288	(2,220,656)
Change in net unrealized appreciation (depreciation)	(10,052,544)	(8,987,256)
Net increase (decrease) in net assets resulting from operations	(5,504,939)	(7,359,782)
Distributions to shareholders	(516,367)	(16,179,737)

Share transactions
Proceeds from sales of shares	8,304,852	86,979,419
Reinvestment of distributions	511,072	16,070,098
Cost of shares redeemed	(21,177,136)	(229,448,009)

Net increase (decrease) in net assets resulting from share transactions	(12,361,212)	(126,398,492)
Total increase (decrease) in net assets	(18,382,518)	(149,938,011)

Net Assets
Beginning of period	206,893,243	356,831,254
End of period	$188,510,725	$206,893,243

Other Information
Shares
Sold	808,654	8,496,394
Issued in reinvestment of distributions	50,204	1,595,671
Redeemed	(2,058,393)	(22,844,639)
Net increase (decrease)	(1,199,535)	(12,752,574)

Financial Highlights
Fidelity® U.S. Low Volatility Equity Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.90	$11.49	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.13	.08	.08	.05
Net realized and unrealized gain (loss)	(.35)	(.17)	(.03)	2.25	(.79)
Total from investment operations	(.29)	(.04)	.05	2.33	(.74)
Distributions from net investment income	(.03)	(.13)	(.08)	(.07)	(.03)
Distributions from net realized gain	-	(.38)	(.56)	-	-
Total distributions	(.03)	(.51)	(.64)	(.07)	(.03)
Net asset value, end of period	$10.03	$10.35	$10.90	$11.49	$9.23
Total Return D,E	(2.84)%	(.22)%	.12%	25.27%	(7.44)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H	.66%	.73%	.77%	2.28% H
Expenses net of fee waivers, if any	.67% H	.66%	.72%	.77%	.95% H
Expenses net of all reductions	.67% H	.66%	.72%	.77%	.95% H
Net investment income (loss)	1.14% H	1.28%	.71%	.79%	1.46% H
Supplemental Data
Net assets, end of period (000 omitted)	$188,511	$206,893	$356,831	$361,699	$294,690
Portfolio turnover rate I	45% H	69%	46%	39%	101% J,K

AFor the period November 5, 2019 (commencement of operations) through April 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,188,261
Gross unrealized depreciation	(11,724,605)
Net unrealized appreciation (depreciation)	$14,463,656
Tax cost	$174,329,899

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,217,461)
Long-term	(-)
Total capital loss carryforward	$(2,217,461)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	44,599,435	54,360,642
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1737% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity U.S. Low Volatility Equity Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Class-Level Average Net Assets
Fidelity U.S. Low Volatility Equity Fund	0.0353%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity U.S. Low Volatility Equity Fund	$719

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Low Volatility Equity Fund	424,401	2,126,115	670,357
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity U.S. Low Volatility Equity Fund	$168
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Low Volatility Equity Fund	$795	$-	$-
8. Expense Reductions.
During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,705.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP Funds Manager 50% Portfolio	VIP Funds Manager 60% Portfolio	VIP Funds Manager 70% Portfolio
Fidelity U.S. Low Volatility Equity Fund	25%	39%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity U.S. Low Volatility Equity Fund	86%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® U.S. Low Volatility Equity Fund	.67%
Actual		$ 1,000	$ 971.60	$ 3.32
Hypothetical-B		$ 1,000	$ 1,021.77	$ 3.40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Low Volatility Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance.  In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.80% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9896229.103
USL-SANN-1223
Fidelity® Capital & Income Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
TransDigm, Inc.	2.5
CCO Holdings LLC/CCO Holdings Capital Corp.	2.0
Bank of America Corp.	1.9
JPMorgan Chase & Co.	1.7
Tenet Healthcare Corp.	1.5
Ally Financial, Inc.	1.4
Energy Transfer LP	1.2
Caesars Entertainment, Inc.	1.1
Uber Technologies, Inc.	1.0
Altice France SA	1.0
15.3

Market Sectors (% of Fund's net assets)

Banks & Thrifts	10.8
Energy	10.6
Technology	10.6
Services	5.7
Healthcare	5.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 60.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.3%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	48,235	24,728
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)	4,134	6,351
TOTAL CONVERTIBLE BONDS		31,079
Nonconvertible Bonds - 60.1%
Aerospace - 3.3%
ATI, Inc.:
4.875% 10/1/29	6,080	5,178
5.125% 10/1/31	5,395	4,451
7.25% 8/15/30	5,985	5,762
Bombardier, Inc.:
6% 2/15/28 (c)	6,075	5,376
7.125% 6/15/26 (c)	12,110	11,655
7.875% 4/15/27 (c)	26,370	25,371
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	11,215	9,345
Moog, Inc. 4.25% 12/15/27 (c)	3,455	3,076
Rolls-Royce PLC 5.75% 10/15/27 (c)	10,870	10,301
TransDigm, Inc.:
4.625% 1/15/29	38,080	32,834
4.875% 5/1/29	25,000	21,660
5.5% 11/15/27	124,228	115,377
6.25% 3/15/26 (c)	17,925	17,503
6.75% 8/15/28 (c)	27,225	26,435
6.875% 12/15/30 (c)	47,905	46,255
7.5% 3/15/27	18,012	17,990
Triumph Group, Inc. 9% 3/15/28 (c)	8,905	8,649
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)	8,905	6,823
		374,041
Air Transportation - 1.4%
Air Canada 3.875% 8/15/26 (c)	9,105	8,284
Allegiant Travel Co. 7.25% 8/15/27 (c)	8,870	8,027
American Airlines, Inc.:
7.25% 2/15/28 (c)	19,595	18,220
11.75% 7/15/25 (c)	13,090	13,869
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)	29,825	26,904
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	22,205	16,407
Rand Parent LLC 8.5% 2/15/30 (c)	14,880	13,588
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)	7,779	5,737
8% 9/20/25 (c)	2,960	2,338
United Airlines, Inc.:
4.375% 4/15/26 (c)	30,025	27,852
4.625% 4/15/29 (c)	18,025	15,226
		156,452
Automotive & Auto Parts - 1.7%
Adient Global Holdings Ltd. 7% 4/15/28 (c)	5,935	5,842
Allison Transmission, Inc. 5.875% 6/1/29 (c)	7,960	7,379
Arko Corp. 5.125% 11/15/29 (c)	9,105	7,382
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)	11,885	11,586
Dana, Inc.:
4.25% 9/1/30	8,870	7,020
4.5% 2/15/32	9,135	7,154
Exide Technologies:
11% pay-in-kind (b)(c)(d)(e)	1,760	0
11% pay-in-kind (b)(c)(d)(e)	891	0
Ford Motor Credit Co. LLC:
3.375% 11/13/25	19,245	17,959
6.8% 5/12/28	11,000	10,969
6.95% 6/10/26	11,920	11,950
7.35% 11/4/27	23,710	23,999
LCM Investments Holdings 8.25% 8/1/31 (c)	7,185	6,836
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)	8,990	8,856
McLaren Finance PLC 7.5% 8/1/26 (c)	8,290	7,088
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	14,525	12,455
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(e)(f)	30,350	30,269
Tenneco, Inc. 8% 11/17/28 (c)	17,960	14,413
		191,157
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
8% 11/1/31	20,638	20,039
8% 11/1/31	144,500	141,038
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	27,225	23,679
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	8,740	7,448
		192,204
Broadcasting - 1.0%
DISH Network Corp. 11.75% 11/15/27 (c)	41,575	41,183
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	2,820	2,141
Sirius XM Radio, Inc.:
3.875% 9/1/31 (c)	12,130	9,136
4% 7/15/28 (c)	10,140	8,623
5% 8/1/27 (c)	8,280	7,592
Univision Communications, Inc.:
4.5% 5/1/29 (c)	12,060	9,587
7.375% 6/30/30 (c)	39,140	34,463
		112,725
Building Materials - 0.4%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	2,325	2,168
6.375% 6/15/30 (c)	6,050	5,712
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	6,555	6,198
James Hardie International Finance Ltd. 5% 1/15/28 (c)	4,136	3,818
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	4,125	3,274
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	11,605	10,124
6.125% 7/1/29 (c)	4,870	4,079
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (c)	10,525	9,530
		44,903
Cable/Satellite TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	16,515	12,852
4.5% 8/15/30 (c)	21,660	17,368
4.5% 5/1/32	9,655	7,391
4.75% 3/1/30 (c)	63,365	52,271
4.75% 2/1/32 (c)	26,255	20,494
5% 2/1/28 (c)	62,550	56,166
5.125% 5/1/27 (c)	32,980	30,365
5.375% 6/1/29 (c)	18,080	15,825
6.375% 9/1/29 (c)	11,825	10,822
CSC Holdings LLC:
3.375% 2/15/31 (c)	6,195	3,962
5.375% 2/1/28 (c)	21,905	17,444
6.5% 2/1/29 (c)	13,955	11,039
DISH DBS Corp. 5.75% 12/1/28 (c)	15,220	11,054
VZ Secured Financing BV 5% 1/15/32 (c)	24,310	18,443
Ziggo BV 4.875% 1/15/30 (c)	7,990	6,382
		291,878
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (c)	7,895	6,780
Chart Industries, Inc. 7.5% 1/1/30 (c)	15,680	15,398
		22,178
Chemicals - 1.8%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	24,600	23,172
Ingevity Corp. 3.875% 11/1/28 (c)	11,105	9,015
LSB Industries, Inc. 6.25% 10/15/28 (c)	21,105	18,722
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)	15,305	12,212
7.125% 10/1/27 (c)	7,080	6,519
9.75% 11/15/28 (c)	30,040	29,340
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	7,820	6,752
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	14,015	12,432
The Chemours Co. LLC:
4.625% 11/15/29 (c)	3,565	2,754
5.375% 5/15/27	32,330	29,207
5.75% 11/15/28 (c)	17,955	15,185
Tronox, Inc. 4.625% 3/15/29 (c)	13,295	10,473
W.R. Grace Holding LLC:
5.625% 8/15/29 (c)	28,310	21,940
7.375% 3/1/31 (c)	5,940	5,502
		203,225
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (c)	5,530	4,147
Foundation Building Materials, Inc. 6% 3/1/29 (c)	5,845	4,821
Gannett Holdings LLC 6% 11/1/26 (c)	8,785	7,379
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	8,760	7,755
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	16,195	14,331
7.75% 2/15/29 (c)	17,680	16,277
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	8,380	6,708
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	15,965	11,956
4% 4/15/29 (c)	15,925	13,065
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	8,886
TKC Holdings, Inc. 6.875% 5/15/28 (c)	13,375	11,569
Windsor Holdings III, LLC 8.5% 6/15/30 (c)	5,960	5,802
		112,696
Containers - 0.6%
BWAY Holding Co. 7.875% 8/15/26 (c)	11,865	11,113
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	4,918
7.5% 12/15/96	12,871	14,866
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	6,000	4,597
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	7,880	6,443
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	4,230	3,467
LABL, Inc. 5.875% 11/1/28 (c)	14,730	12,465
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (c)	5,935	5,649
Trident Holdings, Inc. 12.75% 12/31/28 (c)	5,870	5,998
		69,516
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	15,505	13,518
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	6,915	6,085
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	29,675	21,789
3.625% 10/1/31 (c)	18,050	12,272
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	6,090	4,789
5.25% 4/15/29 (c)	17,730	15,140
Hightower Holding LLC 6.75% 4/15/29 (c)	5,945	5,071
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	8,597
5.25% 5/15/27	38,210	32,717
6.25% 5/15/26	24,085	22,015
6.375% 12/15/25	8,305	7,814
LPL Holdings, Inc. 4% 3/15/29 (c)	17,730	15,245
MSCI, Inc. 4% 11/15/29 (c)	3,245	2,793
OneMain Finance Corp.:
4% 9/15/30	5,610	4,104
5.375% 11/15/29	9,400	7,729
6.625% 1/15/28	7,305	6,646
6.875% 3/15/25	19,480	19,219
7.125% 3/15/26	50,145	48,699
Williams Scotsman, Inc. 7.375% 10/1/31 (c)	5,990	5,892
		260,134
Energy - 8.0%
Altus Midstream LP 5.875% 6/15/30 (c)	9,060	8,313
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	9,060	8,227
5.75% 1/15/28 (c)	17,645	16,542
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	7,820	6,753
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (c)(g)	9,015	8,972
10.375% 11/15/30 (c)(g)	3,005	2,979
Centennial Resource Production LLC 5.875% 7/1/29 (c)	8,645	8,040
CGG SA 8.75% 4/1/27 (c)	11,985	10,578
Chesapeake Energy Corp.:
5.875% 2/1/29 (c)	5,840	5,498
6.75% 4/15/29 (c)	8,995	8,801
7% (b)(d)	6,915	0
8% (b)(d)	2,132	0
8% (b)(d)	3,385	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	8,760	8,606
7% 6/15/25 (c)	22,045	21,662
8.375% 1/15/29 (c)	26,350	26,096
Civitas Resources, Inc. 8.625% 11/1/30 (c)	12,020	12,234
CNX Midstream Partners LP 4.75% 4/15/30 (c)	6,435	5,302
CNX Resources Corp.:
6% 1/15/29 (c)	5,345	4,901
7.375% 1/15/31 (c)	5,930	5,666
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	32,085	27,433
6.75% 3/1/29 (c)	20,060	18,255
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	18,015	17,328
5.75% 4/1/25	4,790	4,730
6% 2/1/29 (c)	25,785	24,947
7.375% 2/1/31 (c)	5,000	5,040
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	5,055	4,768
CVR Energy, Inc.:
5.25% 2/15/25 (c)	16,990	16,667
5.75% 2/15/28 (c)	22,655	20,355
Delek Logistics Partners LP 7.125% 6/1/28 (c)	17,655	16,066
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)	5,990	5,838
DT Midstream, Inc.:
4.125% 6/15/29 (c)	9,070	7,798
4.375% 6/15/31 (c)	9,070	7,532
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	21,251	20,386
Energy Transfer LP 5.5% 6/1/27	16,735	16,308
EnLink Midstream LLC 6.5% 9/1/30 (c)	17,745	17,033
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	9,875	8,450
5.125% 6/15/28 (c)	11,235	10,374
5.5% 10/15/30 (c)	6,060	5,501
5.625% 2/15/26 (c)	15,535	15,045
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	12,280	11,481
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (c)	7,615	7,049
6.375% 4/15/27 (c)	6,050	5,857
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)	14,895	14,974
Jonah Energy Parent LLC 12% 11/5/25 (b)(h)	6,742	6,920
MEG Energy Corp. 7.125% 2/1/27 (c)	11,335	11,416
Mesquite Energy, Inc. 7.25% (b)(c)(d)	21,977	0
Nabors Industries Ltd.:
7.25% 1/15/26 (c)	11,260	10,578
7.5% 1/15/28 (c)	9,715	8,580
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	23,915	21,421
6.75% 9/15/25 (c)	15,106	14,014
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	11,090	10,826
Noble Finance II LLC 8% 4/15/30 (c)	5,935	5,931
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	6,005	5,930
8.75% 6/15/31 (c)	11,950	11,890
NuStar Logistics LP 6% 6/1/26	12,025	11,602
Occidental Petroleum Corp. 7.2% 3/15/29	3,964	4,043
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	25,308
7.875% 9/15/30 (c)	8,980	8,704
Seadrill Finance Ltd. 8.375% 8/1/30 (c)	11,920	11,924
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)	8,995	8,873
SM Energy Co.:
5.625% 6/1/25	6,330	6,162
6.625% 1/15/27	21,320	20,717
6.75% 9/15/26	4,550	4,469
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	23,656
8% 3/1/32	12,475	13,548
Southwestern Energy Co.:
5.375% 3/15/30	12,145	11,140
5.7% 1/23/25 (i)	244	241
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	12,070	9,998
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	8,810
4.5% 4/30/30	12,185	10,408
7% 9/15/28 (c)	5,990	5,830
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	595	521
6% 3/1/27 (c)	5,935	5,430
6% 9/1/31 (c)	11,485	9,664
7.5% 10/1/25 (c)	8,350	8,226
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	9,133
Teine Energy Ltd. 6.875% 4/15/29 (c)	8,990	8,327
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)	12,289	12,325
Transocean, Inc.:
7.5% 1/15/26 (c)	2,980	2,854
8% 2/1/27 (c)	8,940	8,391
8.75% 2/15/30 (c)	22,453	22,387
11.5% 1/30/27 (c)	12,025	12,514
Unit Corp. 0% 12/1/29 (b)	2,202	0
Valaris Ltd. 8.375% 4/30/30 (c)	5,985	5,873
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	7,585	6,312
4.125% 8/15/31 (c)	7,585	6,098
6.25% 1/15/30 (c)	23,810	22,461
		911,840
Environmental - 0.7%
Clean Harbors, Inc. 6.375% 2/1/31 (c)	4,960	4,714
Covanta Holding Corp.:
4.875% 12/1/29 (c)	26,475	20,651
5% 9/1/30	13,761	10,644
Darling Ingredients, Inc. 6% 6/15/30 (c)	13,885	13,027
GFL Environmental, Inc.:
4% 8/1/28 (c)	9,105	7,836
4.75% 6/15/29 (c)	12,095	10,588
Madison IAQ LLC:
4.125% 6/30/28 (c)	11,390	9,516
5.875% 6/30/29 (c)	9,085	7,038
		84,014
Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	36,160	30,830
4.625% 1/15/27 (c)	25,300	23,711
4.875% 2/15/30 (c)	44,700	39,909
BellRing Brands, Inc. 7% 3/15/30 (c)	14,740	14,316
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (c)	5,300	4,258
4.75% 9/15/29	6,860	6,074
5.625% 5/1/27	6,030	5,828
Parkland Corp.:
4.5% 10/1/29 (c)	8,995	7,737
4.625% 5/1/30 (c)	12,175	10,379
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	11,130	11,149
		154,191
Food/Beverage/Tobacco - 1.3%
C&S Group Enterprises LLC 5% 12/15/28 (c)	8,615	6,666
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	6,285	5,434
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	7,777	7,777
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	12,150	10,307
4.375% 1/31/32 (c)	6,075	5,026
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	8,495	7,168
5.5% 10/15/27 (c)	8,855	8,280
Post Holdings, Inc.:
4.5% 9/15/31 (c)	47,500	38,434
4.625% 4/15/30 (c)	15,630	13,088
5.5% 12/15/29 (c)	21,040	18,764
Simmons Foods, Inc. 4.625% 3/1/29 (c)	8,340	6,775
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	6,360	5,242
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	7,520	6,421
7.25% 1/15/32 (c)	5,990	5,880
United Natural Foods, Inc. 6.75% 10/15/28 (c)	7,750	6,098
		151,360
Gaming - 2.8%
Affinity Gaming LLC 6.875% 12/15/27 (c)	4,295	3,501
Boyd Gaming Corp. 4.75% 6/15/31 (c)	15,120	12,548
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	4,740	3,895
6.25% 7/1/25 (c)	41,240	40,576
7% 2/15/30 (c)	17,800	17,179
8.125% 7/1/27 (c)	54,990	54,488
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (c)	14,970	13,374
Churchill Downs, Inc. 6.75% 5/1/31 (c)	11,880	10,959
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	25,865	21,735
6.75% 1/15/30 (c)	34,295	27,256
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	8,585	7,297
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (c)	8,910	8,152
5.75% 7/21/28 (c)	4,420	3,733
MGM Resorts International 4.75% 10/15/28	11,125	9,707
Ontario Gaming GTA LP 8% 8/1/30 (c)	12,285	12,009
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	13,730	9,655
5.875% 9/1/31 (c)	2,100	1,426
Scientific Games Corp. 7.5% 9/1/31 (c)	5,990	5,849
Station Casinos LLC 4.625% 12/1/31 (c)	9,135	7,213
Studio City Finance Ltd. 5% 1/15/29 (c)	5,700	4,067
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	11,195	9,504
4.25% 12/1/26 (c)	21,450	19,797
4.625% 12/1/29 (c)	12,240	10,587
		314,507
Healthcare - 4.2%
180 Medical, Inc. 3.875% 10/15/29 (c)	6,495	5,396
Avantor Funding, Inc. 3.875% 11/1/29 (c)	6,075	5,084
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)	11,980	11,899
Bausch Health Companies, Inc.:
5.75% 8/15/27 (c)	18,030	9,376
6.125% 2/1/27 (c)	12,015	6,702
Cano Health, Inc. 6.25% 10/1/28 (c)	4,050	1,620
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	10,515	8,875
4% 3/15/31 (c)	12,085	9,864
4.25% 5/1/28 (c)	3,400	3,021
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	21,790	14,605
5.25% 5/15/30 (c)	18,245	12,957
6% 1/15/29 (c)	8,490	6,431
6.125% 4/1/30 (c)	21,795	8,446
8% 3/15/26 (c)	50,870	46,498
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	4,180	3,005
4.625% 6/1/30 (c)	31,515	24,699
Grifols SA 4.75% 10/15/28 (c)	6,075	5,088
HealthEquity, Inc. 4.5% 10/1/29 (c)	6,410	5,491
IQVIA, Inc. 5% 5/15/27 (c)	12,070	11,355
Jazz Securities DAC 4.375% 1/15/29 (c)	12,305	10,701
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	7,010	5,109
Modivcare, Inc. 5.875% 11/15/25 (c)	8,105	7,659
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	10,465	8,535
3.875% 5/15/32 (c)	12,160	9,555
4.375% 6/15/28 (c)	7,525	6,697
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	21,010	18,148
5.125% 4/30/31 (c)	18,260	14,260
Owens & Minor, Inc. 4.5% 3/31/29 (c)	8,310	6,667
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	10,405	7,414
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	15,096
4.375% 1/15/30	43,755	37,013
4.875% 1/1/26	30,115	28,862
5.125% 11/1/27	18,070	16,681
6.125% 6/15/30	30,025	27,794
6.25% 2/1/27	35,815	34,345
6.75% 5/15/31 (c)	6,005	5,703
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,524
5.125% 5/9/29	6,085	5,309
7.875% 9/15/29	5,935	5,852
		477,336
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (c)	8,410	7,338
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	8,940	6,922
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	7,775	5,913
Century Communities, Inc. 3.875% 8/15/29 (c)	9,110	7,351
Greystar Real Estate Partners 7.75% 9/1/30 (c)	5,305	5,212
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	6,786
4.625% 8/1/29	18,080	12,517
5% 10/15/27	38,043	29,374
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	6,770
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	10,725	9,013
5.875% 6/15/27 (c)	9,260	8,681
TopBuild Corp. 3.625% 3/15/29 (c)	5,910	4,926
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	16,130	15,968
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	12,803
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	31,410	25,385
6.5% 2/15/29 (c)	14,000	9,092
10.5% 2/15/28 (c)	4,785	4,608
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	5,045	4,332
		182,991
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	17,635	18,803
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	5,595	4,816
4% 5/1/31 (c)	8,395	6,952
4.875% 1/15/30	6,900	6,194
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	7,955
		44,720
Insurance - 2.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	9,105	7,345
7% 11/15/25 (c)	34,880	33,817
10.125% 8/1/26 (c)	1,800	1,811
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	11,125	9,781
5.875% 11/1/29 (c)	9,115	7,568
6.75% 10/15/27 (c)	49,965	45,631
6.75% 4/15/28 (c)	35,177	33,427
AmWINS Group, Inc. 4.875% 6/30/29 (c)	8,805	7,537
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	8,355	7,088
7% 8/15/25 (c)	4,926	4,832
GTCR AP Finance, Inc. 8% 5/15/27 (c)	6,010	5,852
HUB International Ltd.:
5.625% 12/1/29 (c)	36,135	31,120
7% 5/1/26 (c)	11,770	11,457
7.25% 6/15/30 (c)	29,810	29,078
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,087
National Financial Partners Corp.:
4.875% 8/15/28 (c)	12,015	10,520
6.875% 8/15/28 (c)	11,640	9,940
8.5% 10/1/31 (c)	6,890	6,775
		270,666
Leisure - 2.3%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	6,360	5,537
Carnival Corp.:
4% 8/1/28 (c)	56,090	48,791
7% 8/15/29 (c)	6,075	5,957
7.625% 3/1/26 (c)	19,665	19,122
9.875% 8/1/27 (c)	16,600	17,302
Merlin Entertainments PLC 5.75% 6/15/26 (c)	7,725	7,225
NCL Corp. Ltd. 5.875% 2/15/27 (c)	12,100	11,138
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	9,125	8,409
7.25% 1/15/30 (c)	5,940	5,860
8.25% 1/15/29 (c)	32,435	33,138
9.25% 1/15/29 (c)	34,425	35,932
11.5% 6/1/25 (c)	8,500	8,994
11.625% 8/15/27 (c)	11,825	12,827
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	12,145	10,579
Vail Resorts, Inc. 6.25% 5/15/25 (c)	6,250	6,211
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	4,965	4,400
Voc Escrow Ltd. 5% 2/15/28 (c)	19,690	17,690
		259,112
Metals/Mining - 1.5%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (c)	15,485	13,486
6.125% 5/15/28 (c)	3,565	3,438
Arsenal AIC Parent LLC 8% 10/1/30 (c)	7,040	6,952
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	23,720	20,444
4.875% 3/1/31 (c)	11,440	9,436
6.75% 4/15/30 (c)	3,000	2,782
Eldorado Gold Corp. 6.25% 9/1/29 (c)	13,719	11,713
ERO Copper Corp. 6.5% 2/15/30 (c)	9,085	7,707
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	28,325	24,848
8.625% 6/1/31 (c)	15,340	12,949
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	8,990	7,246
4.5% 9/15/27 (c)	9,015	8,117
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	7,020	6,534
Mineral Resources Ltd.:
8% 11/1/27 (c)	6,040	5,836
8.125% 5/1/27 (c)	18,015	17,452
8.5% 5/1/30 (c)	4,475	4,303
9.25% 10/1/28 (c)	10,605	10,605
Murray Energy Corp.:
11.25% (b)(c)(d)	8,915	0
12% pay-in-kind (b)(c)(d)(e)	10,343	0
		173,848
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	5,915	4,817
4% 9/1/29 (c)	11,830	8,873
6% 6/15/27 (c)	6,045	5,713
Cascades, Inc.:
5.125% 1/15/26 (c)	5,600	5,315
5.375% 1/15/28 (c)	5,600	5,061
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	7,185	6,527
8.75% 4/15/30 (c)	41,090	32,752
Mercer International, Inc. 5.125% 2/1/29	15,060	11,809
		80,867
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	15,860	15,507
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	12,115	10,816
4% 10/15/30 (c)	39,005	31,946
4.375% 1/15/28 (c)	10,600	9,544
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	5,565	4,826
Garden SpinCo Corp. 8.625% 7/20/30 (c)	5,205	5,370
Papa John's International, Inc. 3.875% 9/15/29 (c)	5,560	4,562
Yum! Brands, Inc. 4.625% 1/31/32	11,975	10,204
		77,268
Services - 4.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	9,010	8,205
AECOM 5.125% 3/15/27	11,885	11,221
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	11,130	9,103
4.625% 6/1/28 (c)	7,690	6,265
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	10,240	9,150
4% 7/1/29 (c)	5,920	5,224
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (c)	44,695	44,360
CoreCivic, Inc. 8.25% 4/15/26	32,260	32,661
Fair Isaac Corp. 4% 6/15/28 (c)	2,910	2,591
Gartner, Inc.:
3.625% 6/15/29 (c)	8,610	7,271
3.75% 10/1/30 (c)	11,495	9,514
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	8,765	8,392
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	16,800	14,230
Hertz Corp.:
4.625% 12/1/26 (c)	5,180	4,339
5% 12/1/29 (c)	10,055	7,219
5.5% (b)(c)(d)	10,890	381
6% (b)(c)(d)	10,285	604
6.25% (b)(d)	11,875	416
7.125% (b)(c)(d)	10,285	900
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	22,025	18,016
4.875% 9/15/29 (c)	24,110	21,001
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)	47,450	41,877
OpenLane, Inc. 5.125% 6/1/25 (c)	10,355	9,989
PowerTeam Services LLC 9.033% 12/4/25 (c)	1,200	1,080
Service Corp. International 4% 5/15/31	12,070	9,770
Sotheby's 7.375% 10/15/27 (c)	4,960	4,430
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	9,045	7,212
The Brink's Co. 4.625% 10/15/27 (c)	12,180	11,015
The GEO Group, Inc.:
9.5% 12/31/28 (c)	9,655	9,293
10.5% 6/30/28	24,580	24,519
TriNet Group, Inc. 3.5% 3/1/29 (c)	8,865	7,320
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	27,335	24,108
6.25% 1/15/28 (c)	9,175	8,831
7.5% 9/15/27 (c)	35,255	35,344
8% 11/1/26 (c)	51,060	51,420
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	9,760	9,028
		476,299
Steel - 0.0%
Algoma Steel SCA 0% 12/31/23 (b)	1,982	0
Commercial Metals Co. 3.875% 2/15/31	6,135	4,973
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	4,375	3,710
		8,683
Super Retail - 1.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,131
4.625% 11/15/29 (c)	10,005	8,463
4.75% 3/1/30	3,523	2,990
5% 2/15/32 (c)	10,800	8,759
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	23,165	21,446
6.75% 7/1/36	12,766	11,012
7.5% 6/15/29	8,335	8,140
Carvana Co.:
9% 12/1/28 pay-in-kind (c)(e)	3,771	2,806
9% 6/1/30 pay-in-kind (c)(e)	5,657	4,186
9% 6/1/31 pay-in-kind (c)(e)	6,694	4,987
EG Global Finance PLC:
6.75% 2/7/25 (c)	5,360	5,303
8.5% 10/30/25 (c)	29,460	28,981
LBM Acquisition LLC 6.25% 1/15/29 (c)	17,805	14,066
		124,270
Technology - 3.5%
Acuris Finance U.S. 5% 5/1/28 (c)	9,045	7,123
Block, Inc. 3.5% 6/1/31	12,070	9,315
CA Magnum Holdings 5.375% 10/31/26 (c)	4,870	4,241
Camelot Finance SA 4.5% 11/1/26 (c)	10,590	9,789
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	10,695	9,183
4.875% 7/1/29 (c)	10,115	8,531
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)	83,525	73,331
9% 9/30/29 (c)	8,900	7,579
Coherent Corp. 5% 12/15/29 (c)	9,495	8,057
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	7,414
Elastic NV 4.125% 7/15/29 (c)	24,245	20,433
Gen Digital, Inc. 5% 4/15/25 (c)	10,050	9,730
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	11,810	9,914
5.25% 12/1/27 (c)	9,345	8,757
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	12,040	9,993
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	9,100	7,446
MicroStrategy, Inc. 6.125% 6/15/28 (c)	23,020	20,833
NCR Atleos Escrow Corp. 9.5% 4/1/29 (c)	8,995	8,817
NCR Corp.:
5% 10/1/28 (c)	5,530	4,775
5.125% 4/15/29 (c)	8,870	7,627
5.25% 10/1/30 (c)	5,530	4,579
ON Semiconductor Corp. 3.875% 9/1/28 (c)	11,065	9,506
Open Text Corp. 6.9% 12/1/27 (c)	10,610	10,557
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	5,690	4,715
4.125% 12/1/31 (c)	5,485	4,309
PTC, Inc.:
3.625% 2/15/25 (c)	6,650	6,410
4% 2/15/28 (c)	6,575	5,830
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	6,425	1,879
Roblox Corp. 3.875% 5/1/30 (c)	9,120	7,400
Seagate HDD Cayman:
8.25% 12/15/29 (c)	19,590	19,908
8.5% 7/15/31 (c)	12,720	12,943
Sensata Technologies BV 4% 4/15/29 (c)	11,970	10,181
Synaptics, Inc. 4% 6/15/29 (c)	7,015	5,787
TTM Technologies, Inc. 4% 3/1/29 (c)	8,870	7,273
Twilio, Inc.:
3.625% 3/15/29	9,995	8,310
3.875% 3/15/31	10,460	8,351
Unisys Corp. 6.875% 11/1/27 (c)	6,095	4,465
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	8,945	7,322
		392,613
Telecommunications - 3.1%
Altice Financing SA:
5% 1/15/28 (c)	14,560	11,841
5.75% 8/15/29 (c)	25,600	19,796
Altice France SA:
5.125% 7/15/29 (c)	61,630	42,198
5.5% 1/15/28 (c)	1,160	862
5.5% 10/15/29 (c)	106,150	73,021
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	40,380	34,517
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	19,575	16,901
5.875% 10/15/27 (c)	10,375	9,459
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	25,303	22,217
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	14,860	11,576
6.75% 10/15/27 (c)	10,157	9,163
Millicom International Cellular SA 4.5% 4/27/31 (c)	1,725	1,286
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	6,070	5,417
Qwest Corp. 7.25% 9/15/25	1,480	1,417
Sable International Finance Ltd. 5.75% 9/7/27 (c)	20,475	18,328
SBA Communications Corp.:
3.125% 2/1/29	13,305	11,001
3.875% 2/15/27	17,015	15,495
Uniti Group, Inc. 6% 1/15/30 (c)	7,365	4,465
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	21,200	17,065
Windstream Escrow LLC 7.75% 8/15/28 (c)	14,572	11,555
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	12,590	9,476
		347,056
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (c)	6,075	4,617
4.25% 3/15/29 (c)	8,675	7,114
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	5,320	4,379
		16,110
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (c)	9,095	6,977
XPO, Inc. 6.25% 6/1/28 (c)	5,950	5,700
		12,677
Utilities - 1.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	13,295	10,367
3.75% 1/15/32 (c)	6,075	4,602
4.75% 3/15/28 (c)	6,920	6,177
NRG Energy, Inc.:
3.375% 2/15/29 (c)	5,145	4,188
3.625% 2/15/31 (c)	10,215	7,709
3.875% 2/15/32 (c)	13,975	10,386
5.75% 1/15/28	9,000	8,425
6.625% 1/15/27	6,378	6,190
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,719
3.75% 7/1/28	2,868	2,514
3.95% 12/1/47	10,826	6,459
4% 12/1/46	13,774	8,331
4.3% 3/15/45	5,995	3,879
PG&E Corp.:
5% 7/1/28	22,000	19,931
5.25% 7/1/30	8,330	7,296
Pike Corp. 5.5% 9/1/28 (c)	33,664	28,789
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	23,230	19,728
5% 7/31/27 (c)	22,585	20,660
5.5% 9/1/26 (c)	3,485	3,316
5.625% 2/15/27 (c)	28,195	26,532
7.75% 10/15/31 (c)	11,985	11,568
		219,766
TOTAL NONCONVERTIBLE BONDS		6,826,810
TOTAL CORPORATE BONDS (Cost $7,688,957)		6,857,889

Common Stocks - 12.2%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc. (j)	13,200	10,931
Air Transportation - 0.0%
Air Canada (j)	23,000	277
Delta Air Lines, Inc.	146,750	4,586
TOTAL AIR TRANSPORTATION		4,863
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	9,824	0
Exide Technologies (b)(j)	580,031	0
Exide Technologies (b)(j)	385	0
UC Holdings, Inc. (b)(j)	677,217	1,165
TOTAL AUTOMOTIVE & AUTO PARTS		1,165
Banks & Thrifts - 0.0%
Algoma Steel Group, Inc.	638,696	4,477
Broadcasting - 0.1%
iHeartMedia, Inc. (j)	104	0
Nexstar Broadcasting Group, Inc. Class A	53,232	7,457
TOTAL BROADCASTING		7,457
Building Materials - 0.4%
Builders FirstSource, Inc. (j)	90,400	9,810
Carlisle Companies, Inc.	34,100	8,664
Carrier Global Corp.	309,300	14,741
WESCO International, Inc.	76,800	9,846
TOTAL BUILDING MATERIALS		43,061
Capital Goods - 0.3%
Deere & Co.	14,600	5,334
Parker Hannifin Corp.	33,800	12,469
Regal Rexnord Corp.	141,300	16,731
TOTAL CAPITAL GOODS		34,534
Chemicals - 0.3%
Olin Corp.	342,900	14,649
The Chemours Co. LLC	461,210	11,120
Westlake Corp.	51,200	5,906
TOTAL CHEMICALS		31,675
Consumer Products - 0.1%
Tapestry, Inc.	344,400	9,492
Tempur Sealy International, Inc.	112,135	4,478
TOTAL CONSUMER PRODUCTS		13,970
Containers - 0.2%
Graphic Packaging Holding Co.	973,700	20,944
Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	280,900	21,753
Carnelian Point Holdings LP warrants (b)(j)	931	3
MasterCard, Inc. Class A	65,600	24,689
OneMain Holdings, Inc.	769,000	27,630
PJT Partners, Inc.	5,092	399
TOTAL DIVERSIFIED FINANCIAL SERVICES		74,474
Energy - 1.5%
Antero Resources Corp. (j)	306,925	9,036
California Resources Corp.	1,062,738	55,889
California Resources Corp. warrants 10/27/24 (j)	57,076	1,018
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(j)	392	0
Series B warrants 10/1/25 (b)(j)	392	0
Cheniere Energy, Inc.	205,700	34,233
Chesapeake Energy Corp. (k)	270,287	23,266
Chesapeake Energy Corp. (h)(j)	22,818	1,964
Diamond Offshore Drilling, Inc. (j)	118,485	1,470
EP Energy Corp. (b)(j)	841,775	1,389
Forbes Energy Services Ltd. (b)(j)	193,218	0
Halliburton Co.	207,600	8,167
Mesquite Energy, Inc. (b)(j)	317,026	25,169
PureWest Energy (b)(j)	17,812	33
PureWest Energy rights (b)(j)	10,734	0
SolarEdge Technologies, Inc. (j)	45,300	3,441
Superior Energy Services, Inc. Class A (b)(j)	110,370	8,357
Unit Corp.	37,978	2,091
TOTAL ENERGY		175,523
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(h)(j)	3,366,626	1,919
Food & Drug Retail - 0.2%
Southeastern Grocers, Inc. (b)(h)(j)	793,345	21,206
Food/Beverage/Tobacco - 0.2%
JBS SA	4,652,100	18,482
Gaming - 0.3%
Boyd Gaming Corp.	453,873	25,076
Caesars Entertainment, Inc. (j)	136,036	5,426
Studio City International Holdings Ltd.:
ADR (c)(j)	631,958	3,160
(NYSE) ADR (j)	695,700	3,479
TOTAL GAMING		37,141
Healthcare - 0.6%
Charles River Laboratories International, Inc. (j)	26,900	4,529
Encompass Health Corp.	34	2
Enhabit Home Health & Hospice (j)	17	0
Humana, Inc.	21,400	11,207
IQVIA Holdings, Inc. (j)	100,900	18,246
Tenet Healthcare Corp. (j)	105,498	5,665
UnitedHealth Group, Inc.	42,700	22,868
TOTAL HEALTHCARE		62,517
Homebuilders/Real Estate - 0.5%
Arthur J. Gallagher & Co.	106,700	25,127
TopBuild Corp. (j)	43,700	9,997
Willscot Mobile Mini Holdings (j)	426,900	16,824
TOTAL HOMEBUILDERS/REAL ESTATE		51,948
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	906	43
First Quantum Minerals Ltd.	271,620	3,148
TOTAL METALS/MINING		3,191
Restaurants - 0.1%
Domino's Pizza, Inc.	30,300	10,271
Services - 0.5%
Airbnb, Inc. Class A (j)	73,500	8,694
ASGN, Inc. (j)	63,430	5,294
Penhall Acquisition Co.:
Class A (b)(j)	26,163	3,888
Class B (b)(j)	8,721	1,296
Visa, Inc. Class A	178,500	41,965
TOTAL SERVICES		61,137
Steel - 0.0%
Algoma Steel SCA (b)(j)	198,162	0
Super Retail - 0.6%
Amazon.com, Inc. (j)	89,600	11,925
Arena Brands Holding Corp. Class B (b)(h)(j)	659,302	7,978
Booking Holdings, Inc. (j)	4,600	12,832
Dick's Sporting Goods, Inc.	145,600	15,572
Lowe's Companies, Inc.	55,100	10,500
Williams-Sonoma, Inc.	76,303	11,464
TOTAL SUPER RETAIL		70,271
Technology - 4.7%
Accenture PLC Class A	36,900	10,963
Adobe, Inc. (j)	57,400	30,540
Alphabet, Inc. Class A (j)	277,000	34,370
AMETEK, Inc.	78,500	11,050
Arista Networks, Inc. (j)	96,000	19,236
ASML Holding NV (depository receipt)	21,300	12,755
CDW Corp.	50,600	10,140
Dynatrace, Inc. (j)	335,700	15,009
Eaton Corp. PLC	58,000	12,059
Fiserv, Inc. (j)	248,700	28,290
Gen Digital, Inc.	606,400	10,103
Global Payments, Inc.	79,224	8,415
Marvell Technology, Inc.	273,700	12,924
Meta Platforms, Inc. Class A (j)	215,300	64,863
Microchip Technology, Inc.	316,631	22,573
Microsoft Corp.	129,400	43,751
nVent Electric PLC	106,500	5,126
NVIDIA Corp.	134,900	55,012
NXP Semiconductors NV	43,800	7,552
ON Semiconductor Corp. (j)	523,203	32,773
Oracle Corp.	208,200	21,528
Salesforce, Inc. (j)	80,300	16,127
Splunk, Inc. (j)	112,300	16,526
Synopsys, Inc. (j)	32,000	15,022
Vertiv Holdings Co.	278,000	10,917
TOTAL TECHNOLOGY		527,624
Telecommunications - 0.1%
GTT Communications, Inc. (b)	85,487	2,434
Palo Alto Networks, Inc. (j)	54,800	13,317
TOTAL TELECOMMUNICATIONS		15,751
Textiles/Apparel - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	11,800	8,448
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (b)(h)(j)	598,287	0
Class A2 (b)(h)(j)	598,287	0
Class A3 (b)(h)(j)	598,287	0
Class A4 (b)(h)(j)	598,287	0
Class A5 (b)(h)(j)	598,287	0
Class A6 (b)(h)(j)	598,287	0
Class A7 (b)(h)(j)	598,287	0
Class A8 (b)(h)(j)	598,287	0
Class A9 (b)(h)(j)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 0.6%
Constellation Energy Corp.	180,800	20,416
PG&E Corp. (j)	2,097,796	34,194
Portland General Electric Co.	14,817	593
Vistra Corp.	377,800	12,362
TOTAL UTILITIES		67,565
TOTAL COMMON STOCKS (Cost $1,185,466)		1,380,545

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Exide Technologies (b)(j)	858	0
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (b)(h)(j)	287,159,690	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,049)		3

Bank Loan Obligations - 7.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.3%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1284% 8/11/28 (e)(f)(l)	8,991	8,975
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (e)(f)(l)	2,792	2,857
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1894% 4/21/28 (e)(f)(l)	20,565	20,487
TOTAL AIR TRANSPORTATION		32,319
Automotive & Auto Parts - 0.2%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 4/20/30 (e)(f)(l)	2,645	2,638
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8943% 12/17/28 (e)(f)(l)	6,449	4,855
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1741% 2/5/26 (e)(f)(l)	17,710	17,666
TOTAL AUTOMOTIVE & AUTO PARTS		25,159
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9386% 7/25/30 (e)(f)(l)	9,599	9,555
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4146% 8/24/26 (e)(f)(l)	6,761	2,540
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (e)(f)(l)	746	743
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 1/31/29 (e)(f)(l)	7,388	7,256
TOTAL BROADCASTING		10,539
Building Materials - 0.4%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (e)(f)(l)	23,470	18,580
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (e)(f)(l)	22,471	21,193
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/4/28 (e)(f)(l)	6,359	6,200
TOTAL BUILDING MATERIALS		45,973
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6646% 3/17/30 (e)(f)(l)	1,706	1,701
Chemicals - 0.3%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (e)(f)(l)	17,905	16,597
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (e)(f)(l)	3,640	3,545
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (e)(f)(l)	14,756	14,449
TOTAL CHEMICALS		34,591
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 12/22/26 (e)(f)(l)	19,846	19,411
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (e)(f)(l)	1,467	1,381
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(l)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(l)	5,861	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(d)(f)(l)	2,528	0
TOTAL ENERGY		0
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(l)	2,181	2,147
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8241% 11/30/28 (e)(f)(l)	166	163
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7031% 6/21/28 (e)(f)(l)	2,962	2,852
TOTAL ENVIRONMENTAL		5,162
Food/Beverage/Tobacco - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (e)(f)(l)	2,256	2,070
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3241% 1/27/29 (e)(f)(l)	29,597	28,906
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (e)(f)(l)	6,005	5,996
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5345% 4/14/29 (e)(f)(l)	2,355	2,347
TOTAL GAMING		37,249
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (e)(f)(l)	17,407	16,609
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 5/5/28 (e)(f)(l)	6,161	6,157
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 10/23/28 (e)(f)(l)	973	966
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4505% 6/2/28 (e)(f)(l)	14,878	14,830
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 11/15/28 (e)(f)(l)	7,087	6,997
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(l)	1,501	1,501
TOTAL HEALTHCARE		47,060
Homebuilders/Real Estate - 0.2%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(e)(f)(l)	19,150	18,505
Hotels - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 10/18/28 (e)(f)(l)	7,914	7,759
Insurance - 0.4%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9386% 2/15/27 (e)(f)(l)	17,944	17,447
CME Term SOFR 1 Month Index + 4.250% 9.6886% 2/15/27 (e)(f)(l)	1,420	1,408
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10/19/30 (f)(l)(m)	3,100	3,064
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9386% 11/5/27 (e)(f)(l)	13,250	13,198
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (e)(f)(l)	9,253	9,246
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (e)(f)(l)	923	921
TOTAL INSURANCE		45,284
Leisure - 0.0%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.336% 8/8/27 (e)(f)(l)	2,075	2,036
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 3/9/30 (e)(f)(l)	2,910	2,894
TOTAL LEISURE		4,930
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 8/18/30 (e)(f)(l)	1,640	1,635
Paper - 0.4%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5991% 4/13/29 (e)(f)(l)	47,544	45,924
Services - 1.0%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4269% 12/20/29 (e)(f)(l)	458	459
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/21/28 (e)(f)(l)	5,362	5,346
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4241% 12/21/28 (e)(f)(l)	12,439	12,408
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (f)(l)(n)	2,383	2,377
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (e)(f)(l)	15,190	12,772
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (e)(f)(l)	17,861	16,583
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (e)(f)(l)	6,020	5,794
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (e)(f)(l)	15,602	13,603
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (e)(f)(l)	12,015	10,834
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9386% 12/10/26 (e)(f)(l)	5,454	5,437
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (e)(f)(l)	10,808	10,433
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (e)(f)(l)	17,831	15,201
TOTAL SERVICES		111,247
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6887% 6/30/27 (e)(f)(l)	887	832
Super Retail - 0.5%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (e)(f)(l)	55,939	53,142
Technology - 2.5%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (e)(f)(l)	1,131	1,112
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (e)(f)(l)	29,263	28,306
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1886% 10/2/25 (e)(f)(l)	31,331	31,282
Camelot Finance SA Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 10/31/26 (e)(f)(l)	938	937
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1998% 3/31/28 (e)(f)(l)	1,984	1,918
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (e)(f)(l)	11,516	11,379
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (e)(f)(l)	6,022	6,024
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (e)(f)(l)	31,172	29,749
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5741% 5/3/28 (e)(f)(l)	17,780	16,970
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 2/1/28 (e)(f)(l)	13,556	13,285
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 6/2/28 (e)(f)(l)	6,640	6,258
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0749% 10/19/30 (e)(f)(l)	12,015	11,645
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 8/31/28 (e)(f)(l)	42,948	42,185
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 4/22/28 (e)(f)(l)	5,909	5,770
STG-Fairway Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1886% 1/31/27 (e)(f)(l)	3,110	3,106
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (e)(f)(l)	39,918	39,673
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (e)(f)(l)	4,000	3,991
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4386% 9/1/25 (e)(f)(l)	5,930	4,996
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6741% 2/28/27 (e)(f)(l)	23,202	22,989
TOTAL TECHNOLOGY		281,575
Telecommunications - 0.2%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (e)(f)(l)	6,862	5,811
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8241% 12/12/26 (e)(f)(l)	8,733	8,512
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (e)(f)(l)	3,598	2,123
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4269% 12/30/27 (e)(f)(l)	4,479	3,852
TOTAL TELECOMMUNICATIONS		20,298
Utilities - 0.2%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 6/23/25 (e)(f)(l)	26,611	26,545
TOTAL BANK LOAN OBLIGATIONS (Cost $924,455)		889,846

Preferred Securities - 7.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 5.9%
Ally Financial, Inc. 4.7% (e)(o)	7,055	4,189
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.8062% (e)(f)(o)	61,440	62,387
5.125% (e)(o)	36,030	35,824
5.875% (e)(o)	102,630	89,143
6.25% (e)(o)	28,555	28,344
Citigroup, Inc.:
4.7% (e)(o)	15,285	13,850
5% (e)(o)	60,300	57,483
6.3% (e)(o)	5,610	5,603
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 3.130% 8.5009% (e)(f)(o)	70,565	71,450
4.95% (e)(o)	9,415	8,776
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9335% (e)(f)(o)	69,385	71,065
4% (e)(o)	26,340	24,093
4.6% (e)(o)	31,365	29,582
5% (e)(o)	30,845	30,235
6.125% (e)(o)	17,585	17,403
6.75% (e)(o)	8,330	8,464
Wells Fargo & Co.:
5.875% (e)(o)	50,420	50,111
5.9% (e)(o)	63,075	63,435
TOTAL BANKS & THRIFTS		671,437
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(o)	39	3
Energy - 1.1%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6542% (e)(f)(o)	96,527	92,980
6.625% (e)(o)	30,505	23,993
7.125% (e)(o)	9,130	7,882
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.101% (d)(e)(f)(o)	2,912	2,162
TOTAL ENERGY		127,017
TOTAL PREFERRED SECURITIES (Cost $833,123)		798,457

Other - 3.1%
	Shares	Value ($) (000s)
Other - 3.1%
Fidelity Private Credit Central Fund LLC (h)(r) (Cost $343,171)	34,491,134	349,740

Money Market Funds - 9.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (p)	1,007,845,362	1,008,047
Fidelity Securities Lending Cash Central Fund 5.40% (p)(q)	21,417,858	21,420
TOTAL MONEY MARKET FUNDS (Cost $1,029,421)		1,029,467

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $12,015,642)	11,305,947
NET OTHER ASSETS (LIABILITIES) - 0.4%	42,770
NET ASSETS - 100.0%	11,348,717

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,414,514,000 or 47.7% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $389,730,000 or 3.4% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,383,000 and $2,377,000, respectively.

(o)	Security is perpetual in nature with no stated maturity date.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
(r)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Chesapeake Energy Corp.	2/10/21	216

Fidelity Private Credit Central Fund LLC	4/15/22 - 10/27/23	343,171

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	6,608

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Southeastern Grocers, Inc.	6/01/18	5,580

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	597,099	1,547,126	1,136,178	17,232	-	-	1,008,047	2.2%
Fidelity Private Credit Central Fund LLC	324,274	18,049	-	18,410	-	7,417	349,740	52.2%
Fidelity Securities Lending Cash Central Fund 5.40%	-	79,057	57,637	4	-	-	21,420	0.1%
Total	921,373	1,644,232	1,193,815	35,646	-	7,417	1,379,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	106,690	106,690	-	-
Consumer Discretionary	161,876	142,366	8,448	11,062
Consumer Staples	39,688	18,482	-	21,206
Energy	172,049	137,134	-	34,915
Financials	178,271	178,268	-	3
Health Care	62,517	62,517	-	-
Industrials	159,846	154,659	-	5,187
Information Technology	371,726	369,292	-	2,434
Materials	60,287	60,244	43	-
Utilities	67,598	67,565	-	33

Corporate Bonds	6,857,889	-	6,842,317	15,572

Bank Loan Obligations	889,846	-	871,341	18,505

Preferred Securities	798,457	-	798,457	-

Other	349,740	-	349,740	-

Money Market Funds	1,029,467	1,029,467	-	-
Total Investments in Securities:	11,305,947	2,326,684	8,870,346	108,917

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$163,223
Net Realized Gain (Loss) on Investment Securities	10,970
Net Unrealized Gain (Loss) on Investment Securities	(46,147)
Cost of Purchases	6,709
Proceeds of Sales	(25,993)
Amortization/Accretion	155
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$108,917
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$(314)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,072) - See accompanying schedule:
Unaffiliated issuers (cost $10,643,050)	$9,926,740
Fidelity Central Funds (cost $1,372,592)	1,379,207

Total Investment in Securities (cost $12,015,642)		$11,305,947
Cash		321
Receivable for investments sold		73,201
Receivable for fund shares sold		7,982
Dividends receivable		745
Interest receivable		124,684
Distributions receivable from Fidelity Central Funds		4,070
Prepaid expenses		16
Receivable from investment adviser for expense reductions		1,494
Other receivables		469
Total assets		11,518,929
Liabilities
Payable for investments purchased
Regular delivery	$117,110
Delayed delivery	11,727
Payable for fund shares redeemed	6,617
Distributions payable	6,596
Accrued management fee	5,029
Other affiliated payables	1,190
Other payables and accrued expenses	523
Collateral on securities loaned	21,420
Total Liabilities		170,212
Commitments and contingent liabilities (see Commitments note)
Net Assets		$11,348,717
Net Assets consist of:
Paid in capital		$12,213,177
Total accumulated earnings (loss)		(864,460)
Net Assets		$11,348,717
Net Asset Value, offering price and redemption price per share ($11,348,717 ÷ 1,255,666 shares)		$9.04

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$39,885
Interest		281,805
Income from Fidelity Central Funds (including $4 from security lending)		35,646
Total Income		357,336
Expenses
Management fee	$31,479
Transfer agent fees	6,396
Accounting fees	720
Custodian fees and expenses	18
Independent trustees' fees and expenses	28
Registration fees	124
Audit	61
Legal	(1,037)
Miscellaneous	31
Total expenses before reductions	37,820
Expense reductions	(958)
Total expenses after reductions		36,862
Net Investment income (loss)		320,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(163,437)
Foreign currency transactions	(19)
Total net realized gain (loss)		(163,456)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(171,302)
Fidelity Central Funds	7,417
Total change in net unrealized appreciation (depreciation)		(163,885)
Net gain (loss)		(327,341)
Net increase (decrease) in net assets resulting from operations		$(6,867)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$320,474	$597,286
Net realized gain (loss)	(163,456)	49,664
Change in net unrealized appreciation (depreciation)	(163,885)	(472,925)
Net increase (decrease) in net assets resulting from operations	(6,867)	174,025
Distributions to shareholders	(296,900)	(1,316,424)

Share transactions
Proceeds from sales of shares	962,398	1,660,390
Reinvestment of distributions	259,443	1,172,169
Cost of shares redeemed	(1,027,218)	(3,309,299)

Net increase (decrease) in net assets resulting from share transactions	194,623	(476,740)
Total increase (decrease) in net assets	(109,144)	(1,619,139)

Net Assets
Beginning of period	11,457,861	13,077,000
End of period	$11,348,717	$11,457,861

Other Information
Shares
Sold	103,779	177,479
Issued in reinvestment of distributions	28,049	125,646
Redeemed	(111,030)	(353,587)
Net increase (decrease)	20,798	(50,462)

Financial Highlights
Fidelity® Capital & Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.28	$10.17	$11.24	$8.92	$10.08	$10.12
Income from Investment Operations
Net investment income (loss) A,B	.257	.480	.387	.386	.426	.432
Net realized and unrealized gain (loss)	(.258)	(.308)	(.714)	2.442	(1.085)	.207
Total from investment operations	(.001)	.172	(.327)	2.828	(.659)	.639
Distributions from net investment income	(.239)	(.473)	(.390)	(.390)	(.425)	(.487)
Distributions from net realized gain	-	(.589)	(.353)	(.118)	(.076)	(.192)
Total distributions	(.239)	(1.062)	(.743)	(.508)	(.501)	(.679)
Net asset value, end of period	$9.04	$9.28	$10.17	$11.24	$8.92	$10.08
Total Return C,D	(.05)%	2.09%	(3.27)%	32.35%	(6.89)%	6.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.68%	.67%	.68%	.67%	.69%
Expenses net of fee waivers, if any	.64% G	.68%	.67%	.68%	.67%	.69%
Expenses net of all reductions	.64% G	.68%	.67%	.68%	.67%	.69%
Net investment income (loss)	5.53% G	5.16%	3.49%	3.75%	4.32%	4.37%
Supplemental Data
Net assets, end of period (in millions)	$11,349	$11,458	$13,077	$14,674	$10,228	$11,631
Portfolio turnover rate H	36% G	20%	28%	37%	46%	43%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the nine month period ended September 30, 2023 was 9.63%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital & Income Fund	$449

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,021
Gross unrealized depreciation	(1,103,798)
Net unrealized appreciation (depreciation)	$(679,777)
Tax cost	$11,985,724

The Fund elected to defer to its next fiscal year approximately $55,459 of capital losses recognized during the period November 1, 2022 to April 30, 2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Capital & Income Fund	Fidelity Private Credit Central Fund LLC	$73,918
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	1,955,655	2,094,221
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1101% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Capital & Income Fund	.01

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Capital & Income Fund	0.0124%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Capital & Income Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Capital & Income Fund	22,781	18,830	3,174
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Capital & Income Fund	$10
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Capital & Income Fund	$1	$-	$-
9. Expense Reductions.
The investments adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until August 31, 2024. During the period the waiver reduced the Fund's management fee by $724.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $231.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Capital & Income Fund	.64%
Actual		$ 1,000	$ 999.50	$ 3.22
Hypothetical-B		$ 1,000	$ 1,021.92	$ 3.25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps ) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and equal to the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees ; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.538653.126
CAI-SANN-1223
Fidelity® SAI High Income Fund

Semi-Annual Report
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Southeastern Grocers, Inc.	2.1
New Fortress Energy, Inc.	2.1
Community Health Systems, Inc.	1.9
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.7
Uniti Group LP / Uniti Group Finance, Inc.	1.6
Ford Motor Credit Co. LLC	1.5
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.5
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5
Occidental Petroleum Corp.	1.4
DISH Network Corp.	1.4
16.7

Market Sectors (% of Fund's net assets)

Energy	16.5
Healthcare	7.5
Services	6.9
Technology	6.3
Telecommunications	5.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 83.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 1.2%
DISH Network Corp.:
2.375% 3/15/24	9,434,000	9,021,263
3.375% 8/15/26	16,374,000	8,391,675
		17,412,938
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	3,660,000	2,013,000
Technology - 0.1%
Seagate HDD Cayman 3.5% 6/1/28 (b)	1,680,000	1,741,320
TOTAL CONVERTIBLE BONDS		21,167,258
Nonconvertible Bonds - 81.7%
Aerospace - 1.9%
ATI, Inc. 4.875% 10/1/29	2,015,000	1,716,010
Bombardier, Inc. 7.875% 4/15/27 (b)	4,970,000	4,781,804
BWX Technologies, Inc. 4.125% 6/30/28 (b)	4,425,000	3,893,933
Howmet Aerospace, Inc.:
5.9% 2/1/27	730,000	719,760
6.875% 5/1/25	730,000	732,586
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	280,000	206,893
4.625% 3/1/28 (b)	820,000	683,279
Moog, Inc. 4.25% 12/15/27 (b)	220,000	195,857
TransDigm, Inc.:
4.625% 1/15/29	4,390,000	3,785,234
5.5% 11/15/27	4,520,000	4,197,950
6.25% 3/15/26 (b)	2,055,000	2,006,625
6.75% 8/15/28 (b)	2,200,000	2,136,163
6.875% 12/15/30 (b)	4,140,000	3,997,418
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	600,000	459,703
		29,513,215
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	1,075,000	978,102
American Airlines, Inc. 7.25% 2/15/28 (b)	735,000	683,420
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	3,979,167	3,869,535
Forward Air Corp. 9.5% 10/15/31 (b)	700,000	682,500
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	547,500	540,863
Rand Parent LLC 8.5% 2/15/30 (b)	7,448,000	6,801,485
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	2,830,000	2,235,700
		15,791,605
Automotive - 0.2%
Ford Motor Co.:
6.1% 8/19/32	1,610,000	1,490,587
7.4% 11/1/46	585,000	549,215
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,015,000	1,592,801
		3,632,603
Automotive & Auto Parts - 2.2%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	445,000	438,025
Dana, Inc.:
4.25% 9/1/30	590,000	466,973
5.375% 11/15/27	395,000	363,400
Ford Motor Co.:
3.25% 2/12/32	1,470,000	1,108,636
5.291% 12/8/46	295,000	214,319
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2802% 3/6/26 (c)(d)	2,065,000	2,080,874
2.9% 2/10/29	4,310,000	3,527,908
3.375% 11/13/25	730,000	681,238
3.815% 11/2/27	3,500,000	3,126,378
4% 11/13/30	725,000	597,173
4.389% 1/8/26	1,460,000	1,383,937
4.95% 5/28/27	2,905,000	2,724,879
5.125% 6/16/25	730,000	710,300
6.95% 3/6/26	5,815,000	5,827,430
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(c)	295,000	274,152
LCM Investments Holdings 8.25% 8/1/31 (b)	785,000	746,831
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	2,535,000	2,497,102
8.375% 5/1/28 (b)	1,605,000	1,599,784
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	2,615,000	1,240,504
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	985,000	982,385
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,750,000	1,687,484
6.875% 4/14/28 (b)	810,000	784,929
7.125% 4/14/30 (b)	810,000	784,083
		33,848,724
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
5.75% 11/20/25	149,000	142,335
6.7% 2/14/33	2,935,000	2,467,044
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	2,015,000	1,717,061
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	585,000	429,975
UniCredit SpA:
5.459% 6/30/35 (b)(c)	1,651,000	1,354,435
5.861% 6/19/32 (b)(c)	945,000	850,175
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	3,650,000	2,434,157
7.875% 5/1/27 (b)	590,000	454,300
Western Alliance Bancorp. 3% 6/15/31 (c)	1,590,000	1,214,760
		11,064,242
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	1,275,000	1,133,215
7.5% 6/1/29 (b)	1,670,000	1,215,569
9% 9/15/28 (b)	2,840,000	2,766,103
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	12,645,000	130,244
DISH Network Corp. 11.75% 11/15/27 (b)	3,665,000	3,630,402
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	224,000	121,610
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	4,490,000	3,818,441
4.125% 7/1/30 (b)	4,995,000	3,966,105
5.5% 7/1/29 (b)	1,515,000	1,342,402
TEGNA, Inc.:
4.625% 3/15/28	1,165,000	1,004,813
5% 9/15/29	1,395,000	1,168,313
Univision Communications, Inc.:
4.5% 5/1/29 (b)	130,000	103,339
6.625% 6/1/27 (b)	3,185,000	2,909,168
7.375% 6/30/30 (b)	2,950,000	2,597,500
8% 8/15/28 (b)	1,175,000	1,109,578
		27,016,802
Building Materials - 0.8%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	350,000	326,375
6.375% 6/15/30 (b)	1,330,000	1,255,744
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	395,000	373,473
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,565,000	1,494,338
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	3,750,000	2,984,464
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	2,530,000	2,395,869
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	1,765,000	1,557,362
SRS Distribution, Inc. 6% 12/1/29 (b)	2,595,000	2,160,338
		12,547,963
Cable/Satellite TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	5,510,000	4,287,870
4.25% 1/15/34 (b)	2,840,000	2,051,340
4.5% 8/15/30 (b)	2,935,000	2,353,387
4.5% 5/1/32	7,039,000	5,388,332
4.5% 6/1/33 (b)	5,460,000	4,072,972
4.75% 2/1/32 (b)	3,890,000	3,036,378
CSC Holdings LLC:
4.125% 12/1/30 (b)	3,395,000	2,274,521
4.5% 11/15/31 (b)	745,000	492,039
4.625% 12/1/30 (b)	4,285,000	2,173,017
5.375% 2/1/28 (b)	3,375,000	2,687,632
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	720,000	630,889
DISH DBS Corp. 5.75% 12/1/28 (b)	3,630,000	2,636,288
Dolya Holdco 18 DAC 5% 7/15/28 (b)	720,000	611,490
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (b)	2,155,000	1,647,797
6.5% 9/15/28 (b)	1,675,000	829,125
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,400,000	1,249,500
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,381,770
		37,804,347
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)	2,785,000	2,381,175
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	2,190,000	2,154,095
6.05% 4/15/28 (b)	1,459,000	1,395,669
6.3% 2/15/30 (b)	1,460,000	1,373,839
Vertical Holdco GmbH 7.625% 7/15/28 (b)	2,710,000	2,444,525
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)	6,595,000	6,004,399
		15,753,702
Chemicals - 4.2%
CVR Partners LP 6.125% 6/15/28 (b)	3,015,000	2,660,738
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,420,000	1,208,212
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	1,900,000	1,377,500
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,210,000	1,073,405
Methanex Corp.:
5.125% 10/15/27	4,725,000	4,309,237
5.25% 12/15/29	1,530,000	1,352,949
5.65% 12/1/44	4,460,000	3,277,400
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,555,000	3,367,936
4.875% 6/1/24 (b)	1,735,000	1,705,026
5% 5/1/25 (b)	250,000	236,115
5.25% 6/1/27 (b)	5,790,000	4,890,609
Nufarm Australia Ltd. 5% 1/27/30 (b)	4,635,000	4,020,816
Olin Corp. 5% 2/1/30	3,740,000	3,230,455
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,520,000	2,808,749
6.25% 10/1/29 (b)	3,340,000	2,505,000
9.75% 11/15/28 (b)	6,755,000	6,597,615
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	690,000	595,730
6.625% 5/1/29 (b)	2,144,000	1,797,156
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,235,000	2,869,529
The Chemours Co. LLC:
4.625% 11/15/29 (b)	1,330,000	1,027,264
5.375% 5/15/27	1,160,000	1,047,962
5.75% 11/15/28 (b)	3,530,000	2,985,497
TPC Group, Inc. 13% 12/16/27 (b)	1,702,071	1,698,463
Tronox, Inc. 4.625% 3/15/29 (b)	4,900,000	3,859,890
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	5,025,000	3,894,375
7.375% 3/1/31 (b)	595,000	551,131
		64,948,759
Consumer Products - 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	395,000	369,712
Kohl's Corp. 4.25% 7/17/25	190,000	177,456
Mattel, Inc.:
3.375% 4/1/26 (b)	2,370,000	2,189,102
5.45% 11/1/41	585,000	456,336
Newell Brands, Inc.:
4.7% 4/1/26	730,000	689,232
6.375% 9/15/27	730,000	683,655
6.5% 4/1/46 (f)	585,000	410,812
6.625% 9/15/29	820,000	754,363
The Scotts Miracle-Gro Co.:
4% 4/1/31	295,000	219,452
4.375% 2/1/32	435,000	318,812
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,000,000	1,730,000
10.5% 5/15/29 (b)	1,015,000	811,750
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	1,825,000	1,776,576
		10,587,258
Containers - 1.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)	4,302,000	2,505,297
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	2,838,000	2,062,121
5.25% 8/15/27 (b)	7,061,000	5,130,598
Ball Corp.:
2.875% 8/15/30	730,000	569,517
4.875% 3/15/26	2,190,000	2,103,151
6% 6/15/29	975,000	932,612
Berry Global, Inc. 4.875% 7/15/26 (b)	1,170,000	1,116,403
BWAY Holding Co. 7.875% 8/15/26 (b)	2,190,000	2,051,196
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	940,000	720,167
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,325,000	1,083,372
LABL, Inc.:
5.875% 11/1/28 (b)	450,000	380,811
6.75% 7/15/26 (b)	300,000	275,763
9.5% 11/1/28 (b)	300,000	289,939
10.5% 7/15/27 (b)	3,070,000	2,657,687
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	765,000	699,975
Sealed Air Corp. 5% 4/15/29 (b)	3,940,000	3,494,128
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	875,000	832,842
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	180,000	163,166
8.5% 8/15/27 (b)	265,000	221,087
		27,289,832
Diversified Financial Services - 4.4%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	1,500,000	1,471,612
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	280,000	205,588
3.625% 10/1/31 (b)	2,610,000	1,774,448
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	3,720,000	3,538,650
FLY Leasing Ltd. 7% 10/15/24 (b)	573,000	526,576
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	1,535,000	1,522,751
8% 6/15/28 (b)	4,260,000	4,202,127
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (b)	4,005,000	3,954,337
Hightower Holding LLC 6.75% 4/15/29 (b)	2,235,000	1,906,332
HTA Group Ltd. 7% 12/18/25 (b)	6,843,000	6,590,972
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	6,990,000	5,382,412
5.25% 5/15/27	13,865,000	11,871,906
6.25% 5/15/26	4,360,000	3,985,190
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	520,000	415,005
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	2,550,000	2,050,205
LPL Holdings, Inc. 4.375% 5/15/31 (b)	730,000	611,396
MSCI, Inc. 3.625% 9/1/30 (b)	2,905,000	2,403,831
OneMain Finance Corp.:
3.5% 1/15/27	5,220,000	4,410,900
3.875% 9/15/28	6,243,000	4,935,927
6.875% 3/15/25	290,000	286,112
7.125% 3/15/26	3,425,000	3,326,226
9% 1/15/29	330,000	322,575
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)	1,880,000	1,616,800
		67,311,878
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	3,245,000	2,644,675
Energy - 13.9%
Altus Midstream LP 5.875% 6/15/30 (b)	2,270,000	2,082,838
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	730,000	697,714
7.875% 5/15/26 (b)	730,000	735,149
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	4,200,000	3,626,997
California Resources Corp. 7.125% 2/1/26 (b)	1,020,000	1,023,825
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	1,180,000	1,101,380
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	2,150,000	1,999,500
7% 1/15/32 (b)	400,000	387,757
7.75% 2/15/26 (b)	1,150,000	1,148,968
CGG SA 8.75% 4/1/27 (b)	3,380,000	2,983,222
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	3,110,000	3,055,440
8.375% 1/15/29 (b)	1,000,000	990,362
CNX Resources Corp. 7.375% 1/15/31 (b)	855,000	816,932
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,910,000	1,633,069
6.75% 3/1/29 (b)	2,280,000	2,074,851
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	11,785,000	11,335,756
5.75% 4/1/25	2,685,000	2,651,438
6% 2/1/29 (b)	1,045,000	1,011,038
7.375% 2/1/31 (b)	1,455,000	1,466,655
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	3,265,000	3,079,548
5.625% 10/15/25 (b)	395,000	388,511
CVR Energy, Inc.:
5.25% 2/15/25 (b)	5,580,000	5,473,813
5.75% 2/15/28 (b)	4,910,000	4,411,439
Delek Logistics Partners LP 7.125% 6/1/28 (b)	4,740,000	4,313,400
DT Midstream, Inc.:
4.125% 6/15/29 (b)	575,000	494,390
4.375% 6/15/31 (b)	195,000	161,940
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,380,000	1,323,820
Energean PLC 6.5% 4/30/27 (b)	1,000,000	831,875
EnLink Midstream LLC:
5.625% 1/15/28 (b)	1,365,000	1,287,093
6.5% 9/1/30 (b)	4,730,000	4,540,183
EnLink Midstream Partners LP 4.85% 7/15/26	1,310,000	1,231,422
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	600,000	505,202
6% 7/1/25 (b)	185,000	180,918
6.5% 7/1/27 (b)	610,000	592,923
6.5% 7/15/48	300,000	253,670
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	3,538,000	3,122,469
Harvest Midstream I LP 7.5% 9/1/28 (b)	3,565,000	3,378,026
Hess Midstream Partners LP:
4.25% 2/15/30 (b)	1,330,000	1,138,049
5.125% 6/15/28 (b)	1,650,000	1,523,540
5.5% 10/15/30 (b)	730,000	662,698
5.625% 2/15/26 (b)	3,510,000	3,399,221
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	3,270,000	3,026,990
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	3,210,000	3,227,099
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)	4,515,379	4,634,133
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	20,250,000	18,137,861
6.75% 9/15/25 (b)	9,795,000	9,087,156
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)	2,055,000	2,006,052
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	2,370,000	2,340,446
8.75% 6/15/31 (b)	760,000	756,161
Occidental Petroleum Corp.:
4.2% 3/15/48	735,000	495,412
4.4% 4/15/46	2,205,000	1,572,981
4.4% 8/15/49	1,030,000	673,507
4.5% 7/15/44	1,805,000	1,254,313
6.125% 1/1/31	2,385,000	2,332,435
6.45% 9/15/36	1,685,000	1,636,607
6.625% 9/1/30	6,800,000	6,820,782
7.5% 5/1/31	2,790,000	2,925,566
7.95% 6/15/39	365,000	390,185
8.875% 7/15/30	2,720,000	3,020,451
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	5,325,000	5,161,576
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	2,185,000	1,836,825
4.95% 7/15/29 (b)	3,370,000	2,970,076
6.875% 4/15/40 (b)	330,000	274,664
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	740,000	740,237
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	986,400
SM Energy Co. 5.625% 6/1/25	1,915,000	1,864,048
Southwestern Energy Co. 4.75% 2/1/32	3,505,000	3,014,256
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	275,000	260,563
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	2,025,000	1,640,311
11.75% 10/1/28 (b)	500,000	426,515
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,239,210
5.875% 3/15/28	2,780,000	2,629,858
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	2,010,000	1,714,389
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	4,880,000	4,275,126
6% 3/1/27 (b)	3,126,000	2,859,964
6% 12/31/30 (b)	11,005,000	9,264,377
6% 9/1/31 (b)	4,865,000	4,093,752
7.5% 10/1/25 (b)	4,735,000	4,664,690
Teine Energy Ltd. 6.875% 4/15/29 (b)	395,000	365,869
Transocean Aquila Ltd. 8% 9/30/28 (b)	560,000	550,894
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	1,065,000	1,043,700
Transocean, Inc.:
7.5% 1/15/26 (b)	1,145,000	1,096,750
8% 2/1/27 (b)	4,274,000	4,011,747
8.75% 2/15/30 (b)	1,800,250	1,794,939
Valaris Ltd. 8.375% 4/30/30 (b)	3,400,000	3,336,250
Viper Energy Partners LP 7.375% 11/1/31 (b)	570,000	568,575
Western Gas Partners LP:
5.25% 2/1/50	1,470,000	1,086,271
5.3% 3/1/48	735,000	549,443
5.5% 8/15/48	440,000	333,617
		213,110,070
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	690,000	655,819
Covanta Holding Corp. 4.875% 12/1/29 (b)	2,860,000	2,230,800
Darling Ingredients, Inc. 6% 6/15/30 (b)	1,345,000	1,261,878
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,460,000	1,380,828
5.125% 12/15/26 (b)	1,460,000	1,385,379
Madison IAQ LLC:
4.125% 6/30/28 (b)	3,790,000	3,166,472
5.875% 6/30/29 (b)	3,850,000	2,982,346
Stericycle, Inc.:
3.875% 1/15/29 (b)	5,170,000	4,392,701
5.375% 7/15/24 (b)	990,000	977,437
		18,433,660
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	395,000	364,857
3.5% 3/15/29 (b)	3,660,000	3,120,520
4.875% 2/15/30 (b)	3,835,000	3,423,948
BellRing Brands, Inc. 7% 3/15/30 (b)	585,000	568,181
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	5,715,000	2,247,281
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,315,000	1,056,434
Parkland Corp.:
4.5% 10/1/29 (b)	980,000	842,898
4.625% 5/1/30 (b)	4,735,000	4,036,588
		15,660,707
Food/Beverage/Tobacco - 1.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	3,320,000	2,568,850
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	585,000	505,774
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	4,645,000	3,940,458
4.375% 1/31/32 (b)	735,000	608,115
Performance Food Group, Inc. 5.5% 10/15/27 (b)	335,000	313,250
Pilgrim's Pride Corp.:
3.5% 3/1/32	730,000	556,114
4.25% 4/15/31	865,000	712,482
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,035,000	1,704,085
5.5% 12/15/29 (b)	2,055,000	1,832,677
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	1,815,000	1,531,334
TreeHouse Foods, Inc. 4% 9/1/28	1,265,000	1,028,359
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	8,405,000	6,927,273
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,725,000	1,472,988
4.75% 2/15/29 (b)	1,695,000	1,495,256
6.875% 9/15/28 (b)	1,000,000	977,364
United Natural Foods, Inc. 6.75% 10/15/28 (b)	295,000	232,130
		26,406,509
Gaming - 1.8%
Affinity Gaming LLC 6.875% 12/15/27 (b)	4,930,000	4,018,374
Caesars Entertainment, Inc.:
6.25% 7/1/25 (b)	2,430,000	2,390,846
8.125% 7/1/27 (b)	3,509,000	3,476,977
Caesars Resort Collection LLC 5.75% 7/1/25 (b)	2,980,000	2,932,376
Carnival Corp. 10.5% 6/1/30 (b)	4,240,000	4,302,002
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	2,845,000	2,261,067
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	2,005,000	2,005,002
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	2,000,000	1,700,000
Scientific Games Corp. 7.5% 9/1/31 (b)	1,200,000	1,171,714
Station Casinos LLC 4.5% 2/15/28 (b)	390,000	336,814
Transocean, Inc. 7.25% 11/1/25 (b)	745,000	726,949
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,465,000	1,208,552
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	735,000	684,448
		27,215,121
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	2,883,000	2,794,739
180 Medical, Inc. 3.875% 10/15/29 (b)	1,435,000	1,192,165
AdaptHealth LLC 5.125% 3/1/30 (b)	3,098,000	2,346,735
AMN Healthcare 4% 4/15/29 (b)	925,000	766,068
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,830,000	1,531,593
4.625% 7/15/28 (b)	280,000	249,231
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	3,913,000	3,374,963
9% 12/15/25 (b)	400,000	346,961
Cano Health, Inc. 6.25% 10/1/28 (b)	1,350,000	540,000
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,295,000	1,014,956
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,300,000	1,097,291
4% 3/15/31 (b)	1,310,000	1,069,215
4.25% 5/1/28 (b)	385,000	342,088
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	5,905,000	3,957,797
5.25% 5/15/30 (b)	14,150,000	10,048,680
5.625% 3/15/27 (b)	5,260,000	4,273,401
6% 1/15/29 (b)	3,600,000	2,727,000
6.125% 4/1/30 (b)	4,990,000	1,933,625
6.875% 4/15/29 (b)	6,890,000	2,844,950
8% 3/15/26 (b)	1,150,000	1,051,164
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	3,610,000	3,032,889
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)	1,280,000	920,071
4.625% 6/1/30 (b)	6,215,000	4,870,759
Embecta Corp. 5% 2/15/30 (b)	1,680,000	1,334,038
Grifols SA 4.75% 10/15/28 (b)	2,780,000	2,328,250
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,595,000	1,366,276
Hologic, Inc. 3.25% 2/15/29 (b)	765,000	642,232
IQVIA, Inc. 6.5% 5/15/30 (b)	1,525,000	1,479,250
Jazz Securities DAC 4.375% 1/15/29 (b)	2,600,000	2,261,138
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	1,910,000	1,391,989
Modivcare, Inc. 5.875% 11/15/25 (b)	2,180,000	2,060,100
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,385,000	1,129,633
3.875% 5/15/32 (b)	785,000	616,821
Mozart Borrower LP 3.875% 4/1/29 (b)	730,000	616,387
Omega Healthcare Investors, Inc. 3.25% 4/15/33	4,360,000	3,107,537
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	5,440,000	4,698,855
5.125% 4/30/31 (b)	1,780,000	1,390,032
Owens & Minor, Inc. 4.5% 3/31/29 (b)	215,000	172,503
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	4,150,000	3,579,126
Regionalcare Hospital Partners 9.75% 12/1/26 (b)	1,560,000	1,458,578
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	1,375,000	833,041
9.875% 8/15/30 (b)	1,810,000	1,635,788
11% 10/15/30 (b)	190,000	178,805
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	3,545,000	2,525,813
Teleflex, Inc. 4.25% 6/1/28 (b)	1,275,000	1,125,189
Tenet Healthcare Corp.:
4.25% 6/1/29	4,025,000	3,444,483
4.375% 1/15/30	3,835,000	3,244,056
6.125% 10/1/28	4,245,000	3,937,238
6.125% 6/15/30	4,165,000	3,855,460
6.25% 2/1/27	1,405,000	1,347,320
6.75% 5/15/31 (b)	530,000	503,306
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,775,000	1,562,754
7.875% 9/15/29	450,000	443,733
8.125% 9/15/31	450,000	445,532
		107,041,604
Homebuilders/Real Estate - 3.9%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	1,194,400	983,141
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,060,000	1,666,913
Greystar Real Estate Partners 7.75% 9/1/30 (b)	750,000	736,875
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,830,000	1,468,575
4.375% 2/1/31 (b)	995,000	757,390
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,080,000	1,518,400
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,590,000	5,208,924
4.625% 8/1/29	3,225,000	2,232,769
5% 10/15/27	13,950,000	10,771,246
5.25% 8/1/26	2,585,000	2,225,719
Railworks Holdings LP 8.25% 11/15/28 (b)	3,585,000	3,409,443
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	43,000	26,983
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	34,000	21,170
Safehold Operating Partnership LP 2.8% 6/15/31	2,200,000	1,621,383
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	535,000	449,616
TopBuild Corp. 4.125% 2/15/32 (b)	1,320,000	1,044,252
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	40,000	39,599
TRI Pointe Homes, Inc. 5.7% 6/15/28	295,000	262,653
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (b)	10,260,000	8,291,851
6.5% 2/15/29 (b)	20,990,000	13,631,065
10.5% 2/15/28 (b)	2,930,000	2,821,455
		59,189,422
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,555,000	3,600,606
3.75% 5/1/29 (b)	10,000	8,608
4% 5/1/31 (b)	2,205,000	1,826,106
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	395,000	359,975
		5,795,295
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	585,000	479,682
7% 11/15/25 (b)	295,000	286,013
Alliant Holdings Intermediate LLC:
6.75% 10/15/27 (b)	740,000	675,812
6.75% 4/15/28 (b)	735,000	698,430
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,045,000	1,750,606
AssuredPartners, Inc. 5.625% 1/15/29 (b)	2,915,000	2,472,884
HUB International Ltd.:
7% 5/1/26 (b)	1,040,000	1,012,348
7.25% 6/15/30 (b)	1,965,000	1,916,779
National Financial Partners Corp. 8.5% 10/1/31 (b)	1,000,000	983,247
		10,275,801
Leisure - 2.7%
Carnival Corp.:
5.75% 3/1/27 (b)	5,055,000	4,523,031
6% 5/1/29 (b)	3,000,000	2,534,772
6.65% 1/15/28	720,000	606,167
7% 8/15/29 (b)	860,000	843,265
7.625% 3/1/26 (b)	5,780,000	5,620,430
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	425,000	360,145
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	2,880,000	2,232,000
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	1,585,000	1,422,538
7.75% 2/15/29 (b)	4,040,000	3,526,071
NCL Finance Ltd. 6.125% 3/15/28 (b)	1,390,000	1,162,369
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	5,935,000	5,459,025
5.375% 7/15/27 (b)	2,775,000	2,557,372
5.5% 8/31/26 (b)	4,870,000	4,595,722
5.5% 4/1/28 (b)	3,715,000	3,388,137
Viking Cruises Ltd. 9.125% 7/15/31 (b)	535,000	525,638
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,545,000	1,369,256
Voc Escrow Ltd. 5% 2/15/28 (b)	1,420,000	1,275,760
		42,001,698
Metals/Mining - 1.4%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	995,000	982,563
Constellium NV 5.875% 2/15/26 (b)	823,000	788,837
Eldorado Gold Corp. 6.25% 9/1/29 (b)	125,000	106,719
ERO Copper Corp. 6.5% 2/15/30 (b)	4,560,000	3,868,202
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,385,000	2,009,363
8.625% 6/1/31 (b)	1,625,000	1,371,665
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	730,000	588,423
4.5% 9/15/27 (b)	850,000	765,349
Howmet Aerospace, Inc. 5.95% 2/1/37	585,000	534,402
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	1,485,000	1,382,111
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,980,000	1,913,254
8.5% 5/1/30 (b)	2,310,000	2,221,204
9.25% 10/1/28 (b)	1,510,000	1,510,000
Novelis Corp.:
3.25% 11/15/26 (b)	445,000	396,113
3.875% 8/15/31 (b)	740,000	577,940
PMHC II, Inc. 9% 2/15/30 (b)	3,135,000	2,495,127
		21,511,272
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,040,000	780,072
6% 6/15/27 (b)	2,930,000	2,768,839
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,405,000	1,276,298
8.75% 4/15/30 (b)	2,250,000	1,793,430
Mercer International, Inc. 5.125% 2/1/29	950,000	744,921
SPA Holdings 3 OY 4.875% 2/4/28 (b)	2,875,000	2,345,483
		9,709,043
Publishing/Printing - 0.0%
Cimpress PLC 7% 6/15/26	660,000	610,777
Railroad - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	720,000	579,600
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,265,000	1,129,389
4% 10/15/30 (b)	3,170,000	2,596,301
Garden SpinCo Corp. 8.625% 7/20/30 (b)	740,000	763,510
Yum! Brands, Inc.:
3.625% 3/15/31	735,000	596,852
4.625% 1/31/32	3,255,000	2,773,672
5.375% 4/1/32	585,000	525,862
		8,385,586
Services - 5.1%
AECOM 5.125% 3/15/27	980,000	925,219
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,785,000	2,012,163
9.75% 7/15/27 (b)	5,232,000	4,544,652
APX Group, Inc.:
5.75% 7/15/29 (b)	1,525,000	1,267,830
6.75% 2/15/27 (b)	2,660,000	2,567,991
Aramark Services, Inc. 5% 2/1/28 (b)	760,000	697,033
ASGN, Inc. 4.625% 5/15/28 (b)	1,395,000	1,235,251
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	6,675,000	6,624,938
CoreCivic, Inc.:
4.75% 10/15/27	3,675,000	3,192,656
8.25% 4/15/26	5,028,000	5,090,492
CoreLogic, Inc. 4.5% 5/1/28 (b)	2,080,000	1,648,400
Fair Isaac Corp. 4% 6/15/28 (b)	3,295,000	2,934,158
Gartner, Inc. 3.625% 6/15/29 (b)	575,000	485,563
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,764,000	6,476,530
Hertz Corp. 5% 12/1/29 (b)	395,000	283,572
Iron Mountain, Inc. 4.5% 2/15/31 (b)	730,000	597,128
Korn Ferry 4.625% 12/15/27 (b)	540,000	491,167
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	2,401,000	2,289,824
Life Time, Inc. 8% 4/15/26 (b)	3,210,000	3,129,750
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	3,423,000	3,020,964
PowerTeam Services LLC 9.033% 12/4/25 (b)	4,757,000	4,281,300
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,460,000	1,416,357
Service Corp. International:
4% 5/15/31	1,285,000	1,040,092
5.125% 6/1/29	810,000	741,150
Sotheby's 7.375% 10/15/27 (b)	1,700,000	1,518,245
The GEO Group, Inc.:
6% 4/15/26	490,000	445,916
9.5% 12/31/28 (b)	3,300,000	3,176,250
TriNet Group, Inc.:
3.5% 3/1/29 (b)	4,635,000	3,827,327
7.125% 8/15/31 (b)	875,000	845,968
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	345,000	304,267
7.5% 5/15/25 (b)	3,795,000	3,799,710
8% 11/1/26 (b)	4,365,000	4,395,782
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	3,350,000	3,098,750
		78,406,395
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30	820,000	789,398
Commercial Metals Co.:
3.875% 2/15/31	880,000	713,342
4.125% 1/15/30	2,495,000	2,105,685
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	2,005,000	1,700,260
		5,308,685
Super Retail - 1.6%
Bath & Body Works, Inc. 6.694% 1/15/27	1,123,000	1,085,462
Carvana Co.:
4.875% 9/1/29 (b)	1,872,000	1,053,757
5.5% 4/15/27 (b)	1,512,000	1,002,518
5.875% 10/1/28 (b)	889,000	515,397
9% 12/1/28 pay-in-kind (b)(c)	693,000	515,698
9% 6/1/30 pay-in-kind (b)(c)	1,042,000	771,080
9% 6/1/31 pay-in-kind (b)(c)	1,233,000	918,585
EG Global Finance PLC:
6.75% 2/7/25 (b)	5,642,000	5,582,195
8.5% 10/30/25 (b)	2,615,000	2,572,506
Hanesbrands, Inc. 4.875% 5/15/26 (b)	395,000	362,932
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,405,000	1,899,950
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,245,000	969,311
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	2,095,000	1,517,953
7.875% 5/1/29 (b)	1,315,000	733,113
Nordstrom, Inc.:
4.25% 8/1/31	685,000	501,817
4.375% 4/1/30	435,000	337,654
Sally Holdings LLC 5.625% 12/1/25	1,605,000	1,551,490
Wolverine World Wide, Inc. 4% 8/15/29 (b)	4,356,000	3,247,821
		25,139,239
Technology - 5.5%
Acuris Finance U.S. 5% 5/1/28 (b)	5,535,000	4,358,813
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	1,480,000	1,209,524
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	3,665,000	3,261,850
Block, Inc.:
2.75% 6/1/26	730,000	655,074
3.5% 6/1/31	4,995,000	3,854,914
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,050,000	901,533
4.875% 7/1/29 (b)	1,065,000	898,205
Cloud Software Group, Inc. 9% 9/30/29 (b)	7,360,000	6,267,666
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,975,000	1,950,772
Coherent Corp. 5% 12/15/29 (b)	4,115,000	3,491,866
CommScope, Inc.:
4.75% 9/1/29 (b)	2,985,000	2,037,263
6% 3/1/26 (b)	1,445,000	1,213,772
Elastic NV 4.125% 7/15/29 (b)	2,363,000	1,991,452
Entegris Escrow Corp.:
4.75% 4/15/29 (b)	550,000	492,549
5.95% 6/15/30 (b)	4,375,000	4,002,437
Entegris, Inc. 3.625% 5/1/29 (b)	1,300,000	1,087,184
Gartner, Inc. 4.5% 7/1/28 (b)	750,000	674,789
Gen Digital, Inc.:
5% 4/15/25 (b)	1,480,000	1,432,847
7.125% 9/30/30 (b)	740,000	719,910
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	4,760,000	3,995,784
5.25% 12/1/27 (b)	855,000	801,248
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	980,000	877,578
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	5,045,000	4,187,350
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	440,000	337,700
4.125% 8/1/30 (b)	930,000	755,653
McAfee Corp. 7.375% 2/15/30 (b)	1,380,000	1,103,966
MicroStrategy, Inc. 6.125% 6/15/28 (b)	3,765,000	3,407,325
NCR Atleos Escrow Corp. 9.5% 4/1/29 (b)	1,800,000	1,764,414
ON Semiconductor Corp. 3.875% 9/1/28 (b)	305,000	262,019
Open Text Corp.:
3.875% 2/15/28 (b)	1,790,000	1,555,644
3.875% 12/1/29 (b)	905,000	740,092
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,045,000	2,523,084
4.125% 12/1/31 (b)	3,370,000	2,647,200
Rackspace Hosting, Inc.:
3.5% 2/15/28 (b)	2,435,000	1,067,350
5.375% 12/1/28 (b)	4,625,000	1,352,444
Roblox Corp. 3.875% 5/1/30 (b)	3,335,000	2,706,052
Seagate HDD Cayman:
5.75% 12/1/34	2,105,000	1,781,563
8.25% 12/15/29 (b)	765,000	777,414
8.5% 7/15/31 (b)	925,000	941,246
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,752,111
5% 10/1/25 (b)	295,000	286,819
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	735,000	588,255
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	595,000	558,272
TTM Technologies, Inc. 4% 3/1/29 (b)	4,365,000	3,579,256
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,197,000	979,834
Virtusa Corp. 7.125% 12/15/28 (b)	795,000	629,083
VM Consolidated, Inc. 5.5% 4/15/29 (b)	400,000	354,228
		82,815,404
Telecommunications - 5.3%
Altice Financing SA:
5% 1/15/28 (b)	1,750,000	1,423,217
5.75% 8/15/29 (b)	11,520,000	8,908,236
Altice France Holding SA 6% 2/15/28 (b)	6,050,000	2,653,262
Altice France SA:
5.125% 1/15/29 (b)	7,085,000	4,890,809
5.125% 7/15/29 (b)	8,025,000	5,494,720
5.5% 1/15/28 (b)	2,115,000	1,571,516
5.5% 10/15/29 (b)	30,000	20,637
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	7,267,000	6,211,832
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	2,555,000	2,078,401
5.625% 9/15/28 (b)	2,730,000	2,042,825
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,005,000	1,510,387
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,595,000	1,377,108
5.875% 10/15/27 (b)	1,860,000	1,695,703
5.875% 11/1/29	2,515,000	1,890,319
8.75% 5/15/30 (b)	2,825,000	2,691,525
IHS Netherlands Holdco BV 8% 9/18/27 (b)	920,000	750,490
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	2,815,000	2,471,657
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	1,355,000	1,055,563
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	4,705,000	2,402,820
4.25% 7/1/28 (b)	1,950,000	1,102,672
10.5% 5/15/30 (b)	3,258,000	3,260,553
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,230,000	1,662,019
5.125% 1/15/28 (b)	1,885,500	1,616,816
Sable International Finance Ltd. 5.75% 9/7/27 (b)	130,000	116,368
SBA Communications Corp. 3.125% 2/1/29	1,190,000	983,896
Telecom Italia Capital SA:
6% 9/30/34	2,740,000	2,253,291
7.2% 7/18/36	1,625,000	1,405,119
7.721% 6/4/38	850,000	750,346
Uniti Group, Inc. 6% 1/15/30 (b)	8,185,000	4,962,429
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	4,685,000	3,863,064
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	4,595,000	3,614,051
Windstream Escrow LLC 7.75% 8/15/28 (b)	3,665,000	2,906,297
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	660,000	496,744
6.125% 3/1/28 (b)	1,525,000	1,010,234
		81,144,926
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	970,000	737,159
Foot Locker, Inc. 4% 10/1/29 (b)	970,000	712,979
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,230,000	1,012,427
Victoria's Secret & Co. 4.625% 7/15/29 (b)	1,110,000	816,013
		3,278,578
Transportation Ex Air/Rail - 0.8%
Golar LNG Ltd. 7% 10/20/25 (b)	3,344,000	3,278,859
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	2,085,000	1,704,488
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)	810,000	789,175
Seaspan Corp. 5.5% 8/1/29 (b)	6,138,000	4,708,828
XPO, Inc.:
6.25% 6/1/28 (b)	460,000	440,708
7.125% 6/1/31 (b)	760,000	740,426
		11,662,484
Utilities - 2.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	3,795,000	2,959,146
3.75% 1/15/32 (b)	385,000	291,622
4.75% 3/15/28 (b)	1,280,000	1,142,589
DPL, Inc.:
4.125% 7/1/25	1,835,000	1,726,822
4.35% 4/15/29	245,000	199,835
EnLink Midstream Partners LP 4.15% 6/1/25	735,000	706,934
FirstEnergy Corp. 3.4% 3/1/50	2,935,000	1,774,964
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,375,000	3,181,140
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,565,000	2,087,646
3.625% 2/15/31 (b)	930,000	701,812
5.25% 6/15/29 (b)	2,640,000	2,329,168
PG&E Corp. 5.25% 7/1/30	13,885,000	12,161,886
Pike Corp. 5.5% 9/1/28 (b)	757,000	647,386
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,190,913
5.5% 9/1/26 (b)	1,520,000	1,446,086
5.625% 2/15/27 (b)	2,950,000	2,775,990
7.75% 10/15/31 (b)	1,400,000	1,351,308
		37,675,247
TOTAL NONCONVERTIBLE BONDS		1,251,112,728
TOTAL CORPORATE BONDS (Cost $1,460,808,808)		1,272,279,986

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2495% 6/15/38 (b)(c)(d)	1,199,499	1,134,454
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1165% 11/15/38 (b)(c)(d)	1,619,000	1,537,864
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1485% 7/15/38 (b)(c)(d)	656,513	636,766
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	1,066,000	939,131
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6495% 7/15/38 (b)(c)(d)	2,435,000	2,306,825
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,626,127)		6,555,040

Common Stocks - 4.0%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	16,200	1,412,640
Capital Goods - 0.1%
Regal Rexnord Corp.	12,000	1,420,920
Energy - 1.2%
California Resources Corp. warrants 10/27/24 (i)	4,491	80,119
Mesquite Energy, Inc. (h)(i)	204,784	16,257,802
New Fortress Energy, Inc. (j)	95,300	2,887,590
TOTAL ENERGY		19,225,511
Food & Drug Retail - 2.1%
Southeastern Grocers, Inc. (g)(h)(i)	1,184,833	31,670,558
Healthcare - 0.2%
Centene Corp. (i)	37,100	2,559,158
Technology - 0.1%
Coherent Corp. (i)	46,800	1,385,280
Telecommunications - 0.2%
GTT Communications, Inc. (h)	89,354	2,543,908
Helios Towers PLC (i)	1,070,700	787,987
TOTAL TELECOMMUNICATIONS		3,331,895
TOTAL COMMON STOCKS (Cost $44,242,056)		61,005,962

Bank Loan Obligations - 6.7%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8943% 12/17/28 (c)(d)(k)	997,462	750,969
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4146% 8/24/26 (c)(d)(k)	2,325,660	873,588
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(e)(k)	7,322,814	77,842
TOTAL BROADCASTING		951,430
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (c)(d)(k)	4,403,411	3,486,049
Chemicals - 0.3%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (c)(d)(k)	3,478,338	3,224,281
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (c)(d)(k)	927,640	903,289
TOTAL CHEMICALS		4,127,570
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (c)(d)(k)	2,297,835	2,265,757
Energy - 0.6%
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4763% 2/7/28 (c)(d)(k)	3,423,103	3,256,227
Tranche BB 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(k)	1,618,167	1,614,122
CME Term SOFR 3 Month Index + 4.000% 9.4145% 2/5/25 (c)(d)(k)	1,009,159	1,005,375
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (c)(d)(h)(k)	2,349,339	2,243,619
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(k)	3,800,000	0
term loan 3 month U.S. LIBOR + 0.000% 0% (d)(e)(h)(k)	1,620,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10/30/28 (d)(k)(l)	1,535,000	1,412,200
TOTAL ENERGY		9,531,543
Gaming - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 8/1/30 (c)(d)(k)	140,000	139,796
Healthcare - 0.3%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.53% 11/23/27 (c)(d)(k)	3,435,814	1,978,033
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 1/8/27 (c)(d)(k)	240,038	236,538
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (c)(d)(k)	1,876,716	1,790,706
TOTAL HEALTHCARE		4,005,277
Homebuilders/Real Estate - 0.0%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (c)(d)(h)(k)	686,573	663,436
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8347% 11/6/27 (c)(d)(k)	267,645	266,614
Leisure - 1.3%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4531% 7/21/28 (c)(d)(k)	13,030,646	12,888,091
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (c)(d)(k)	6,202,691	6,005,011
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (c)(d)(k)	1,439,000	1,238,734
TOTAL LEISURE		20,131,836
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5991% 4/13/29 (c)(d)(k)	530,223	512,153
Services - 1.6%
ABG Intermediate Holdings 2 LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4241% 12/21/28 (c)(d)(k)	1,172,673	1,169,741
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (d)(k)(m)	224,691	224,130
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (c)(d)(k)	1,000,000	840,830
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (c)(d)(k)	4,677,845	4,343,098
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (c)(d)(k)	2,359,000	2,270,538
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9386% 6/2/28 (c)(d)(k)	3,398,987	3,085,805
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	2,911,992	2,862,488
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (c)(d)(k)	2,903,800	2,531,765
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (c)(d)(k)	1,655,000	1,492,264
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (c)(d)(k)	6,110,642	5,209,322
TOTAL SERVICES		24,029,981
Super Retail - 0.7%
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (c)(d)(k)	3,013,869	2,986,865
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 12/18/27 (c)(d)(k)	8,320,367	7,904,349
TOTAL SUPER RETAIL		10,891,214
Technology - 0.6%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5769% 2/15/29 (c)(d)(k)	1,988,410	1,923,429
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (c)(d)(h)(k)	68,008	66,852
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (c)(d)(k)	375,000	357,893
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9241% 10/7/27 (c)(d)(k)	828,658	817,264
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (c)(d)(k)	3,348,716	3,328,155
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (c)(d)(k)	885,000	883,009
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4386% 8/27/25 (c)(d)(k)	1,208,894	1,207,129
TOTAL TECHNOLOGY		8,583,731
Telecommunications - 0.4%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (c)(d)(k)	3,761,241	2,219,132
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4269% 12/30/27 (c)(d)(k)	4,681,849	4,026,390
TOTAL TELECOMMUNICATIONS		6,245,522
Utilities - 0.4%
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 6/23/25 (c)(d)(k)	5,379,290	5,365,842
TOTAL BANK LOAN OBLIGATIONS (Cost $111,970,022)		101,948,720

Preferred Securities - 2.3%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (c)	4,810,000	4,531,426
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (c)(n)	2,470,000	1,627,880
4.7% (c)(n)	2,435,000	1,445,834
Bank of America Corp. 5.875% (c)(n)	2,985,000	2,592,729
JPMorgan Chase & Co.:
4.6% (c)(n)	2,155,000	2,032,517
6.1% (c)(n)	2,980,000	2,954,296
Wells Fargo & Co. 5.9% (c)(n)	1,640,000	1,649,368
TOTAL BANKS & THRIFTS		12,302,624
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (b)(c)(n)	3,160,000	2,499,327
Charles Schwab Corp. 4% (c)(n)	1,910,000	1,316,221
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,815,548
Energy - 0.8%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(d)(n)	8,355,000	8,047,974
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7798% (c)(d)(n)	1,635,000	1,476,026
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (c)(d)(n)	3,150,000	3,026,546
TOTAL ENERGY		12,550,546
Services - 0.2%
Air Lease Corp. 4.125% (c)(n)	3,435,000	2,490,098
TOTAL PREFERRED SECURITIES (Cost $35,451,677)		35,690,242

Other - 1.2%
	Shares	Value ($)
Other - 1.2%
Fidelity Private Credit Central Fund LLC (g)(q) (Cost $18,401,712)	1,849,149	18,750,370

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (o)	15,997,033	16,000,232
Fidelity Securities Lending Cash Central Fund 5.40% (o)(p)	2,935,506	2,935,800
TOTAL MONEY MARKET FUNDS (Cost $18,936,032)		18,936,032

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,696,436,434)	1,515,166,352
NET OTHER ASSETS (LIABILITIES) - 1.0%	15,549,613
NET ASSETS - 100.0%	1,530,715,965

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. HY Series 41	NR	Dec 2028	ICE	5%	Quarterly	5,000	(51)	0	(51)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,007,073,054 or 65.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,055,061 or 3.6% of net assets.

(h)	Level 3 security
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $224,691 and $224,130, respectively.

(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.
(q)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 10/27/23	18,401,712

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	4,425,071

Southeastern Grocers, Inc.	6/25/21 - 4/01/22	22,540,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	80,986,531	226,095,211	291,081,510	1,721,659	-	-	16,000,232	0.0%
Fidelity Private Credit Central Fund LLC	16,775,367	1,582,325	-	960,174	-	392,678	18,750,370	2.8%
Fidelity Securities Lending Cash Central Fund 5.40%	246,600	8,221,828	5,532,628	173	-	-	2,935,800	0.0%
Total	98,008,498	235,899,364	296,614,138	2,682,006	-	392,678	37,686,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	787,987	787,987	-	-
Consumer Discretionary	1,412,640	1,412,640	-	-
Consumer Staples	31,670,558	-	-	31,670,558
Energy	19,225,511	2,967,709	-	16,257,802
Health Care	2,559,158	2,559,158	-	-
Industrials	1,420,920	1,420,920	-	-
Information Technology	3,929,188	1,385,280	-	2,543,908

Corporate Bonds	1,272,279,986	-	1,267,645,853	4,634,133

Commercial Mortgage Securities	6,555,040	-	6,555,040	-

Bank Loan Obligations	101,948,720	-	96,112,325	5,836,395

Preferred Securities	35,690,242	-	35,690,242	-

Other	18,750,370	-	18,750,370	-

Money Market Funds	18,936,032	18,936,032	-	-
Total Investments in Securities:	1,515,166,352	29,469,726	1,424,753,830	60,942,796
Derivative Instruments: Liabilities
Swaps	(51)	-	(51)	-
Total Liabilities	(51)	-	(51)	-
Total Derivative Instruments:	(51)	-	(51)	-

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$29,099,479
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,571,079
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$31,670,558
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$2,571,079
Energy
Beginning Balance	$22,041,156
Net Realized Gain (Loss) on Investment Securities	(521,070)
Net Unrealized Gain (Loss) on Investment Securities	3,914,301
Cost of Purchases	-
Proceeds of Sales	(9,176,585)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$16,257,802
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$3,393,271
Corporate Bonds
Beginning Balance	$29,527,322
Net Realized Gain (Loss) on Investment Securities	(11,627,292)
Net Unrealized Gain (Loss) on Investment Securities	(13,311,806)
Cost of Purchases	4,425,071
Proceeds of Sales	(4,394,666)
Amortization/Accretion	15,504
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$4,634,133
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$193,558
Other Investments in Securities
Beginning Balance	$6,750,048
Net Realized Gain (Loss) on Investment Securities	(73,224)
Net Unrealized Gain (Loss) on Investment Securities	1,406,825
Cost of Purchases	2,920,400
Proceeds of Sales	(6,601,912)
Amortization/Accretion	21,715
Transfers into Level 3	3,956,451
Transfers out of Level 3	-
Ending Balance	$8,380,303
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$1,338,788

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	0	(51)
Total Credit Risk	0	(51)
Total Value of Derivatives	0	(51)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,823,960) - See accompanying schedule:
Unaffiliated issuers (cost $1,659,098,690)	$1,477,479,950
Fidelity Central Funds (cost $37,337,744)	37,686,402

Total Investment in Securities (cost $1,696,436,434)		$1,515,166,352
Segregated cash with brokers for derivative instruments		837
Cash		1,381,601
Receivable for investments sold		958,025
Receivable for fund shares sold		932,700
Interest receivable		22,764,649
Distributions receivable from Fidelity Central Funds		80,444
Receivable for daily variation margin on centrally cleared swaps		16
Prepaid expenses		2,260
Receivable from investment adviser for expense reductions		964,913
Other receivables		749
Total assets		1,542,252,546
Liabilities
Payable for investments purchased	$6,280,863
Payable for fund shares redeemed	1,567,035
Distributions payable	13,974
Accrued management fee	689,742
Other payables and accrued expenses	49,167
Collateral on securities loaned	2,935,800
Total Liabilities		11,536,581
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,530,715,965
Net Assets consist of:
Paid in capital		$1,993,361,582
Total accumulated earnings (loss)		(462,645,617)
Net Assets		$1,530,715,965
Net Asset Value, offering price and redemption price per share ($1,530,715,965 ÷ 184,473,325 shares)		$8.30

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$879,748
Interest		51,006,627
Income from Fidelity Central Funds (including $173 from security lending)		2,682,006
Other income		$884,260
Total Income		55,452,641
Expenses
Management fee	$4,451,637
Custodian fees and expenses	7,680
Independent trustees' fees and expenses	4,058
Registration fees	21,860
Audit	44,896
Legal	212,686
Interest	7,438
Miscellaneous	4,541
Total expenses before reductions	4,754,796
Expense reductions	(77,877)
Total expenses after reductions		4,676,919
Net Investment income (loss)		50,775,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(67,999,786)
Foreign currency transactions	143
Swaps	(17)
Total net realized gain (loss)		(67,999,660)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7,677,872)
Fidelity Central Funds	392,678
Assets and liabilities in foreign currencies	1
Swaps	(51)
Total change in net unrealized appreciation (depreciation)		(7,285,244)
Net gain (loss)		(75,284,904)
Net increase (decrease) in net assets resulting from operations		$(24,509,182)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,775,722	$95,180,197
Net realized gain (loss)	(67,999,660)	(166,579,134)
Change in net unrealized appreciation (depreciation)	(7,285,244)	36,966,638
Net increase (decrease) in net assets resulting from operations	(24,509,182)	(34,432,299)
Distributions to shareholders	(45,747,006)	(88,720,097)

Share transactions
Proceeds from sales of shares	186,080,005	342,593,298
Reinvestment of distributions	45,643,259	88,547,414
Cost of shares redeemed	(271,056,153)	(1,149,048,683)

Net increase (decrease) in net assets resulting from share transactions	(39,332,889)	(717,907,971)
Total increase (decrease) in net assets	(109,589,077)	(841,060,367)

Net Assets
Beginning of period	1,640,305,042	2,481,365,409
End of period	$1,530,715,965	$1,640,305,042

Other Information
Shares
Sold	21,750,112	39,423,955
Issued in reinvestment of distributions	5,348,391	10,242,638
Redeemed	(31,879,556)	(131,491,444)
Net increase (decrease)	(4,781,053)	(81,824,851)

Financial Highlights
Fidelity® SAI High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.67	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.266	.491	.388
Net realized and unrealized gain (loss)	(.396)	(.510)	(.879)
Total from investment operations	(.130)	(.019)	(.491)
Distributions from net investment income	(.240)	(.461)	(.345)
Distributions from net realized gain	-	-	(.014)
Total distributions	(.240)	(.461)	(.359)
Net asset value, end of period	$8.30	$8.67	$9.15
Total Return D,E	(1.54)%	(.07)%	(5.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58% H	.60%	.60% H
Expenses net of fee waivers, if any	.57% H	.60%	.60% H
Expenses net of all reductions	.57% H	.60%	.60% H
Net investment income (loss)	6.20% H	5.65%	4.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,530,716	$1,640,305	$2,481,365
Portfolio turnover rate I	41% H	32%	59% H,J

AFor the period May 13, 2021 (commencement of operations) through April 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity SAI High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the nine month period ended September 30, 2023 was 9.63%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$50,472,268.00	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.3 - 6.8 / 4.4	Increase
		Market approach	Transaction price	$79.39	Increase
Corporate Bonds	$4,634,133.00	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.8	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,850.00	Increase
		Discounted cash flow	Yield	19.1%	Decrease
Bank Loan Obligations	$5,836,395.00	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.5	Increase
		Indicative market price	Evaluated bid	$95.50	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	13.0% - 15.0% / 13.4%	Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,801,677
Gross unrealized depreciation	(194,360,179)
Net unrealized appreciation (depreciation)	$(170,558,502)
Tax cost	$1,685,724,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(157,865,635)
Long-term	(68,928,126)
Total capital loss carryforward	$(226,793,761)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity SAI High Income Fund	Fidelity Private Credit Central Fund LLC	$3,840,000

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI High Income Fund	346,388,887	317,364,231
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI High Income Fund	$157

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI High Income Fund	Borrower	$16,025,000	5.57%	$7,438

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI High Income Fund	199,373

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI High Income Fund	$1,364
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI High Income Fund	$19	$-	$-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until August 31, 2024. During the period, this waiver reduced the Fund's management fee by $37,944.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,911.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $33,022.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI High Income Fund	22%

12. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim that is presented as other income in the Statement of Operations.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® SAI High Income Fund	.57%
Actual		$ 1,000	$ 984.60	$ 2.84
Hypothetical-B		$ 1,000	$ 1,022.27	$ 2.90

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9901442.102
SAH-SANN-1223
Fidelity® Focused High Income Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Occidental Petroleum Corp.	2.2
PG&E Corp.	2.1
Ford Motor Credit Co. LLC	2.0
Tenet Healthcare Corp.	1.9
CCO Holdings LLC/CCO Holdings Capital Corp.	1.8
Sirius XM Radio, Inc.	1.8
VICI Properties LP / VICI Note Co.	1.7
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.6
Hess Midstream Partners LP	1.6
Hilton Domestic Operating Company, Inc.	1.6
18.3

Market Sectors (% of Fund's net assets)

Energy	15.8
Services	7.2
Healthcare	5.8
Technology	5.8
Utilities	5.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 92.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	680,000	348,500
Nonconvertible Bonds - 92.4%
Aerospace - 3.2%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	699,588
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	665,217
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	800,000	666,614
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	912,515
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,056,617
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	133,841
TransDigm, Inc.:
6.75% 8/15/28 (b)	2,190,000	2,126,453
7.5% 3/15/27	145,000	144,823
		6,405,668
Air Transportation - 1.3%
American Airlines, Inc. 7.25% 2/15/28 (b)	175,000	162,719
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	350,000	340,357
Forward Air Corp. 9.5% 10/15/31 (b)	425,000	414,375
Rand Parent LLC 8.5% 2/15/30 (b)	430,000	392,674
United Airlines, Inc. 4.375% 4/15/26 (b)	1,440,000	1,335,765
		2,645,890
Automotive & Auto Parts - 3.3%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	883,769
Dana, Inc. 4.5% 2/15/32	380,000	297,578
Ford Motor Co.:
3.25% 2/12/32	580,000	437,421
5.291% 12/8/46	290,000	210,686
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	273,285
4% 11/13/30	1,495,000	1,231,413
4.687% 6/9/25	2,140,000	2,070,851
5.125% 6/16/25	530,000	515,697
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	138,266
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	190,000	187,160
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	403,025
		6,649,151
Banks & Thrifts - 0.3%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	178,949
UniCredit SpA:
5.861% 6/19/32 (b)(c)	93,000	83,668
7.296% 4/2/34 (b)(c)	237,000	219,925
Western Alliance Bancorp. 3% 6/15/31 (c)	120,000	91,680
		574,222
Broadcasting - 2.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)	1,390,000	14,317
Nexstar Media, Inc. 5.625% 7/15/27 (b)	990,000	890,961
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	311,239
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	293,743
5% 8/1/27 (b)	3,000,000	2,750,700
5.5% 7/1/29 (b)	625,000	553,796
TEGNA, Inc. 5% 9/15/29	210,000	175,875
		4,990,631
Building Materials - 1.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,230,900
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	230,000	219,615
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	890,000	708,313
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,062,130
		3,220,958
Cable/Satellite TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	85,000	68,156
5% 2/1/28 (b)	1,780,000	1,598,328
5.125% 5/1/27 (b)	2,110,000	1,942,670
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	107,194
5.375% 2/1/28 (b)	500,000	398,168
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	274,909
		4,389,425
Chemicals - 4.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	862,256
INEOS Finance PLC 6.75% 5/15/28 (b)	455,000	424,848
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	208,471
Methanex Corp.:
5.25% 12/15/29	160,000	141,485
5.65% 12/1/44	991,000	728,229
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,444,377
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	750,379
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	245,000	239,292
SPCM SA 3.125% 3/15/27 (b)	385,000	340,681
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	297,366
5.375% 5/15/27	1,000,000	903,416
5.75% 11/15/28 (b)	505,000	427,104
Tronox, Inc. 4.625% 3/15/29 (b)	570,000	449,008
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	249,791
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	685,000	615,375
7.375% 3/1/31 (b)	85,000	78,733
		8,160,811
Consumer Products - 1.1%
Kohl's Corp. 4.25% 7/17/25	25,000	23,349
Mattel, Inc. 6.2% 10/1/40	245,000	209,987
Newell Brands, Inc.:
6.375% 4/1/36 (e)	490,000	384,321
6.625% 9/15/29	875,000	804,960
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	476,550
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	295,807
		2,194,974
Containers - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	43,945
Ball Corp. 3.125% 9/15/31	1,340,000	1,037,332
BWAY Holding Co. 7.875% 8/15/26 (b)	430,000	402,746
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	700,000	572,347
OI European Group BV 4.75% 2/15/30 (b)	390,000	331,855
Sealed Air Corp.:
5% 4/15/29 (b)	950,000	842,493
6.875% 7/15/33 (b)	445,000	417,188
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	215,000	194,893
		3,842,799
Diversified Financial Services - 5.1%
GGAM Finance Ltd. 7.75% 5/15/26 (b)	540,000	535,691
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	942,504
HTA Group Ltd. 7% 12/18/25 (b)	435,000	418,979
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,005,000	1,716,781
6.25% 5/15/26	1,620,000	1,480,736
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	738,180
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,306,997
Navient Corp. 6.75% 6/15/26	540,000	511,650
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	967,525
6.875% 3/15/25	1,105,000	1,090,187
7.125% 3/15/26	500,000	485,580
		10,194,810
Diversified Media - 0.4%
Lamar Media Corp. 3.625% 1/15/31	915,000	739,604
Energy - 15.5%
Altus Midstream LP 5.875% 6/15/30 (b)	270,000	247,738
Apache Corp.:
4.25% 1/15/30	215,000	187,203
5.1% 9/1/40	600,000	466,230
5.25% 2/1/42	905,000	683,492
5.35% 7/1/49	150,000	109,478
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	200,000	186,000
7% 1/15/32 (b)	215,000	208,419
Cheniere Energy Partners LP 3.25% 1/31/32	865,000	670,754
Cheniere Energy, Inc. 4.625% 10/15/28	640,000	584,765
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	131,820
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,511,638
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625% 5/1/27 (b)	1,928,000	1,854,505
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	627,821
5.75% 2/15/28 (b)	150,000	134,769
DCP Midstream Operating LP:
5.6% 4/1/44	85,000	71,837
8.125% 8/16/30	25,000	27,262
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	705,078
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	183,870
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	182,808
5.45% 6/1/47	530,000	398,406
5.6% 4/1/44	895,000	703,694
EQM Midstream Partners LP:
5.5% 7/15/28	800,000	746,609
6.5% 7/1/27 (b)	785,000	763,023
6.5% 7/15/48	485,000	410,100
7.5% 6/1/27 (b)	555,000	549,661
EQT Corp. 3.9% 10/1/27	1,450,000	1,334,203
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	987,993
5.625% 2/15/26 (b)	2,310,000	2,237,094
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	308,531
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)	262,918	269,833
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	931,525
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	682,902
4.3% 8/15/39	260,000	185,198
5.55% 3/15/26	1,275,000	1,257,877
6.125% 1/1/31	1,310,000	1,281,128
6.2% 3/15/40	255,000	236,436
8.875% 7/15/30	580,000	644,067
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	420,000	407,110
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	605,000	605,194
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	387,000	381,737
Sunnova Energy Corp. 11.75% 10/1/28 (b)	205,000	174,871
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	987,505
5.875% 3/15/28	1,695,000	1,603,457
6% 4/15/27	25,000	24,072
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	272,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	197,111
6% 12/31/30 (b)	1,190,000	1,001,782
Valaris Ltd. 8.375% 4/30/30 (b)	335,000	328,719
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	399,446
3.875% 11/1/33 (b)	380,000	287,146
4.125% 8/15/31 (b)	460,000	369,843
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	320,000	310,663
Western Gas Partners LP 4.65% 7/1/26	808,000	772,532
		30,827,893
Environmental - 1.6%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	922,921
6% 6/15/30 (b)	170,000	159,494
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,361,833
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	692,466
		3,136,714
Food & Drug Retail - 2.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	3,810,000	3,248,398
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	339,938
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	375,000	147,459
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	152,641
		3,888,436
Food/Beverage/Tobacco - 2.4%
C&S Group Enterprises LLC 5% 12/15/28 (b)	405,000	313,369
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30	2,525,000	2,307,531
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	755,000	624,662
Pilgrim's Pride Corp. 4.25% 4/15/31	405,000	333,590
Post Holdings, Inc.:
5.5% 12/15/29 (b)	590,000	526,170
5.625% 1/15/28 (b)	405,000	376,395
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	180,000	153,703
7.25% 1/15/32 (b)	210,000	206,144
		4,841,564
Gaming - 3.5%
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	455,000	406,499
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,150,865
MGM Resorts International 5.75% 6/15/25	866,000	846,860
Ontario Gaming GTA LP 8% 8/1/30 (b)	115,000	112,417
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,116,734
4.5% 9/1/26 (b)	1,300,000	1,213,498
4.625% 6/15/25 (b)	245,000	235,318
4.625% 12/1/29 (b)	925,000	800,088
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	803,679
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	324,066
		7,010,024
Healthcare - 5.7%
180 Medical, Inc. 3.875% 10/15/29 (b)	625,000	519,236
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,063,681
Centene Corp.:
2.45% 7/15/28	75,000	63,023
2.5% 3/1/31	1,665,000	1,261,171
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	795,000	671,036
4.25% 5/1/28 (b)	90,000	79,969
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	365,000	286,054
Grifols SA 4.75% 10/15/28 (b)	200,000	167,500
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	137,056
Hologic, Inc. 4.625% 2/1/28 (b)	850,000	772,992
IQVIA, Inc. 5% 5/15/27 (b)	820,000	771,443
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	304,384
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	400,737
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	725,558
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	224,655
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	207,388
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,610,263
4.875% 1/1/26	595,000	570,250
5.125% 11/1/27	1,200,000	1,107,741
6.125% 6/15/30	465,000	430,442
		11,374,579
Homebuilders/Real Estate - 3.1%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	371,201
Greystar Real Estate Partners 7.75% 9/1/30 (b)	95,000	93,338
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	435,708
Howard Hughes Corp. 4.375% 2/1/31 (b)	825,000	627,987
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	562,100
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,105,000	1,276,459
5.25% 8/1/26	1,075,000	925,589
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	462,527
Service Properties Trust:
3.95% 1/15/28	75,000	56,077
5.5% 12/15/27	415,000	350,365
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	450,000	408,443
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	640,791
		6,210,585
Hotels - 2.1%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	920,901
4% 5/1/31 (b)	2,780,000	2,302,302
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	419,694
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	463,339
		4,106,236
Insurance - 0.5%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (b)	1,075,000	945,097
Leisure - 1.7%
Carnival Corp.:
7% 8/15/29 (b)	425,000	416,730
7.625% 3/1/26 (b)	675,000	656,365
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	322,161
8.375% 2/1/28 (b)	230,000	227,830
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	1,094,418
7.25% 1/15/30 (b)	700,000	690,532
		3,408,036
Metals/Mining - 1.9%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	130,000	128,375
ERO Copper Corp. 6.5% 2/15/30 (b)	740,000	627,735
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,140,000	1,026,467
Howmet Aerospace, Inc. 5.95% 2/1/37	400,000	365,403
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	223,371
Mineral Resources Ltd. 8% 11/1/27 (b)	1,130,000	1,091,908
Novelis Corp. 3.875% 8/15/31 (b)	385,000	300,685
		3,763,944
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	570,000	464,222
6% 6/15/27 (b)	370,000	349,649
		813,871
Restaurants - 1.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	118,654
Yum! Brands, Inc.:
3.625% 3/15/31	2,615,000	2,123,495
5.35% 11/1/43	110,000	93,225
		2,335,374
Services - 6.6%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	330,195
4.875% 7/15/32 (b)	565,000	472,628
AECOM 5.125% 3/15/27	1,485,000	1,401,990
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,545,395
ASGN, Inc. 4.625% 5/15/28 (b)	965,000	854,493
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	136,788
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	320,000	317,600
CoreCivic, Inc. 8.25% 4/15/26	160,000	161,989
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	400,720
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	185,781
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	986,225
Iron Mountain, Inc. 4.875% 9/15/29 (b)	2,715,000	2,364,932
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	1,956,246
Service Corp. International 5.125% 6/1/29	1,425,000	1,303,875
Sotheby's 7.375% 10/15/27 (b)	185,000	165,221
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	586,279
		13,170,357
Steel - 0.1%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	93,281
Super Retail - 2.5%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	207,243
5% 2/15/32 (b)	260,000	210,876
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,620,000	1,499,789
Gap, Inc. 3.875% 10/1/31 (b)	385,000	276,483
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,024,479
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	490,495
Nordstrom, Inc. 4.375% 4/1/30	930,000	721,880
The William Carter Co. 5.625% 3/15/27 (b)	465,000	440,598
		4,871,843
Technology - 5.8%
Acuris Finance U.S. 5% 5/1/28 (b)	385,000	303,188
Block, Inc. 2.75% 6/1/26	380,000	340,997
Broadcom, Inc. 2.45% 2/15/31 (b)	420,000	322,315
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	331,437
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	415,000	409,909
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,357,712
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	438,831
Elastic NV 4.125% 7/15/29 (b)	235,000	198,050
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	651,306
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	593,814
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	441,313
4.125% 8/1/30 (b)	265,000	215,320
ON Semiconductor Corp. 3.875% 9/1/28 (b)	545,000	468,199
Open Text Corp.:
3.875% 2/15/28 (b)	1,410,000	1,225,396
3.875% 12/1/29 (b)	390,000	318,935
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	107,718
Qorvo, Inc. 4.375% 10/15/29	505,000	438,478
Seagate HDD Cayman 8.25% 12/15/29 (b)	1,425,000	1,448,123
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	932,404
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	450,995
Twilio, Inc. 3.875% 3/15/31	350,000	279,428
VM Consolidated, Inc. 5.5% 4/15/29 (b)	345,000	305,522
		11,579,390
Telecommunications - 2.6%
Altice Financing SA 5% 1/15/28 (b)	10,000	8,133
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,290,748
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	623,700
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	1,100,000	731,500
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	365,197
5.125% 1/15/28 (b)	900,000	771,750
SBA Communications Corp. 3.875% 2/15/27	750,000	683,021
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	82,551
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	655,241
		5,211,841
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	307,783
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	147,006
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	107,005
		561,794
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	295,357
XPO, Inc. 6.25% 6/1/28 (b)	325,000	311,370
		606,727
Utilities - 5.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,259,294
4.75% 3/15/28 (b)	195,000	174,066
FirstEnergy Corp. 2.25% 9/1/30	825,000	636,579
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	149,310
NRG Energy, Inc.:
5.25% 6/15/29 (b)	625,000	551,413
6.625% 1/15/27	729,000	707,519
PG&E Corp.:
5% 7/1/28	2,685,000	2,432,463
5.25% 7/1/30	2,115,000	1,852,531
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	109,850
TransAlta Corp. 6.5% 3/15/40	355,000	312,864
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	825,935
Vistra Operations Co. LLC 5% 7/31/27 (b)	2,395,000	2,190,913
		11,202,737
TOTAL NONCONVERTIBLE BONDS		183,969,266
TOTAL CORPORATE BONDS (Cost $207,324,249)		184,317,766

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(h)(i)	206,842	2,199
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.53% 11/23/27 (c)(h)(i)	456,515	262,820
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9386% 11/5/27 (c)(h)(i)	346,920	345,557
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (c)(h)(i)	374,031	373,563
Services - 0.6%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/21/28 (c)(h)(i)	133,312	132,907
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1741% 12/10/29 (c)(h)(i)	50,000	42,042
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9241% 12/10/28 (c)(h)(i)	496,162	460,657
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (c)(h)(i)	552,225	481,474
TOTAL SERVICES		1,117,080
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (c)(h)(i)	257,400	257,472
TOTAL BANK LOAN OBLIGATIONS (Cost $2,673,277)		2,358,691

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.7% (c)(j)	385,000	253,738
4.7% (c)(j)	100,000	59,377
Wells Fargo & Co. 7.625% (c)(j)	320,000	323,449
TOTAL BANKS & THRIFTS		636,564
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (c)(j)	465,000	320,441
5.375% (c)(j)	225,000	215,677
TOTAL DIVERSIFIED FINANCIAL SERVICES		536,118
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (c)(h)(j)	700,000	674,277
TOTAL PREFERRED SECURITIES (Cost $1,841,574)		1,846,959

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k) (Cost $7,940,946)	7,939,358	7,940,946

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $219,780,046)	196,464,362
NET OTHER ASSETS (LIABILITIES) - 1.3%	2,492,324
NET ASSETS - 100.0%	198,956,686

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,692,027 or 63.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $269,833 or 0.1% of net assets.

(g)	Level 3 security
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	257,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	22,038,961	24,742,932	38,840,946	485,744	-	(1)	7,940,946	0.0%
Total	22,038,961	24,742,932	38,840,946	485,744	-	(1)	7,940,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	184,317,766	-	184,047,933	269,833

Bank Loan Obligations	2,358,691	-	2,358,691	-

Preferred Securities	1,846,959	-	1,846,959	-

Money Market Funds	7,940,946	7,940,946	-	-
Total Investments in Securities:	196,464,362	7,940,946	188,253,583	269,833
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $211,839,100)	$188,523,416
Fidelity Central Funds (cost $7,940,946)	7,940,946

Total Investment in Securities (cost $219,780,046)		$196,464,362
Cash		19,703
Receivable for fund shares sold		10,678
Interest receivable		2,813,805
Distributions receivable from Fidelity Central Funds		46,214
Prepaid expenses		294
Receivable from investment adviser for expense reductions		4,808
Total assets		199,359,864
Liabilities
Payable for fund shares redeemed	$108,349
Distributions payable	130,971
Accrued management fee	91,146
Transfer agent fee payable	26,885
Other affiliated payables	6,928
Custody fee payable	37,775
Other payables and accrued expenses	1,124
Total Liabilities		403,178
Net Assets		$198,956,686
Net Assets consist of:
Paid in capital		$246,091,564
Total accumulated earnings (loss)		(47,134,878)
Net Assets		$198,956,686
Net Asset Value, offering price and redemption price per share ($198,956,686 ÷ 26,550,653 shares)		$7.49

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$41,509
Interest		5,254,921
Income from Fidelity Central Funds		485,744
Total Income		5,782,174
Expenses
Management fee	$573,520
Transfer agent fees	163,364
Accounting fees and expenses	43,584
Custodian fees and expenses	1,695
Independent trustees' fees and expenses	532
Registration fees	18,287
Audit	38,046
Legal	283
Miscellaneous	425
Total expenses before reductions	839,736
Expense reductions	(51,682)
Total expenses after reductions		788,054
Net Investment income (loss)		4,994,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,668,386)
Total net realized gain (loss)		(3,668,386)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,686,007)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(4,686,008)
Net gain (loss)		(8,354,394)
Net increase (decrease) in net assets resulting from operations		$(3,360,274)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,994,120	$11,061,719
Net realized gain (loss)	(3,668,386)	(10,993,496)
Change in net unrealized appreciation (depreciation)	(4,686,008)	2,549,482
Net increase (decrease) in net assets resulting from operations	(3,360,274)	2,617,705
Distributions to shareholders	(4,689,313)	(10,552,282)

Share transactions
Proceeds from sales of shares	6,394,044	14,368,413
Reinvestment of distributions	3,908,816	8,853,903
Cost of shares redeemed	(24,676,457)	(71,841,155)

Net increase (decrease) in net assets resulting from share transactions	(14,373,597)	(48,618,839)
Total increase (decrease) in net assets	(22,423,184)	(56,553,416)

Net Assets
Beginning of period	221,379,870	277,933,286
End of period	$198,956,686	$221,379,870

Other Information
Shares
Sold	832,706	1,842,094
Issued in reinvestment of distributions	510,512	1,150,252
Redeemed	(3,225,044)	(9,332,498)
Net increase (decrease)	(1,881,826)	(6,340,152)

Financial Highlights
Fidelity® Focused High Income Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$7.79	$7.99	$8.86	$8.28	$8.65	$8.47
Income from Investment Operations
Net investment income (loss) A,B	.182	.357	.317	.340	.374	.399
Net realized and unrealized gain (loss)	(.311)	(.216)	(.863)	.574	(.378)	.190
Total from investment operations	(.129)	.141	(.546)	.914	(.004)	.589
Distributions from net investment income	(.171)	(.341)	(.324)	(.334)	(.366)	(.409)
Total distributions	(.171)	(.341)	(.324)	(.334)	(.366)	(.409)
Net asset value, end of period	$7.49	$7.79	$7.99	$8.86	$8.28	$8.65
Total Return C,D	(1.68)%	1.91%	(6.41)%	11.16%	(.16)%	7.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80% G	.79%	.75%	.75%	.78%	.79%
Expenses net of fee waivers, if any	.75% G	.75%	.75%	.75%	.78%	.79%
Expenses net of all reductions	.75% G	.75%	.75%	.75%	.78%	.78%
Net investment income (loss)	4.73% G	4.62%	3.62%	3.88%	4.31%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$198,957	$221,380	$277,933	$384,632	$347,510	$302,781
Portfolio turnover rate H	33% G	9%	20%	73%	43%	49%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,081,381
Gross unrealized depreciation	(23,273,028)
Net unrealized appreciation (depreciation)	$(22,191,647)
Tax cost	$218,656,009

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,680,461)
Long-term	(10,958,764)
Total capital loss carryforward	$(21,639,225)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	31,875,474	31,816,505
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1541% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Focused High Income Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Focused High Income Fund	0.0414%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Focused High Income Fund	$178
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through August 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $47,279.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $186.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $4,217.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Focused High Income Fund	.75%
Actual		$ 1,000	$ 983.20	$ 3.74
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Focused High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2023, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.75% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.801609.120
FFH-SANN-1223

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023